As filed with the Securities and Exchange	Registration No. 333-47094
Commission on April 13, 2005

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 8	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

SelectHLife Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor's Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor's Telephone Number, including Area Code)
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, CT 06l56
(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, Hartford, CT 06156

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on April 29, 2005 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

VARIABLE ACCUMULATION DESIGNSM A SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY issued by ReliaStar Life Insurance Company and its SelectHLife Variable Account

The Policy	Fund Managers
Is issued by ReliaStar Life Insurance Company.	Funds managed by the following investment managers are available through the policy:
Is returnable by you during the free look period if you are not satisfied.
Premium Payments	AIM Capital Management, Inc.
Are flexible, so the premium amount and frequency may vary.	Alliance Capital Management LP
Are allocated to the variable account and the fixed account, based on your instructions.	American Century Investment Management, Inc.
Are subject to specified fees and charges.	BAMCO, Inc.
The Policy Value	Baring International Investment Limited
Is the sum of your holdings in the fixed account, the variable account and the loan account.	Capital Research and Management Company
Has no guaranteed minimum value under the variable account. The value varies with the value of the subaccounts you select.	Evergreen Investment Management Company, LLC
Has a minimum guaranteed rate of return for amounts in the fixed account.	Fidelity Management & Research Company
Is subject to specified fees and charges, including possible surrender charges.	ING Investment Management Co.
J.P. Morgan Investment Management, Inc.
Death Benefit Proceeds	Julius Baer Investment Management, LLC
Are paid if your policy is in force when the surviving joint insured person dies.	Legg Mason Funds Management, Inc.
Marsico Capital Management, LLC
Are calculated under your choice of options until age 100 of the younger of the joint insured persons:	Massachusetts Financial Services Company
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;	Mercury Advisors
Morgan Stanley Investment Management, Inc. (d/b/a/ Van Kampen)

  Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A; or
Neuberger Berman Management, Inc.
OppenheimerFunds, Inc.
Pacific Investment Management Company LLC

  Option 3 - the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.
Pioneer Investment Management, Inc.
Salomon Brothers Asset Management Inc.
T. Rowe Price Associates, Inc.
UBS Global Asset Management (Americas) Inc.
Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans, accrued loan interest and unpaid fees and charges.

Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

  This prospectus describes what you should know before purchasing the Variable Accumulation DesignSM survivorship variable universal life insurance policy. Please read it carefully and keep it for future reference.

  Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

  The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

The date of this prospectus is April 29, 2005.

TABLE OF CONTENTS
	Page		Page
POLICY SUMMARY .............................	3	Termination of Coverage ................................	48
The Policy's Features and Benefits ...............	3	TAX CONSIDERATIONS ............................	49
Factors You Should Consider Before		Tax Status of the Company ..............................	49
Purchasing a Policy ............................	6	Tax Status of the Policy .................................	50
Fees and Charges ....................................	8	Diversification and Investor Control Requirements .	50
THE COMPANY, THE FIXED ACCOUNT		Tax Treatment of Policy Death Benefits ..............	51
AND THE VARIABLE ACCOUNT ......	19	Distributions Other than Death Benefits ...............	51
ReliaStar Life Insurance Company ...............	19	Other Tax Matters ........................................	53
The Investment Options ............................	19	ADDITIONAL INFORMATION ....................	56
DETAILED INFORMATION ABOUT THE		General Policy Provisions ...............................	56
POLICY ........................................	22	Distribution of the Policies..............................	63
Purchasing a Policy .................................	22	Trading - Industry Developments ......................	65
Fees and Charges ....................................	26	Legal Proceedings ........................................	65
Death Benefits .......................................	31	Financial Statements .....................................	65
Additional Insurance Benefits .....................	36	APPENDIX A ............................................	A-1
Policy Value ..........................................	39	APPENDIX B ............................................	B-1
Special Features and Benefits .....................	42	MORE INFORMATION IS AVAILABLE ........	Back Cover

TERMS TO UNDERSTAND
The following is a list of some of the key defined terms and the page number on which each is defined:
Term	Page Where Defined	Term	Page Where Defined
Age, Average Age ...........................	22	Policy Value .................................	1
Fixed Account ...............................	4	Preferred Loans ..............................	53
Fixed Account Value ........................	19	Segment or Coverage Segment................	32
Loan Account ................................	41	Surrender Value .............................	4
Loan Account Value ........................	41	Valuation Date ..............................	40
Monthly Processing Date ..................	27	Variable Account ...........................	4
Net Premium .................................	3	Variable Account Value ....................	40
Policy Date ...................................	22

  "ReliaStar," "we," "us," "our" and the "company" refer to ReliaStar Life Insurance Company. "You" and "your" refer to the policy owner. The owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the surviving joint insured person's lifetime.

  State Variations - State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders are the controlling documents. If you would like to review a copy of the policy and riders, contact our customer service center or your agent/registered representative.

You may contact us about the policy at our:	Customer Service Center P.O. Box 5011 2001 21st Avenue NW Minot, North Dakota 58703 1-877-886-5050 www.ingservicecenter.com

2 - Variable Accumulation DesignSM

POLICY SUMMARY

  This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus which should be read carefully before you purchase the policy.

The Policy's Features and Benefits
Premium Payments See Premium Payments, page 23.	You choose when to pay and how much to pay; but you cannot pay additional premiums after age 100 of the younger of the joint insured persons and we may refuse to accept any premium less than $25.
You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse.
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code.
We deduct a premium expense charge from each premium payment and credit the remaining premium (the "net premium") to the variable account or the fixed account according to your instructions.
Free Look Period See Free Look Period, page 25.	During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.

    The free look period is generally ten days from your receipt of the policy, although certain states may allow more than ten days. The length of the free look period and the free look refund that applies in your state will be stated in your policy.

During the free look period, your net premium will be allocated to the subaccount which invests in the ING Liquid Assets Portfolio.
Generally, there are two types of free look refunds:
Some states require a return of all premium we have received; and
Other states require a return of all premium we have received plus any earnings or less any losses attributable to the amount allocated to the money market subaccount.
Temporary Insurance See Temporary Insurance, page 25.	If you apply and qualify, we may issue temporary insurance equal to the amount of insurance for which you applied.
The maximum amount of temporary insurance is $4.5 million, which includes other in-force coverage you have with us.
Temporary insurance may not be available in all states.
Death Benefits See Death Benefits, page 31.	Death benefits are paid if your policy is in force when the surviving joint insured person dies.
Until age 100 of the younger of the joint insured persons, the amount of the death benefit will depend on which death benefit option is in effect when the surviving joint insured person dies.
You may choose between one of three death benefit options:
Option 1 - the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;

    Option 2 - the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A; or

    Option 3 - the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.

Variable Accumulation DesignSM - 3

Death Benefits (Continued)	After age 100 of the younger of the joint insured persons, the base death benefit under all options will be the policy value.
We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans, accrued loan interest and unpaid fees and charges.
The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.
Death Benefit Guarantees See Death Benefit Guarantees, page 35.

    Generally, your policy will not lapse as long as your policy value minus any surrender charge, loan amount and unpaid fees and charges (the "surrender value") is enough to cover the periodic fees and charges, when due.

However, the policy has two death benefit guarantees which provide that the policy will not lapse even if the surrender value not enough to pay the periodic fees and charges, when due:

    The Basic Death Benefit Guarantee is standard on every policy. The length of the guarantee period is specified in your policy and is uniquely determined on a policy-by-policy basis and depends on the issue ages and risk classes of the joint insured persons, the death benefit option and any optional rider benefits. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee;

    The Supplemental Death Benefit Guarantee is standard on every policy. Under this guarantee your policy will not lapse during the Supplemental Death Benefit Guarantee period if on each monthly processing date since the policy date your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to 40% of the sum of minimum premium payments to the next monthly processing date. The supplemental guarantee period begins on the policy date and is equal to the death benefit guarantee period shown in your policy, multiplied by 40% and rounded to the lower whole number of policy years. The supplemental guarantee period may not exceed ten policy years. There is no charge for this guarantee.

Rider Benefits See Additional Insurance Benefits, page 36.	Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
Optional rider benefits that you must select before they are effective; and
Rider benefits that automatically come with your policy.
In many cases, we deduct an additional monthly charge for these benefits.
Not all riders may be available under your policy.
Investment Options See The Investment Options, page 19.	You may allocate your net premiums to the SelectHLife Variable Account (the "variable account") and our fixed account.

    The variable account is one of our separate accounts and consists of subaccounts which invest in corresponding funds. When you allocate premiums to a subaccount, we invest any net premiums in shares of the corresponding fund.

Your variable account value will vary with the investment performance of the funds and the charges we deduct from your variable account value.
The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
We credit interest of at least 3.00% per year on amounts allocated to the fixed account.
We may, in our sole discretion, credit interest in excess of 3.00%.
Transfers See Transfers, page 43.

    You currently may make an unlimited number of transfers between the subaccounts and to the fixed account each policy year. We reserve the right, however, to limit you to 12 transfers each policy year, and transfers are subject to any other limits, conditions and restrictions that we or the funds whose shares are involved may impose.

There are certain restrictions on transfers from the fixed account.
We currently do not charge for transfers. We reserve the right, however, to charge up to $25 for each transfer.

4 - Variable Accumulation DesignSM

Asset Allocation Programs See Dollar Cost Averaging, page 44. See Automatic Rebalancing, page 45.

    Dollar cost averaging is a systematic program of transferring policy values to selected investment options. It is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps to reduce the risk of investing too little when the price of a fund's shares is low.

    Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.

There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.
Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.
Loans See Loans, page 42.	You may take loans against your policy's surrender value. We reserve the right to limit borrowing during the first policy year.
Generally, a loan must be at least $500 and may not exceed 90% of your surrender value.
When you take a loan from your policy we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
We credit amounts held in the loan account with interest at an annual rate equal to 3.00%.
We also charge interest on loans. Interest is payable in advance and accrues daily at a current annual rate of 4.76%.

    After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate currently equal to 2.91% (guaranteed not to exceed 3.38%) on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.

Loans reduce your policy's death benefit and may cause your policy to lapse.
Loans may have tax consequences, and you should consult with a qualified tax adviser before taking a loan from your policy.
Partial Withdrawals See Partial Withdrawals, Page 47.	After the first policy year, you may withdraw part of your policy's surrender value.
We currently allow one partial withdrawal each year during policy years two through ten and 12 partial withdrawals each policy year thereafter.
A partial withdrawal must be at least $500.
In policy years two through 15 you may not withdraw more than 20% of your surrender value.
We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal.
Partial withdrawals reduce your policy's base death benefit and policy value.
Partial withdrawals may also have tax consequences, and you should consult with a qualified tax adviser before taking a partial withdrawal from your policy.
Surrenders See Surrender, page 48.	You may surrender your policy for its surrender value at any time before the death of the surviving joint insured person.
The surrender value of a policy is equal to the policy value minus any surrender charge, loan amount and unpaid fees and charges.

    Surrender charges apply for 15 years from the issue date of your policy and for 15 years after each increase in your insurance coverage. The initial surrender charges are level for the first five years and then decrease uniformly each month to zero at the end of the fifteenth policy year. For any requested increase in your insurance coverage, an additional surrender charge begins at zero, increases uniformly each month until it reaches the maximum after three years and then reduces uniformly each month until it becomes zero at the end of the fifteenth segment year.

    The initial surrender charge rates vary depending on the gender, risk class and age of each of the joint insured persons at issue. Surrender charge rates for increases in your insurance coverage vary depending on the gender, risk class and age of each of the joint insured persons at the time of the increase.

Variable Accumulation DesignSM - 5

Surrenders (Continued)	The surrender charge is neither assessed upon nor reduced because of a requested decrease in your insurance coverage.
If the surrender charge exceeds the available policy value minus the loan amount and unpaid fees and charges, there will be no proceeds paid to you on surrender.
All insurance coverage ends on the date we receive your surrender request.
If you surrender your policy, it cannot be reinstated.
Surrendering the policy may have tax consequences, and you should consult with a qualified tax adviser before surrendering your policy.
Reinstatement See Reinstatement, page 49.	Reinstatement means putting a lapsed policy back in force.
You may reinstate your policy and riders within five years of its lapse if you did not surrender your policy, you still own the policy and each joint insured person is still insurable.
You will need to pay the required reinstatement premium.
If the Supplemental Death Benefit Guarantee lapses, it cannot be reinstated.
A policy that is reinstated more than 90 days after lapsing will be considered a modified endowment contract for tax purposes.
Reinstating your policy may have tax consequences, and you should consult with a qualified tax adviser before reinstating your policy.
Factors You Should Consider Before Purchasing a Policy

  The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy's investment options, its other features and benefits, its risks and the fees and charges you will incur. Consider, among others, the following matters.

Life Insurance Coverage	The policy is not a short-term investment and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.
Fees and Charges See Fees and Charges, page 26.

    In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

A policy's fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.

    We believe the policy's fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that these various features, benefits and services have to you, given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Lapse See Lapse, page 48.	Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
A death benefit guarantee is in effect; or
Your surrender value is enough to pay the periodic fees and charges when due.
If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.

6 - Variable Accumulation DesignSM
Investment Risk See The Variable Account, page 20.	You should evaluate the policy's long-term investment potential and risks before purchasing a policy.
For amounts you allocate to the subaccounts of the variable account:
Your values will fluctuate with the markets, interest rates and the performance of the underlying funds;
You assume the risk that your values may decline or not perform to your expectations;
Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
Each fund has various investment risks, and some funds are riskier than others;
There is no assurance that any of the funds will achieve its stated investment objective; and
You should read each fund's prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount.
For amounts you allocate to the fixed account:
Interest rates we declare will change over time; and
You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 3.00%.
Exchanges See Purchasing a Policy, page 22.	Replacing your existing life insurance policy(ies) with the policy described in this prospectus may not be beneficial to you.
Before purchasing a policy, determine whether your existing policy(ies) will be subject to fees or penalties upon surrender or cancellation.
Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) with those of the policy described in this prospectus.
Taxation See TAX CONSIDERATIONS, page 49.

    Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.

    Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. However depending on circumstances, the following events may have tax consequences for you:

	Reduction in the amount of your insurance coverage	Partial withdrawals
	Loans	Surrender
	Lapse	Reinstatement

    In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will cause income taxation to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

    There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

Consult with a qualified legal or tax adviser before you purchase a policy.
Sales Compensation See Distribution of the Policies, page 63.	We pay compensation to broker/dealers who sell the policy.
Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.

    We generally pay more compensation for base insurance coverage than for coverage under a term rider. Discuss with your agent/registered representative the right blend of base coverage and term rider coverage for you.

Other Products	We and our affiliates offer other insurance products which may have different features, benefits, fees and charges. These other products may better match your needs.
Contact your agent/registered representative if you would like information about these other products.

Variable Accumulation DesignSM - 7

Fees and Charges
The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

  Transaction Fees and Charges The following table describes the fees and charges you will pay at the time you buy the policy, make a partial withdrawal, surrender the policy, transfer your policy value between investment options or make certain other transactions. See Transaction Fees and Charges, page 26.

Charge	When Deducted	Amount Deducted
Premium Expense Charge	Deducted when you make a premium payment.	6.25% of each premium payment - guaranteed.
6.25% of each premium payment made in policy years 1 - 10, and lower thereafter - current.
Partial Withdrawal Fee	Deducted when you take a partial withdrawal.	$25 - maximum.
$10 - current.
Surrender Charge[1]	Deducted when you surrender or lapse your policy during the first 15 policy years (or 15 years from an increase in your insurance coverage).	Maximum rates - $47.82 per $1,000 of insurance coverage.
Minimum rates - $11.83 per $1,000 of insurance coverage.

    Rates for representative joint insured persons - $28.85 per $1,000 of insurance coverage. The representative joint insured persons are a male, age 55 in the preferred no tobacco risk class and a female, age 55 in the standard no tobacco risk class.

Transfer Charge	Deducted each time you make a transfer between investment options.	$25 - maximum.
$0 - current.
Excess Illustration Fee	Deducted each time you request an illustration after the first each policy year.	$50 - maximum.
$0 - current.
Excess Annual Policy Report Fee	Deducted each time you request an annual policy report after the first each policy year.	$50 - maximum.
$0 - current.
[1]

  The rates shown are for the first segment year. The surrender charge rates that apply to you depend on the gender, age and risk class of each joint insured person. The rates for the representative joint insured persons listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. The surrender charge remains level for the first five years and then decreases uniformly each month to zero at the end of the fifteenth policy year. For any requested increase in your insurance coverage, the surrender charge begins at zero and increases uniformly each month to the maximum after three years and then reduces uniformly each month to zero at the end of the fifteenth segment year.

8 - Variable Accumulation DesignSM

  Periodic Fees and Charges The following table describes the fees and charges you will pay each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 27; and Loan Interest, page 42.

Charge	When Deducted	Amount Deducted
Cost of Insurance Charge[2]	On the monthly processing date.	Maximum Rates per $1,000 of insurance coverage -
$1.98 - guaranteed.
$0.59 - current.
Minimum Rates per $1,000 of insurance coverage -
$0.01 - current and guaranteed.

    Rates for representative joint insured persons - $0.01 per $1,000 of insurance coverage. The representative joint insured persons are a male, age 55 in the preferred no tobacco risk class and a female, age 55 in the standard no tobacco risk class.

Administrative Charge	On the monthly processing date.	$12 - guaranteed.
$8.25 - current.
Monthly Amount Charge[2]	On the monthly processing date during the first 20 policy years (or for 20 years following an increase in your insurance coverage).	Maximum rates - $0.68 per $1,000 of insurance coverage.
Minimum rates - $0.08 per $1,000 of insurance coverage.

  Rates for representative joint insured persons - $0.16 per $1,000 of insurance coverage. The representative joint insured persons are a male, age 55 in the preferred no tobacco risk class and a female, age 55 in the standard no tobacco risk class.

Mortality & Expense Risk Charge[3]	On the monthly processing date.	0.08% (0.90% annually) of variable account value in policy years 1 - 10, and lower thereafter.
Loan Interest Charge	Payable in advance at the time you take a loan and each policy year thereafter.	4.76% annually of the amount held in the loan account for non-preferred loans.
2.91% (guaranteed not to exceed 3.38%) annually of the amount held in the loan account for preferred loans.

[2]

  The minimum and maximum rates shown are for joint insured persons in the standard risk class. All rates shown are for the first policy year. The rates have been rounded to the nearest penny. Consequently, the actual rates are either more or less than these rounded rates. The cost of insurance rates and monthly amount charges that apply depend on the amount of insurance coverage and each joint insured person's age at issue and each joint insured person's age on the effective date of an increase in your insurance coverage, gender and risk class and the cost of insurance rates generally increase each year after the first segment year. Separate cost of insurance rates apply to each segment of your insurance coverage. A segment or coverage segment is a block of insurance coverage. The rates for the representative joint insured persons listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you. The guaranteed maximum cost of insurance rate for joint insured persons in the substandard risk class is $83.33 per $1,000 of insurance coverage.

[3]	The current monthly mortality and expense risk charge rate is rounded to the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page 29 for the monthly rate without rounding.

Variable Accumulation DesignSM - 9

Optional Rider Fees and Charges The following table describes the charges you will pay if you elect any of the optional rider benefits. See Rider Fees and Charges, page 29.
Rider	When Deducted	Amount Deducted
Additional Insured Rider[4]	On the monthly processing date.	Maximum Rates per $1,000 of rider benefit:
$7.27 - guaranteed.
$4.28 - current.
Minimum Rates per $1,000 of rider benefit:
$0.08 - guaranteed.
$0.07 - current.
Rates for a representative additional insured person per $1,000 of rider benefit:
0.69 - guaranteed.
$0.35 - current.
The representative additional insured person is a male, age 55 in the preferred no tobacco risk class.
Four Year Term Insurance Rider[5]	On the monthly processing date.	Maximum Rates per $1,000 of rider benefit -
$1.98 - guaranteed.
$0.22 - current.
Minimum Rates per $1,000 of rider benefit -
$0.02 - current and guaranteed.

      Rates for representative joint insured persons - $0.02 per $1,000 of insurance coverage. The representative joint insured persons are a male, age 55 in the preferred no tobacco risk class and a female, age 55 in the standard no tobacco risk class.

Survivorship Term Rider[5]	On the monthly processing date.	Maximum Rates per $1,000 of rider benefit -
$1.98 - guaranteed.
$0.30 - current.
Minimum Rates per $1,000 of rider benefit -
$0.02 - current and guaranteed.

      Rates for representative joint insured persons - $0.02 per $1,000 of insurance coverage. The representative joint insured persons are a male, age 55 in the preferred no tobacco risk class and a female, age 55 in the standard no tobacco risk class.

[4]

  The rates shown are for the first policy year. Some rates have been rounded to the nearest penny, and consequently the actual rates may be either more or less than these rounded rates. The rates for this rider depend on the insured person's age at issue, gender and risk class (where applicable) and generally increase each year after the first policy year. The rates for the representative insured person listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

[5]

  The rates shown are for the first policy year. Some rates have been rounded to the nearest penny, and consequently the actual rates may be either more or less than these rounded rates. The rates for these riders depend on each joint insured person's age at issue, gender and risk class (where applicable) and generally increase each year after the first policy year. The rates for the representative joint insured persons listed above may be more or less than you will pay, and you should contact your agent/registered representative for information about the rates that apply to you.

10 - Variable Accumulation DesignSM

  Fund Fees and Expenses The following table shows the minimum and maximum fund fees and expenses that you may pay during the time you own the policy. These may change from year to year. You should review the Fund Expense Table which begins on the following page and the fund prospectuses for details about the fees and charges specific to a particular fund.

Annual Fund Expenses (expenses deducted from fund assets)
	Minimum	Maximum
Total Gross Annual Fund Expenses[6]	0.27%	1.74%
Total Net Annual Fund Expenses[6,7]	0.27%	1.50%

[6]	Total Gross Annual Fund Expenses include management fees, distribution (12b-1) fees and other expenses.
[7]

  The Total Net Annual Fund Expense figures include management fees, distribution (12b-1) fees and other expenses but also take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through May 1, 2006. Out of all of the funds available through the policy, 24 have contractual arrangements to reimburse or waive certain fees and expenses through this period. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain level for a specific period of time. See the Fund Expense Table which begins on the following page for more detailed information about these contractual arrangements. The minimum and maximum Total Net Annual Fund Expenses shown take into account all of the available funds, not just those with contractual arrangements.

Variable Accumulation DesignSM - 11

  Fund Expense Table.[1] The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. See also Fund Fees and Expenses, page 30. The following figures are a percentage of the average net assets of each fund as of December 31, 2004.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
American Funds Insurance Series - Growth Fund (Class 2)	0.35%	0.25%	0.01%	0.61%	--	0.61%
American Funds Insurance Series - Growth-Income Fund (Class 2)	0.29%	0.25%	0.02%	0.56%	--	0.56%
American Funds Insurance Series - International Fund (Class 2)	0.54%	0.25%	0.05%	0.84%	--	0.84%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.57%	--	0.11%	0.68%	--	0.68%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.47%	--	0.11%	0.58%	--	0.58%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.10%	0.68%	--	0.68%
Fidelity® VIP High Income Portfolio (Initial Class)	0.58%	--	0.13%	0.71%	--	0.71%
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	0.43%	--	0.13%	0.56%	--	0.56%
ING AIM Mid Cap Growth Portfolio (Class S) [2,3]	0.66%	--	0.26%	0.92%	--	0.92%
ING Alliance Mid-Cap Growth Portfolio (Class I) [4,5]	0.77%	--	0.01%	0.78%	--	0.78%
ING Evergreen Health Sciences Portfolio (Class S) 2a	0.75%	--	0.25%	1.00%	--	1.00%
ING Evergreen Omega Portfolio (Class I) 4a	0.60%	--	--	0.60%	--	0.60%
ING FMRSM Earnings Growth Portfolio (Class I) [6,7]	0.62%	--	0.15%	0.77%	0.02%	0.75%
ING Global Resources Portfolio (Class I) [8]	0.66%	--	0.01%	0.67%	--	0.67%
ING JP Morgan Small Cap Equity Portfolio (Class I) [4,5,9]	0.90%	--	--	0.90%	0.03%	0.87%
ING JP Morgan Value Opportunities Portfolio (Class I) [6,7]	0.40%	--	0.15%	0.55%	0.02%	0.53%
ING Julius Baer Foreign Portfolio (Class I) [8]	0.96%	--	--	0.96%	--	0.96%
ING Legg Mason Value Portfolio (Class I) [5,8]	0.80%	--	0.01%	0.81%	--	0.81%
ING Limited Maturity Bond Portfolio (Class S) [2]	0.28%	--	0.25%	0.53%	--	0.53%
ING Liquid Assets Portfolio (Class I) [8]	0.27%	--	0.02%	0.29%	--	0.29%
ING MFS Mid Cap Growth Portfolio (Class I) [5,8,10]	0.64%	--	--	0.64%	--	0.64%
ING MFS Total Return Portfolio (Class I) [5,8]	0.64%	--	--	0.64%	--	0.64%

12 - Variable Accumulation DesignSM

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING MFS Utilities Portfolio (Class S) [11,12]	0.60%	--	0.40%	1.00%	--	1.00%
ING Marsico Growth Portfolio (Class I) [5,8]	0.77%	--	0.01%	0.78%	--	0.78%
ING Marsico International Opportunities Portfolio (Class I) [6,7]	0.54%	--	0.17%	0.71%	0.03%	0.68%
ING Mercury Focus Value Portfolio (Class I) [8,9]	0.80%	--	--	0.80%	0.05%	0.75%
ING Mercury Large Cap Growth Portfolio (Class S) [2,13]	0.80%	--	0.25%	1.05%	0.05%	1.00%
ING Oppenheimer Main Street Portfolio® (Class I) [5,8]	0.64%	--	--	0.64%	--	0.64%
ING Pioneer Fund Portfolio (Class S) [14]	0.75%	--	0.26%	1.01%	--	1.01%
ING Pioneer Mid Cap Value Portfolio (Class I) [15]	0.75%	--	0.01%	0.76%	--	0.76%
ING Salomon Brothers Investors Portfolio (Class I) [8]	0.74%	--	0.01%	0.75%	--	0.75%
ING Stock Index Portfolio (Class I) [8]	0.27%	--	--	0.27%	--	0.27%
ING T. Rowe Price Capital Appreciation Portfolio (Class I) [5,8]	0.66%	--	0.01%	0.67%	--	0.67%
ING T. Rowe Price Equity Income Portfolio (Class I) [5,8]	0.66%	--	0.01%	0.67%	--	0.67%
ING UBS U.S. Allocation Portfolio (Class S) [2,13]	0.75%	--	0.26%	1.01%	0.02%	0.99%
ING Van Kampen Equity Growth Portfolio (Class I) [8]	0.65%	--	--	0.65%	--	0.65%
ING Van Kampen Growth and Income Portfolio (Class S) [2,3]	0.66%	--	0.26%	0.92%	--	0.92%
ING American Century Large Company Value Portfolio (Initial Class)	0.80%	--	0.20%	1.00%	--	1.00%
ING American Century Select Portfolio (Initial Class) [16]	0.64%	--	0.02%	0.66%	--	0.66%
ING American Century Small Cap Value Portfolio (Initial Class) [17]	1.00%	--	0.40%	1.40%	0.10%	1.30%
ING Baron Small Cap Growth Portfolio (Initial Class) [17]	0.85%	--	0.40%	1.25%	0.05%	1.20%
ING Fundamental Research Portfolio (Initial Class)	0.60%	--	0.20%	0.80%	--	0.80%
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	0.75%	--	0.35%	1.10%	--	1.10%
ING Oppenheimer Global Portfolio (Initial Class) [16]	0.60%	--	0.06%	0.66%	--	0.66%
ING Oppenheimer Strategic Income Portfolio (Service Class) [18]	0.50%	--	0.29%	0.79%	0.04%	0.75%
ING PIMCO Total Return Portfolio (Initial Class)	0.50%	--	0.35%	0.85%	--	0.85%

Variable Accumulation DesignSM - 13

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	0.69%	--	0.13%	0.82%	--	0.82%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class) [16]	0.64%	--	0.02%	0.66%	--	0.66%
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	--	0.15%	0.85%	--	0.85%
ING Van Kampen Comstock Portfolio (Initial Class) [17]	0.60%	--	0.35%	0.95%	0.07%	0.88%
ING Van Kampen Equity and Income Portfolio (Initial Class) [16]	0.55%	--	0.02%	0.57%	--	0.57%
ING VP Intermediate Bond Portfolio (Class I) [19]	0.40%	--	0.08%	0.48%	--	0.48%
ING VP Strategic Allocation Balanced Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Growth Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	--	0.70%
ING VP Strategic Allocation Income Portfolio (Class I) [19,20]	0.60%	--	0.10%	0.70%	0.05%	0.65%
ING VP Index Plus LargeCap Portfolio (Class I) [19,20]	0.35%	--	0.09%	0.44%	--	0.44%
ING VP Index Plus MidCap Portfolio (Class I) [19,20]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP Index Plus SmallCap Portfolio (Class I) [19,20]	0.40%	--	0.09%	0.49%	--	0.49%
ING VP High Yield Bond Portfolio (Class I) [21,22]	0.63%	--	0.25%	0.88%	0.07%	0.81%
ING VP Real Estate Portfolio (Class S) [23,24]	0.80%	--	0.70%	1.50%	0.20%	1.30%
ING VP SmallCap Opportunities Portfolio (Class I) [21,22]	0.75%	--	0.19%	0.94%	0.04%	0.90%
Neuberger Berman AMT Growth Portfolio (Class I) [25]	0.85%	--	0.11%	0.96%	--	0.96%
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I) [25]	0.65%	--	0.08%	0.73%	--	0.73%
Neuberger Berman AMT Socially Responsive Portfolio (Class I) [25,26]	0.85%	--	0.89%	1.74%	0.24%	1.50%
1	The company or its U.S. affiliates receives varying levels of revenue from each of the funds available through the policy. See Fund Fees and Expenses on page 30 for additional information.
2

  The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

2a

  The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are based on estimated amounts for the current fiscal year as it had not had a full year of operations as of December 31, 2004. Other Expenses for this Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

14 - Variable Accumulation DesignSM

3

  A portion of the brokerage commissions that the ING AIM Mid Cap Growth and ING Van Kampen Growth and Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87% and 0.90%, respectively. This arrangement may be discontinued at any time.

4

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Because the Class I shares for these Portfolios had not commenced operations as of December 31, 2004, expenses are based on each Portfolio's actual operating expenses for Class S shares, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI), as adviser to each Portfolio, has agreed. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

4a

  The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for this Portfolio are based on estimated amounts as Class I shares had not commenced operations as of December 31, 2004 and Class S shares had not had a full year of operations as of December 31, 2004. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

5

  A portion of the brokerage commissions that the ING Alliance Mid Cap Growth, ING JP Morgan Small Cap Equity, ING Legg Mason Value, ING MFS Mid Cap Growth, ING MFS Total Return, ING Marsico Growth, ING Oppenheimer Main Street, ING T. Rowe Price Capital Appreciation, ING T. Rowe Price Equity Income Portfolios pay is used to reduce each Portfolio's expenses. Including those reductions and the MFS Voluntary Management fee waiver, the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.74%, 0.87%, 0.81%, 0.62%, 0.63%, 0.75%, 0.60%, 0.65%, and 0.66%, respectively. This arrangement may be discontinued at any time.

6

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for each Portfolio. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

7

  Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to ING FMRSM Earnings Growth, ING JP Morgan Value Opportunities and ING Marsico International Opportunities, under which it will limit expenses of these Portfolios, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of these Portfolios' expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

8

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses.

9

  Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.03% for ING JP Morgan Small Cap Equity Portfolio and 0.05% for ING Mercury Focus Value Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

10

  Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004 would have been 0.62%. This arrangement may be discontinued by DSI at any time.

11

  The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for each Portfolio are estimated as they had not commenced operations as of December 31, 2004. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Pursuant to its administration agreement with the Trust, ING Funds Services, LLC may receive an annual administration fee equal to 0.10% of average daily net assets for this Portfolio. Other Expenses for each Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

Variable Accumulation DesignSM - 15

12

  Directed Services, Inc. (DSI), the adviser, has entered into a written expense limitation agreement with respect to this Portfolio under which it will limit expenses of this Portfolio, excluding taxes, brokerage and extraordinary expenses, subject to possible recoupment by DSI within three years. The amount of this Portfolio's expenses that are proposed to be waived or reimbursed in the ensuing fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limitation agreement will continue through at least May 1, 2006. For further information regarding the expense limitation agreement, see the Fund's prospectus.

13

  Directed Services, Inc. (DSI), the adviser, has contractually agreed to waive a portion of the management fee for the Portfolio. Based upon net assets as of December 31, 2004, the management fee waiver for each Portfolio would equal 0.05% for ING Mercury Large Cap Growth Portfolio and 0.02% for ING UBS U.S. Allocation Portfolio. This expense waiver will continue through at least May 1, 2006. There is no guarantee that this waiver will continue after this date. This agreement will only renew if DSI elects to renew it.

14

  The amounts shown are estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Operating expenses for the Portfolio are estimated as it had not commenced operations as of December 31, 2004. Other Expenses for the Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses. Other Expenses for the Portfolio are estimated because the Portfolio did not have a full calendar year of operations as of December 31, 2004 (the Portfolio's fiscal year end).

15

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. Operating expenses for these Portfolios are estimated as they had not commenced operations as of December 31, 2004. Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would also bear any extraordinary expenses. Other Expenses for each Portfolio are estimated because it did not have a full calendar year of operations as of December 31, 2004 (the Portfolios' fiscal year end).

16

  Effective December 1, 2004, Management (Advisory) Fees were restated to reflect a decrease as follows: from 0.80% to 0.64% for ING American Century Select Portfolio; from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio; and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio. Effective December 1, 2004, the administrative fees (included in Other Expenses) were restated to reflect an increase/decrease as follows: from 0.20% to 0.02% for ING American Century Select Portfolio, ING T. Rowe Price Diversified Mid Cap Growth Portfolio and ING Van Kampen Equity and Income Portfolio and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

17

  The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for ING American Century Small Cap Value, ING Baron Small Cap Growth, and ING Van Kampen Comstock Portfolios so that the Net Annual Fund Operating Expenses for these Portfolios shall not exceed 1.30%, 1.20%, and 0.88%, respectively, through May 1, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 1.40% for ING American Century Small Cap Value, 1.25% for ING Baron Small Cap Growth and 0.95% for ING Van Kampen Comstock Portfolios.

18

  Based on estimated expenses for the current fiscal year. Other Expenses include a Shareholder Services fee of 0.25%. The Distributor of the Fund has contractually agreed to waive all or a portion of its Shareholder Services fee and/or reimburse the Shareholder Services fee for the Portfolio so that Net Annual Fund Operating Expenses do not exceed 0.75% through April 30, 2006. Without this waiver, the Net Annual Fund Operating Expenses would be 0.79%.

19

  The amounts shown are estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio. ING Funds Services, LLC receives an annual administrative fee (included in Other Expenses) equal to 0.055% on the first $5 billion of daily net assets and 0.03% thereafter.

20

  ING Investments, LLC, the investment adviser to each Portfolio, has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. Recoupments are shown as negative numbers under Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

16 - Variable Accumulation DesignSM

21

  The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

22

  ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

23

  The amounts shown are the estimated operating expenses for Class S shares based on the Portfolio's actual operating expenses for Class I shares, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to the Portfolio, has agreed for the Portfolio. Since the Portfolio has not had a full year of operations, expenses are based on estimated amounts for the current fiscal year. The estimated operating expenses for the Class S shares are based on a ratio of expenses to average daily net assets.

24

  Other Expenses include a Shareholder Services Fee of 0.25%. ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of the Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. The amount of expenses proposed to be waived during the current fiscal year is shown under the heading Fees and Expenses Waived or Reimbursed. The expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreement, see the Fund's prospectus.

25

  Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2008 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Growth and Limited Maturity Bond Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Growth and Limited Bond Portfolio's average daily net asset value; and 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

26

  NBMI has voluntarily committed to waive fees and/or reimburse expenses for an additional 0.20% of the average daily net asset value of the Socially Responsive Portfolio to maintain the Portfolio's net operating expense ratio at 1.30%. NBMI can, at its sole discretion, on at least 30 days' notice terminate this voluntary waiver and/or reimbursement commitment.

Variable Accumulation DesignSM - 17

How the Policy Works
Your Premium You make a premium payment.
		_________________►	We deduct from each premium payment:
Premium Expense Charge.

	Net Premium We allocate the net premium to the investment options you choose.	◄____________________

▼	▼
Fixed Account Amounts you allocate are held in our general account and earn a fixed rate of interest.	Variable Account Amounts you allocate are held in subaccounts of the variable account. The subaccounts invest in the funds.		The funds deduct:
		__________►	Investment management fees.
Other expenses.

We deduct transaction fees and charges from your policy value:
		____►	Partial Withdrawal Fee.
	▼		Surrender Charge.
Policy Value Your policy value equals the sum of your fixed account, variable account and loan account values.			Transfer Charge.
Excess Illustration Fee.
Excess Annual Report Fee.
▲ | ▼

	Loan Account Amount set aside as collateral for policy loans.	____►	We deduct periodic fees and charges from your policy value:
Cost of Insurance Charge.
	▲		Administrative Charge.
Monthly Amount Charge.
Mortality and Expense Risk Charge.
▼
Interest Credited We credit interest on the amount held in the loan account.		Interest Charged We charge interest on your loan amount.

We deduct fees and charges from your policy value for the optional rider benefits you select.
____►

18 - Variable Accumulation DesignSM

THE COMPANY, THE FIXED ACCOUNT AND THE VARIABLE ACCOUNT
ReliaStar Life Insurance Company

  We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

  We are a wholly owned indirect subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands.

  We are also a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

The Investment Options

  You may allocate your premium payments to any of the available investment options. These options include the fixed account and subaccounts of the variable account. The investment performance of a policy depends on the performance of the investment options you choose.

The Fixed Account

  You may allocate all or a part of your net premium and transfer your policy value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00%. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

  Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

  The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended ("1933 Act"). Also, we have not registered the fixed account or the general account as an investment company under the Investment Company Act of 1940, as amended ("1940 Act") (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts.

Variable Accumulation DesignSM - 19

  The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

The Variable Account

  We established the SelectHLife Variable Account (the "variable account") on October 11, 1984, as one of our separate accounts under the laws of the State of Minnesota. It is a unit investment trust, registered with the SEC under the 1940 Act.

  We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Minnesota law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors.

  The variable account is divided into subaccounts. Each subaccount invests in a corresponding fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the funds when you allocate premium payments to the subaccounts of the variable account. See Appendix B to this prospectus for a list of the funds available through the variable account along with information about each fund's investment adviser/subadviser and investment objective. See the Fund Expense Table beginning on page 12 for fund expense information.

  Each fund has its own investment objective and risks. Information about the risks associated with investing in the funds is located in their separate prospectuses. Read the fund prospectuses in conjunction with this prospectus, and retain the prospectuses for future reference.

  A fund available through the policy may not be the same as a retail mutual fund with the same or similar name. Accordingly, the management, expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

  Voting Privileges. We invest each subaccount's assets in shares of a corresponding fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund's current prospectus or issues requiring a vote by shareholders under the 1940 Act.

  Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions.

  Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

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Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

  We vote the shares in accordance with your instructions at meetings of the fund's shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

  You may instruct us only on matters relating to the funds corresponding to those in which you have invested assets as of the record date set by the fund's Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

  Right to Change the Variable Account. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:

Change the investment objective;
Offer additional subaccounts which will invest in funds we find appropriate for policies we issue;
Eliminate subaccounts;
Combine two or more subaccounts;
Substitute a new fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:
A fund no longer suits the purposes of your policy;
There is a change in laws or regulations;
There is a change in the fund's investment objectives or restrictions;
The fund is no longer available for investment; or
Another reason we deem a substitution is appropriate.
In the case of a substitution, the new fund may have different fees and charges than the fund it replaced;
Transfer assets related to your policy class to another separate account;
Withdraw the variable account from registration under the 1940 Act;
Operate the variable account as a management investment company under the 1940 Act;
Cause one or more subaccounts to invest in a fund other than, or in addition to, the funds currently available;
Stop selling the policy;
End any employer or plan trustee agreement with us under the agreement's terms;
Limit or eliminate any voting rights for the variable account;
Make any changes required by the 1940 Act or its rules or regulations; or
Close a subaccount to new investments.

  We will not make a change until it is effective with the SEC and approved by the appropriate state insurance departments, if necessary. We will notify you of changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify us at our customer service center.

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DETAILED INFORMATION ABOUT THE POLICY

  This prospectus describes our standard Variable Accumulation DesignSM survivorship variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

  We and our affiliates offer various other products with different features and terms than the policies, and that may offer some or all of the same funds. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the company's management personnel and certain other employees may receive a portion of their employment compensation based on the amount of policy values allocated to funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your agent/registered representative.

Purchasing a Policy
To purchase a policy both individuals applying for coverage must submit an application to us. On that application both individuals will, among other things, select:
The amount of insurance coverage (which generally must be at least $250,000);
The initial death benefit option; and
Any riders or optional benefits.
Additionally, on the application both individuals will provide us with certain health and other necessary information.

  On the date coverage under the policy begins (the "policy date"), the persons on whose lives we issue the policy (the "joint insured persons") generally can be no more than age 85. "Age" under the policy means each joint insured person's age at the last birthday determined as of the beginning of each policy year. "Average age" under the policy means the sum of each joint insured person's age divided by two and rounded to the higher age. From time to time, we may accept an insured person whose age exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may request that we back-date the policy up to six months to allow the insured persons to give proof of a younger age for the purposes of your policy.

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Important Information About Term Riders

  It may be to your economic advantage to include all or part of your insurance coverage under a term rider. Working with your agent, consider the following factors when deciding whether to include coverage under a term rider and in what proportion to the total amount of coverage under your policy.

  Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy's cash value. Accordingly, please be aware that:

The current cost of insurance rates for coverage under a term rider are generally less than the current cost of insurance rates for coverage under the base policy;

      The guaranteed maximum cost of insurance rates for coverage under a term rider are generally more than the guaranteed maximum cost of insurance rates for coverage under the base policy during the first 20 policy years and the same thereafter; and

Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under a term rider.
Features and Benefits. Certain features and benefits are limited or unavailable if you have term rider coverage, including:
Death Benefit Guarantees.

  Compensation. We generally pay more compensation on premiums paid for coverage under the base policy than we do on premiums paid for coverage under a term rider. See Distribution of the Policies, page 63.

  With these factors in mind, you should discuss with your agent how the use of a term rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and term rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the base policy or a term rider, and you should read the policy and the Four-Year Term Insurance Rider and Survivorship Term Rider carefully to fully understand their benefits and limitations. See also, Four-Year Term Insurance Rider, page 37, and Survivorship Term Rider, page 37.

Premium Payments
Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:
We may refuse to accept any premium less than $25;
You cannot pay additional premiums after age 100 of the younger of the joint insured persons;
We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;

      We may refuse any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

We may refuse to accept any premium that does not comply with our anti-money laundering program. See Anti-Money Laundering, page 58.
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After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

  A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

  Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to each joint insured person's gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

  Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during either the basic or Supplemental Death Benefit Guarantee period. See Death Benefit Guarantees, page 35. Payment of the minimum premium may or may not be enough to keep your policy in force beyond either the basic or the Supplemental Death Benefit Guarantee period.

  Premium Payments Affect Your Coverage. During any applicable death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse. See Lapse, page 48.

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.
We apply the initial net premium to your policy after all of the following conditions have been met:
We receive the required initial minimum premium;
All issue requirements have been received by our customer service center; and
We approve your policy for issue.

  We allocate your initial net premium in the subaccount which invests in the ING Liquid Assets Portfolio on the valuation date next following your policy date. We later transfer the amount held in this subaccount to the fixed account and your selected subaccounts, based on your most recent premium allocation instructions. This transfer will generally occur on the sixteenth day following your policy date.

  All net premiums we receive after this period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100%.

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Free Look Period

  You have the right to examine your policy and return it to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period and starts on the date you receive your policy. If you return your policy to us within the free look period, we cancel it as of your policy date.

If you cancel your policy during the free look period you will receive a refund as determined by state law. Generally, there are two types of free look refunds:
Some states require a return of all premium we have received; and
Other states require a return of all premium we have received plus any earnings or less any losses attributable to the amount held in the money market subaccount.
The free look refund that applies in your state will be set forth in your policy.
Temporary Insurance

  If you apply and qualify, we may issue temporary insurance in an amount equal to the amount of insurance for which you applied, up to $4.5 million, which includes other in-force coverage you have with us.

Temporary insurance coverage begins when all of the following events have occurred:
You have completed and signed our temporary insurance coverage form;
We have received and accepted a premium payment of at least your minimum initial premium (selected on your application); and
The necessary parts of the application are complete.
Unless otherwise provided by state law, temporary insurance coverage ends on the earliest of:
The date we return your premium payments;
Five days after we mail notice of termination to the address on your application;
Your policy date;
The date we refuse to issue a policy based on your application; or
90 days after you sign our temporary life insurance coverage form.
There is no death benefit under the temporary insurance coverage if any of the following events occurs:
There is a material misrepresentation in your answers on the temporary insurance coverage form;
There is a material misrepresentation in statements on your application;
The person or persons intended to be insured die by suicide or self-inflicted injury; or
The bank does not honor your premium check.

  During the period of temporary insurance coverage your premium payments are held by us in a general suspense account until underwriting is completed and the policy is issued or the temporary insurance coverage otherwise ends. Premiums held in this suspense account do not earn interest and they are not allocated to the investment options available under the policy until a policy is issued. See Allocation of Net Premium, page 24.

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Fees and Charges
We deduct fees and charges under the policy to compensate us for:
Providing the insurance benefits of the policy (including any rider benefits);
Administering the policy;
Assuming certain risks in connection with the policy; and
Incurring expenses in distributing the policy.

  The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

Transaction Fees and Charges
We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

  Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive. This charge is guaranteed not to exceed 6.25% of each premium payment. This charge is currently 6.25% of each premium payment during the first ten policy years and 3.75% thereafter.

This charge helps offset:
The expenses we incur in selling the policy;

      The costs of various state and local taxes. We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state; and

The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

  Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10, but we reserve the right to deduct up to $25 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.
Surrender Charge. We deduct a surrender charge during the first 15 policy years or the first 15 years after an increase in your insurance coverage when you:
Surrender your policy; or
Allow your policy to lapse.
The amount of the surrender charge depends on the surrender charge rates.

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  When you purchase a policy or increase your insurance coverage, we set surrender charge rates based on the gender, age and risk class of each joint insured person. The initial surrender charge remains level for the first five years then decreases uniformly each month to zero at the end of the fifteenth policy year. For any requested increase in your insurance coverage, an additional surrender charge begins at zero, increases uniformly each month until it reaches the maximum after three years and then reduces uniformly each month until it becomes zero at the end of the fifteenth segment year. See Changes in the Amount of Your Insurance Coverage, page 31. Surrender charge rates will not exceed $47.82 per $1,000 of insurance coverage and the rates that apply to you will be set forth in your policy. See the Transaction Fees and Charges table, page 8, for the minimum and maximum surrender charge rates and the rates for representative joint insured persons.

  In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

This charge helps offset the expenses we incur in selling the policy.

  Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs or the exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers between investment options.

  Excess Illustration Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.
Excess Annual Report Fee. We currently do not assess a fee, but we reserve the right to assess a fee of up to $50 for each annual report you request after the first each policy year.
This fee helps offset the costs we incur when processing requests for excess annual reports.
Periodic Fees and Charges

  We deduct the following periodic fees and charges from your policy value on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.

In the policy form the "monthly processing date" is referred to as the "Monthly Anniversary."

Variable Accumulation DesignSM - 27

  Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:

Your current base death benefit, discounted to take into account one month's interest earnings at an assumed 3.00% annual interest rate; and
Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

  Monthly cost of insurance rates are based on each joint insured person's age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a "segment date") and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner's Standard Ordinary Sex Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes the state of Montana. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table, page 9, for the minimum and maximum cost of insurance rates and the rates for representative joint insured persons.

  Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

  The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the joint insured persons. The net amount at risk is affected by the same factors that affect your policy value, namely:

The net premium applied to your policy;
The fees and charges we deduct;
Any partial withdrawals you take;
Interest earnings on the amounts allocated to the fixed account;
Interest earned on amounts held in the loan account; and
The investment performance of the funds underlying the subaccounts of the variable account.
We calculate the net amount at risk separately for each segment of your insurance coverage.
The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your account value.

  Administrative Charge. The monthly administrative charge is currently $8.25 and is guaranteed not to exceed $12. This charge helps compensate us for the costs associated with administering the policies.

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  Monthly Amount Charge. During the first 20 policy years (and for 20 years following a requested increase in insurance coverage) we will deduct a monthly charge per $1,000 of insurance coverage. For a policy issued in New Jersey, the elimination of these charges after the first 20 policy years (or the first 20 years following a requested increase in insurance coverage) is not guaranteed, and these charges may be assessed for the duration of the policy. The monthly amount charge is based on the gender, risk class, amount of insurance coverage and each joint insured person's age on the policy date and on each segment date, as appropriate. Any decrease in insurance coverage or any change in insurance coverage resulting from a change in the death benefit option will not affect the monthly amount charge. The rates that apply to you will be set forth in your policy. See the Periodic Fees and Charges table, page 9, for the minimum and maximum monthly amount charge rates and the rates for representative joint insured persons.

  The monthly amount charge helps compensate us for expenses relating to the distribution of the policy, including agents' commissions, advertising and the printing of the prospectus and sales literature for new sales of the policy. A portion of this charge may also contribute to company profits.

  Mortality and Expense Risk Charge. During the first ten policy years, the monthly mortality and expense risk charge is 0.075% (0.90% annually) of your variable account value. After the tenth policy year, we currently anticipate that we will reduce this charge to 0.02083% per month (0.25% annually); however, in no event will the mortality and expense risk charge exceed 0.90% annually for the duration of the policy.

  This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Rider Fees and Charges

  There may be separate fees and charges if you add any optional rider benefits or exercise certain automatic rider benefits. For more information about rider benefits and the applicable fees and charges, see the Optional Rider Fees and Charges table, page 10, and the Optional Rider Benefits section, page 37. See also the Transaction Fees and Charges table, page 8, and the Automatic Rider Benefits section, page 38.

Waiver and Reduction of Fees and Charges

  We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:

Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents);
Corporate purchasers; or
Our policyholders or the policyholders of our affiliated companies.

  Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

Variable Accumulation DesignSM - 29

Fund Fees and Expenses

  As shown in the Fund Expense Table which begins on page 12 of this prospectus, each fund deducts management fees from the amounts allocated to the funds. In addition, each fund deducts other expenses which may include service fees which are used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds' fees and expenses, review each fund's prospectus.

  The company, or its U.S. affiliates, receives from each of the funds or the funds' affiliates varying levels and types of revenue with respect to each of the funds available through the policy. In terms of the total dollar amounts received, the greatest amount of revenue comes from assets allocated to funds managed by ING Investments, LLC or other company affiliates, which funds are either not subadvised or are subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate, Directed Services, Inc., for example, but which are subadvised by unaffiliated third parties generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

Types of Revenue Received from Affiliated Funds

  Affiliated funds are (a) funds managed by ING Investments, LLC or other company affiliates, which funds are either not subadvised or are subadvised by another company affiliate; and (b) funds managed by a company affiliate but which are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds and/or their affiliates may include:
Service fees that are deducted from fund assets and included within the "Other Expenses" column of the Fund Expense Table which begins on page 12 of this prospectus; and

      Revenues which may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the management fees shown in the Fund Expense Table. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across ING businesses. For funds subadvised by unaffiliated third parties, once the subadviser has been paid, the adviser may share a portion of the remaining management fee with the company. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds

  Revenue~~s~~ received from each of the unaffiliated funds or their affiliates are based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

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Revenue received by the company from unaffiliated funds and/or their affiliates may include:
For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund Expense Table; and

      Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the policy. These additional payments are not disclosed in the Fund Expense Table. These additional payments may be used by us to finance distribution of the policy.

The three unaffiliated fund families which currently have funds offered through the policy, ranked according to total dollar amounts they paid to the company or its affiliates in 2004, are as follows:
Fidelity Variable Insurance Product Portfolios;
Neuberger Berman AMT Portfolios; and
American Funds Insurance Series.

  If the revenues received from affiliated funds were included in this list, payments to the company or its affiliates by ING Investments, LLC and other company affiliates would be at the top of the list.

  Management personnel of the company and of its affiliated broker-dealers may receive additional compensation if the overall amount of investments in funds advised by company affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the policies and other products issued by the company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the policies.

Death Benefits

  You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $250,000 of coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.

In the policy form the amount of insurance coverage you select is referred to as the "Face Amount."
It may be to your economic advantage to include part of your insurance coverage under a term rider. See Important Information About Term Riders, page 23.
Changes in the Amount of Your Insurance Coverage

  Subject to certain limitations, you may change the amount of your insurance coverage. Changing the amount of your insurance coverage will, generally, not be allowed until after the first policy year. We reserve the right to limit a change in the amount of your insurance coverage during the first four policy years. The change will be effective on the next monthly processing date after we receive your written request or the next monthly processing date after underwriting approval (if required), whichever is later.

Variable Accumulation DesignSM - 31

  There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

Increases in the amount of your insurance coverage must be at least $5,000 and may be permitted until any joint insured person exceeds age 85.

  A coverage segment or segment is a block of insurance coverage. A requested increase in insurance coverage will cause a new coverage segment to be created. Once we create a new segment, it is permanent unless law requires differently.

Each new segment will have:
A new surrender charge;
New cost of insurance charges, guaranteed and current;
A new monthly amount charge;
A new incontestability period;
A new suicide exclusion period; and
A new minimum premium.
In determining the net amount at risk for each coverage segment we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.
You may not decrease the amount of your insurance coverage below $200,000. You cannot request a decrease in the amount of your insurance coverage more frequently than once every six months.
Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:
From the most recent segment;
From the next more recent segments successively; and
From the initial segment.
Decreases in insurance coverage may result in:
Shortened basic and Supplemental Death Benefit Guarantee periods if the Survivorship Term Rider is attached;
Reduced minimum premium amounts; and
Reduced cost of insurance charges.
Decreases in insurance coverage will not result in reduced surrender or monthly amount charges.

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  We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a qualified tax adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 51.

Death Benefit Qualification Test

  The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of the guideline premium test.

  The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A of this prospectus.

  Certain changes to a policy which uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

Death Benefit Options

  There are three death benefit options available under the base policy before age 100 of the younger joint insured persons. You choose the option you want when you apply for the policy, but you may change that choice after the fourth policy year.

  In the policy form, death benefit "Option 1" is referred to as the "Level Amount Option" or "Option A"; death benefit "Option 2" is referred to as the "Variable Amount Option" or "Option B"; and death benefit "Option 3" is referred to as the "Face Amount Plus Premium Amount Option" or "Option C."

  Option 1. Under death benefit Option 1, the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit. In this case, your death benefit will vary as the policy value varies.

  Option 2. Under death benefit Option 2, the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as the policy value varies.

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  Option 3. Under death benefit Option 3, the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as you pay premiums and take withdrawals or if your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit.

After age 100 of the younger of the joint insured persons, the base death benefit under all options will generally be your policy value.

  Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2. If you require a specific death benefit which would include a return of the premium paid, such as under an employer sponsored benefit plan, Option 3 may best meet your needs.

  Changing Death Benefit Options. After the fourth policy year, you may change from death benefit Option 1 to Option 2, from death benefit Option 2 to Option 1 and, currently, from death benefit Option 3 to Option 1. Changes to death benefit Option 3 are not allowed after your policy is issued. Evidence of insurability is currently not required for death benefit option changes, but we reserve the right to require such evidence in the future.

  Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change From:	Change To:	Insurance Coverage Following the Change:
Option 1	Option 2	Your insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	Your insurance coverage before the change plus your policy value as of the effective date of the change.
Option 3	Option 1	Your insurance coverage before the change plus the sum of all premium payments we have received minus all partial withdrawals you have taken as of the effective date of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

  After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to our customer service center so that we can make this change for you.

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  If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added the Survivorship Term Rider to your policy. See Four-Year Term Insurance Rider, page 37; Survivorship Term Rider, page 37.

Changing your death benefit option may have tax consequences. You should consult a qualified tax adviser before making changes.
Death Benefit Proceeds

  After the surviving joint insured person's death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:

Your base death benefit; plus
The amount of any rider benefits; minus
Any outstanding policy loan with accrued loan interest; minus
Any outstanding fees and charges incurred before the surviving joint insured person's death.
The death benefit is calculated as of the surviving joint insured person's death and will vary depending on the death benefit option you have chosen.
Death Benefit Guarantees
The policy has two death benefit guarantees which provide that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges each month.
In general, the two most significant benefits of the death benefit guarantees are:

      During the early policy years, the surrender value may not be enough to cover the periodic fees and charges due each month, so that the Basic or Supplemental Death Benefit Guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the 15 years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and

      To the extent the surrender value declines due to poor investment performance of the funds or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the Basic Death Benefit Guarantee may be necessary in later policy years to avoid lapse of the policy.

  Basic Death Benefit Guarantee. The Basic Death Benefit Guarantee is standard on every policy. It provides a guarantee that your policy will not lapse during the guarantee period, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. Your policy will specify the guarantee period. The death benefit guarantee period depends on the issue ages and premium classes of the joint insured persons, the death benefit option chosen and any additional insurance benefits attached by rider. Certain policy changes may also change the death benefit guarantee period. There is no charge for this guarantee.

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You should consider the following factors in relation to the Basic Death Benefit Guarantee:
The amount of the minimum premium for your policy will be set forth in your policy (see Premium Payments, page 23);
The minimum premium for your policy is based on monthly rates that vary according to each insured person's gender, risk class and age;
Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Basic Death Benefit Guarantee by doing so;

      A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

Even if the Basic Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 48).

  We will notify you if on any monthly processing date you have not paid enough premium to maintain the Basic Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Basic Death Benefit Guarantee will terminate.

You may reinstate the Basic Death Benefit Guarantee during the first five policy years, provided that you pay additional premium equal to:
The sum of the minimum premium due since the policy date, including the minimum premium for the current monthly processing date; minus
The sum of all premium paid minus any partial withdrawals and loans taken.
The amount necessary to reinstate the Basic Death Benefit Guarantee may exceed the amount needed to create sufficient surrender value to pay any periodic fees and charges due each month.

  Supplemental Death Benefit Guarantee. The Supplemental Death Benefit Guarantee is standard on every policy. There is no charge for this guarantee. See Supplemental Death Benefit Guarantee Rider, page 39.

Additional Insurance Benefits
Your policy may include additional insurance benefits, attached by rider. There are two types of riders:
Those that provide optional benefits that you must select before they are effective; and
Those that automatically come with the policy.

  The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

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Optional Rider Benefits

  The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 51. See also, Important Information About Term Riders, page 23.

  Additional Insured Rider. The Additional Insured Rider provides level term coverage to age 100 on either of the joint insured persons. You may apply for this rider only when you apply for the base policy.

You should consider the following factors when deciding whether to add the Additional Insured Rider to your policy:
You cannot increase the amount of coverage under this rider after issue;
You can decrease the amount of coverage under this rider after the first policy year;
The minimum premium for this rider is based on monthly rates that vary according to the insured person's gender, risk class and age;
The current cost of insurance rates for this rider are different than those for the base policy (see Optional Rider Fees and Charges table, page 10);
The policy's periodic fees and charges do not apply to coverage under this rider; and
This rider does not have a surrender charge.

  Additionally, before age 75 you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person's age at the time of conversion.

  Four-Year Term Insurance Rider. This term insurance rider provides a four year, level term insurance benefit if the surviving joint insured person dies during the first four policy years. You may apply for this rider only when you apply for the base policy.

You should consider the following factors when deciding whether to add the Four Year Term Insurance Rider to your policy:
The current cost of insurance rates for this rider are generally less than those for the base policy (see Optional Rider Fees and Charges table, page 10);
The policy's monthly amount charge applies to coverage under this rider; and
This rider does not have a surrender charge.
Survivorship Term Rider. Provides a level term insurance benefit payable on the death of the surviving joint insured person if death occurs prior to age 100 of the younger joint insured person.
You should consider the following factors when deciding whether to add the Survivorship Term Rider to your policy:
The current cost of insurance rates for this rider are generally less than those for the base policy (see Optional Rider Fees and Charges table, page 10);
The policy's periodic fees and charges do not apply to coverage under this rider;
This rider does not have a surrender charge; and
The rider will shorten the basic and Supplemental Death Benefit Guarantee periods of the base policy.

Variable Accumulation DesignSM - 37

  After the tenth policy year, you can transfer your coverage under this rider to your base policy without evidence of insurability if your base death benefit is equal to your policy value multiplied by the appropriate factor described in Appendix A. Cost of insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment. No surrender charge or monthly amount charge will apply to this new coverage segment of the base policy.

Automatic Rider Benefits

  The following rider benefits may come with your policy automatically, depending on the age and/or risk class of each joint insured person. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Rider Fees and Charges, page 29.

  Policy Split Option Rider. The Policy Split Option Rider allows you, under certain circumstances, the opportunity to exchange your policy for two single life insurance policies. One single life policy will be issued on the life of each joint insured person. The new single life policies will be subject to the minimum and maximum coverage amounts and issue ages for the plan of insurance chosen. We may require evidence of insurability.

Unless law requires otherwise, you may use the policy split option within 90 days of the occurrence of any of the following events:
A final divorce decree regarding the marriage of the joint insured persons;
A dissolution of a business partnership of the joint insured persons; or
A change in the federal estate tax laws which results in either:
Elimination of the unlimited marital deduction; or
A reduction by at least 50% the estate taxes payable upon death.
You should consider the following factors before requesting to exercise the policy split option:

      On the effective date of the policy split, the available death benefit under your policy will be divided between the two new single life policies. The death benefit of each new single life policy cannot be greater than 50% of the base policy's death benefit, not including riders;

      You may take less than the maximum death benefit amount available. If the total death benefit for the two new single life insurance policies is less than the total death benefit under the one policy before the split, there may be a surrender charge;

On the effective date of the policy split, the policy value of the base policy will be divided equally and each portion will be applied as premiums to each of the new single life policies;

      The premiums for the new single life policies will be based on the age and risk class of each joint insured person on the effective date of the policy split. Premiums will be due for each new policy under the terms of the new policy;

The new policy owner will be the joint insured person whose life is insured under the new single life policy, unless specified otherwise;
The beneficiary for each single life policy will be the beneficiary named for the base policy, unless specified otherwise; and

      Exercising the policy split option may be treated as a taxable transaction. Moreover, two single life insurance policies could be treated as modified endowment contracts. See Taxation of Policy Splits, page 54.

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There is no charge for this rider.
The tax consequences of exercising the policy split option are uncertain. You should consult a qualified tax adviser as to those consequences. See Taxation of Policy Splits, page 54.

  Supplemental Death Benefit Guarantee Rider. The Supplemental Death Benefit Guarantee Rider provides a guarantee that your policy will not lapse during the Supplemental Death Benefit Guarantee period if on each monthly processing date since the policy date your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to 40% of the sum of minimum monthly premium payments to the next monthly processing date. The supplemental guarantee period begins on the policy date and is equal to the death benefit guarantee period shown in your policy, multiplied by 40% and rounded to the lower whole number of policy years. The supplemental guarantee period may not exceed ten policy years. There is no charge for this guarantee.

You should consider the following factors in relation to the Supplemental Death Benefit Guarantee Rider:
Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Supplemental Death Benefit Guarantee Rider by doing so;

      A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

Even if the Supplemental Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 48).

  We will notify you if on any monthly processing date you have not paid enough premium to maintain the Supplemental Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Supplemental Death Benefit Guarantee will terminate. If the Supplemental Death Benefit Guarantee terminates, it cannot be reinstated.

  In the policy form the "policy value" is referred to as the "Accumulation Value;" the "fixed account value" is referred to as the "Fixed Accumulation Value;" and the "variable account value" is referred to as the "Variable Accumulation Value."

Policy Value
Your policy value equals the sum of your fixed account, variable account and loan account values. Your policy value reflects:
The net premium applied to your policy;
The fees and charges that we deduct;
Any partial withdrawals you take;
Interest earned on amounts allocated to the fixed account;
The investment performance of the funds underlying the subaccounts of the variable account; and
Interest earned on amounts held in the loan account.

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Fixed Account Value

  Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Fixed Account, page 19.

Variable Account Value
Your variable account value equals your policy value attributable to amounts invested in the subaccounts of the variable account.

  Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying fund. It reflects:
Investment income;
Realized and unrealized gains and losses;
Fund expenses; and
Taxes, if any.

  A valuation date is a date on which a fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.
We redeem accumulation units:
When amounts are transferred from a subaccount (including transfers to the loan account);
For the monthly deduction of the periodic fees and charges from your variable account value;
For policy transaction fees;
When you take a partial withdrawal;
If you surrender your policy; and
To pay the death benefit proceeds.

  To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

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  The date of a transaction is the date we receive your premium or transaction request at our customer service center, so long as the date of receipt is a valuation date. We use the accumulation unit value which is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

  We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

  The value of amounts allocated to the subaccounts goes up or down depending on the investment performance of the corresponding funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.
We generally set the accumulation unit value for a subaccount at $10 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:
The accumulation unit value for the preceding valuation date; multiplied by
The subaccount's accumulation experience factor for the valuation period.

  Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

We calculate an accumulation experience factor for each subaccount every valuation date as follows:
We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
We subtract a charge for taxes, if applicable; and
We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.
Loan Account Value

  When you take a loan from your policy we transfer your loan amount to the loan account as collateral for your loan. Your loan amount includes interest payable in advance to the next policy anniversary. The loan account is part of our general account and we charge interest on amounts held in the loan account. Your loan account value is equal to your outstanding loan amount plus any interest credited on the loan account value. See Loans, page 42.

In the policy form the "loan account value" is referred to as the "Loan Amount."

Variable Accumulation DesignSM - 41

Special Features and Benefits
Loans

  You may borrow money from us by using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. Unless state law requires otherwise, a new loan amount must be at least $500, and the amount you may borrow is limited to 90% of the surrender value of your policy. At the older joint insured person's age 65, we currently allow you to borrow up to 100% of the surrender value.

  When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

  Your loan request must be directed to our customer service center. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

  Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 3.00%. Interest we credit is allocated to the subaccounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. The annual interest rate charged is currently 4.76%.
After the tenth policy year, the annual interest rate which we charge will be reduced to 2.91% (guaranteed not to exceed 3.38%) for that portion of the loan amount that is not greater than:
Your variable account value plus your fixed account value; minus
The sum of all premiums paid minus all partial withdrawals.
Loans with this reduced interest rate are preferred loans. This reduced interest rate may change at any time but is guaranteed not to exceed 3.38%.

  Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:
Your policy lapses;
You surrender your policy; or
You repay your loan.

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  Loan Repayment. You may repay your loan at any time. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

  When you make a loan repayment, we transfer an amount equal to your payment from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will effect your policy in various ways. You should carefully consider the following before taking a policy loan:
If you do not make loan repayments your policy could lapse because your surrender value may not be enough to pay your fees and charges each month;

      A loan may cause the termination of the death benefit guarantees because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the death benefit guarantee in effect;

Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;
Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
Even if you repay your loan, it will have a permanent effect on your policy value;
If you do not repay your loan we will deduct any outstanding loan amount from amounts payable under the policy; and
Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 51.
Transfers

  You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. Transfers are subject to any conditions or limits that we or the funds whose shares are involved may impose, including:

You may generally not make transfers until after the fifteenth day following your policy date (see Allocation of Net Premium, page 24);
We reserve the right to limit you to 12 transfers each policy year;
Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25 for each transfer; and
We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below.

  Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on third parties acting on behalf of policy owners, such as market timing services.

Variable Accumulation DesignSM - 43

Transfers from the fixed account to the subaccounts of the variable account are subject to the following additional restrictions:
Only one transfer is permitted each policy year, and you may only make this transfer within 30 days of the anniversary of your policy date;
You may only transfer up to 50% of your fixed account value unless the balance, after the transfer, would be less than $1,000 in which event you may transfer your full fixed account value; and
Your transfer must be at least the lesser of $500 or your total fixed account value.

  We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

  We process all transfers and determine all values in connection with transfers on the valuation date we receive your request, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your policy value less the loan account value is at least $5,000 you may elect dollar cost averaging.

  Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the subaccounts to one or more of the other subaccounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

  This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund's shares is high. It also helps reduce the risk of investing too little when the price of a fund's shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:
We receive a request to begin an automatic rebalancing program;
The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or
The specified transfer amount from any subaccount is more than the variable account value in that subaccount.

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  Automatic Rebalancing. Anytime your policy value less the loan account value is at least $10,000 you may elect automatic rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

  If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.
You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:
We receive a request to transfer policy values among the investment options;
We receive a request to begin a dollar cost averaging program;
The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or
The sum of your variable and fixed account values is less than $7,500 on any date when automatic rebalancing transfers are scheduled.

  Limits on Frequent or Disruptive Transfers. The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

Increased trading and transaction costs;
Forced and unplanned portfolio turnover;
Lost opportunity costs; and
Large asset swings that decrease the fund's ability to provide maximum investment return to all policy owners.

  This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the policy.

  We monitor transfer activity. If an individual's or organization's transfer activity (1) exceeds our then-current monitoring standard for excessive trading, (2) is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading), or (3) is determined, in our sole discretion, to be not in the best interests of other policy owners we will take the following actions to deter such transfer activity. Upon the first violation, we will send a one time warning letter. A second violation will result in the suspension of transfer privileges via facsimile, telephone, email and internet, and transfer privileges will be limited to submission by regular U.S. mail for a period of six months. At the end of that period, electronic transfer privileges will be reinstated. If there is another violation after electronic transfer privileges have been reinstated, we will suspend such privileges permanently. We will notify you in writing if we take any of these actions.

Variable Accumulation DesignSM - 45

  Additionally, if such transfer activity is initiated by a market-timing organization or an individual or other party authorized to give transfer instructions on behalf of multiple policy owners, we will also take the following actions, without prior notice:

Not accept transfer instructions from an agent acting on behalf of more than one policy owner; and
Not accept preauthorized transfer forms from market timers or other entities acting on behalf of more than one policy owner at a time.

  Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs (including reoccurring rebalancing transactions under corporate owned policies) and transfers involving certain de minimis amounts when determining whether transfer activity is excessive. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

  In addition, if an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved, even though the transfer activity may not fall within our then current definition of excessive trading, we will take the same actions as are described above to limit frequent transfers.

  The company does not allow exceptions to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

  Limits Imposed by the Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

  Conversion to a Guaranteed Policy. During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a guaranteed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new guaranteed policy, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact our customer service center or your agent/registered representative for information about the conversion rights available in your state.

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Partial Withdrawals

  Beginning in the second policy year you may withdraw part of your policy's surrender value. Only one partial withdrawal is currently allowed each policy year during policy years two through ten and 12 each policy year thereafter. A partial withdrawal must be at least $500. In policy years two through 15, you may not withdraw more than 20% of your surrender value.

We currently charge $10 for each partial withdrawal, but we reserve the right to charge up to $25 for each partial withdrawal. See Partial Withdrawal Fee, page 26.

  Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. For purposes of determining these proportions, we will not include any outstanding loan account value.

  Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by an amount equal to the factor from the definition of life insurance factors described in Appendix A multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantees because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantees.

  If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:

From the most recent segment;
From the next more recent segments successively; and
From the initial segment.
Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Cost of Insurance, page 28.
If death benefit Option 2 or Option 3 is in effect, a partial withdrawal will not affect the amount of insurance coverage.
We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $250,000.
A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See Tax Status of the Policy, page 50.

Variable Accumulation DesignSM - 47

Termination of Coverage
Your insurance coverage will continue under the policy until you surrender your policy or it lapses.
Surrender
In the policy form the "surrender value" is referred to as the "Cash Surrender Value."

  You may surrender your policy for its surrender value any time after the free look period while the surviving joint insured person is alive. Your surrender value is your policy value minus any surrender charge, loan amount and unpaid fees and charges.

You may take your surrender value in other than one payment.

  We compute your surrender value as of the valuation date we receive your written surrender request and policy (or lost policy form) at our customer service center. All insurance coverage ends on the date we receive your surrender request and policy.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page 51.
Lapse
Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
A death benefit guarantee is in effect; or
Your surrender value is enough to pay the periodic fees and charges when due.

  Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

  We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (or a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments, then we deduct the overdue amounts from your policy value.

  If you do not pay the full amount within the 61-day grace period, your policy and its riders lapse will without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the surviving joint insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan amount and periodic fees and charges owed.

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  During the early policy years your surrender value will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the basic and Supplemental Death Benefit Guarantees) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation. See Distributions Other than Death Benefits, page 51.
Reinstatement

  Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

  To reinstate the policy and any riders, you must submit evidence satisfactory to us that each joint insured person, or surviving joint insured person, is still insurable and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, we will reinstate it with accrued loan interest to the date of the lapse.

A lapsed Basic Death Benefit Guarantee cannot, unless otherwise allowed under state law, be reinstated after the fifth policy year. A lapsed Supplemental Death Benefit Guarantee cannot be reinstated.
A policy that is reinstated more than 90 days after lapsing will be classified as a modified endowment contract for tax purposes. See Modified Endowment Contracts, page 51.
TAX CONSIDERATIONS

  The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover federal estate, gift and generation-skipping tax implications, state and local taxes or other tax situations. This discussion is not intended as tax advice. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service ("IRS").

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.
Tax Status of the Company

  We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the company. We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to us. In addition, any foreign tax credits attributable to the separate account will first be used to reduce any income taxes imposed on the variable account before being used by the company.

Variable Accumulation DesignSM - 49

  In summary, we do not expect that we will incur any federal income tax liability attributable to the variable account and we do not intend to make provisions for any such taxes. However, if changes in the federal tax laws or their interpretation result in our being taxed on income or gains attributable to the variable account, then we may impose a charge against the variable account (with respect to some or all of the policies) to set aside provisions to pay such taxes.

Tax Status of the Policy

  This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner which is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements which are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of the guideline premium test. See Death Benefit Qualification Test, page 33. If your variable life policy does not satisfy this test, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 51.

Diversification and Investor Control Requirements

  In addition to meeting the Internal Revenue Code Section 7702 guideline premium test, Internal Revenue Code Section 817(h) requires separate account investments, such as our variable account, to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification. To be adequately diversified, each subaccount must meet certain tests. If your variable life policy is not adequately diversified under these regulations, it is not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount's corresponding fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined that your variable life policy does not satisfy the applicable diversification regulations, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and we reserve the right to modify your policy as necessary in order to do so.

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  In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the separate account supporting their policies, due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the separate account assets. Your ownership rights under your policy are similar to, but different in some ways from those described by the IRS in rulings in which it determined that policy owners are not owners of separate account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a pro rata share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a pro rata share of the variable account assets, or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

  The death benefit under a policy is generally excludable from the gross income of the beneficiary(ies) under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Additionally, federal and local transfer, estate, inheritance and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary(ies). A qualified tax adviser should be consulted about these consequences.

Distributions Other than Death Benefits

  Generally, the policy owner will not be taxed on any of the policy value until there is a distribution. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a "modified endowment contract."

Modified Endowment Contracts

  Under the Internal Revenue Code, certain life insurance contracts are classified as "modified endowment contracts" and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract. A current or prospective policy owner should consult with a qualified adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

  If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Variable Accumulation DesignSM - 51

  Additionally, all modified endowment contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made in the prior two years:

      All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value and the investment in the policy;

      Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated as distributions and taxed first as distributions of gain, if any, taxable as ordinary income and as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed; and

      A 10% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to distributions (1) made on or after the date on which the taxpayer attains age 591/2; (b) which are attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or (c) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a qualified tax adviser to determine whether or not you may be subject to this penalty tax.

Policies That Are Not Modified Endowment Contracts

  Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax. Consult a qualified tax adviser to determine whether or not any distributions made in connection with a reduction in policy benefits will be subject to tax.

  Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. However, the tax consequences of such a loan that is outstanding after policy year ten are uncertain and a qualified tax adviser should be consulted about such loans. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10% additional income tax.

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Investment in the Policy

  Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters
Policy Loans

  n general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain "key person" insurance. You should consult a qualified tax adviser to determine whether you qualify under this exception.

  Moreover, the tax consequences associated with a preferred loan (a loan where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a qualified tax adviser as to the tax consequences.

  If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly.

Continuation of a Policy

  The tax consequences of continuing the policy after younger joint insured person reaches age 100 are unclear. For example, in certain situations it is possible that after the younger joint insured person reaches age 100, the IRS could treat you as being in constructive receipt of the policy value if the policy value becomes equal to the death benefit. If this happens, an amount equal to the excess of the policy value over the investment in the policy would be includible in your income at that time. Because we believe the policy will continue to constitute life insurance at that time and the IRS has not issued any guidance on this issue, we do not intend to tax report any earnings due to the possibility of constructive receipt in this circumstance. You should consult a qualified tax adviser if you intend to keep the policy in force after the younger joint insured person reaches age 100.

Section 1035 Exchanges

  Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy, an endowment or annuity contract. Special rules and procedures apply to 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult your qualified tax adviser.

Variable Accumulation DesignSM - 53

Taxation of Policy Splits
The Policy Split Option Rider permits a policy to be split into two single life policies upon the occurrence of:
A divorce of the joint insured persons;
Certain changes in federal estate tax law; or
Dissolution of business conducted or owned by the joint insured persons.

  Using the Policy Split Option Rider could have adverse tax consequences. Before you exercise the policy split option, it is important that you consult with a qualified tax adviser regarding the possible tax consequences.

Tax-exempt Policy Owners

  Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a qualified tax adviser regarding the consequences of purchasing and owning a policy. These consequences could include an effect on the tax-exempt status of the entity and the possibility of the unrelated business income tax.

Tax Law Changes

  Although the likelihood of legislative action is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a qualified tax adviser with respect to legislative developments and their effect on the policy.

Policy Changes to Comply with the Law

  So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to refuse to accept all or part of your premium payments or to change your death benefit. We may refuse to allow you to make partial withdrawals that would cause your policy to fail to qualify as life insurance. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes.

If we make any change of this type, it applies the same way to all affected policies.
Any increase in your death benefit will cause an increase in your cost of insurance charges.
Policy Availability and Qualified Plans

  The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3-101 or otherwise.

54 - Variable Accumulation DesignSM

Policy owners may use the policy in various other arrangements, including:
Non-qualified deferred compensation or salary continuance plans;
Split dollar insurance plans;
Executive bonus plans;
Retiree medical benefit plans; and
Other plans.

  The tax consequences of these plans may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a qualified tax adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

  In recent years, Congress has adopted new rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a nonnatural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a 20% owner, or an officer, director, or employee of a trade or business.) As another example, special rules apply if you are subject to the alternative minimum tax. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a qualified tax adviser.

Income Tax Withholding

  The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. We generally do not withhold income taxes if you elect in writing not to have withholding apply. If the amount withheld for you is insufficient to cover income taxes, you may have to pay income taxes and possibly penalties later.

Policy Transfers

  The transfer of the policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. The individual situation of each policy owner or beneficiary will determine the extent, if any, to which federal, state and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

You should consult qualified legal or tax advisers for complete information on federal, state, local and other tax considerations.

Variable Accumulation DesignSM - 55

ADDITIONAL INFORMATION
General Policy Provisions
Your Policy
The policy is a contract between you and us and is the combination of:
Your policy;
A copy of your original application and applications for benefit increases or decreases;
Your riders;
Your endorsements;
Your policy schedule pages; and
Your reinstatement applications.

  If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.
A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.
Age

  We issue your policy at each joint insured person's age (stated in your policy schedule) based on the age at the last birthday as of the policy date. On the policy date, both joint insured person's ages can generally be no more than age 85. Average age under the policy means the sum of each joint insured person's age divided by two and rounded to the higher age.

  We often use age to calculate rates, charges and values. We determine the joint insured persons' ages at a given time by adding the number of completed policy years to the ages calculated at issue and shown in the schedule.

Ownership

  The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits before the death of the surviving joint insured. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

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As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

  You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded at our customer service center. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

  You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the surviving joint insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there is no surviving primary beneficiaries. If more than one beneficiary survives the surviving joint insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the surviving joint insured person, we pay the death benefit proceeds to you or to your estate, as owner.

  You may name new beneficiaries before the death of the surviving joint insured person. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 53.

Collateral Assignment

  You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries' rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 53.

Incontestability

  After your policy has been in force and both joint insured persons are alive for two years from your policy date and from the effective date of any new coverage segment, an increase in any other benefit or reinstatement, we will not question the validity of statements in your applicable application.

In the policy form the "policy date" is referred to as the "Issue Date."
Misstatements of Age or Gender

  Notwithstanding the Incontestability provision above, if any joint insured person's age or gender has been misstated, we adjust the death benefit to the amount which would have been purchased for the joint insured person's correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the surviving joint insured person's death, or as otherwise required by law.

Variable Accumulation DesignSM - 57

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.
Suicide
If any joint insured person commits suicide (while sane or insane) within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:
The total premium we receive to the time of death; minus
Outstanding loan amount; minus
Partial withdrawals taken.

  We make a limited payment to the beneficiaries for a new coverage segment or other increase if any joint insured person commits suicide (while sane or insane) within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance charges which were deducted for the increase.

Anti-Money Laundering

  In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

  Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

  We may also refuse to accept certain forms of premium payments or loan repayments (traveler's cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 48. See also Premium Payments Affect Your Coverage, page 24.

Our anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

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Transaction Processing
Generally, within seven days of when we receive all information required to process a payment, we pay:
Death benefit proceeds;
Surrender value;
Partial withdrawals; and
Loan proceeds.
We may delay processing these transactions if:
The New York Stock Exchange is closed for trading;
Trading on the New York Stock Exchange is restricted by the SEC;
There is an emergency so that it is not reasonably possible to sell securities in the subaccounts or to determine the value of a subaccount's assets; and
A governmental body with jurisdiction over the variable account allows suspension by its order.
SEC rules and regulations generally determine whether or not these conditions exist.
We execute transfers among the subaccounts as of the valuation date of our receipt of your request at our customer service center.
We determine the death benefit as of the date of the surviving joint insured person's death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

  We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Notification and Claims Procedures
Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

  You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

  If the surviving joint insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the surviving joint insured person's death, we may require proof of the deceased surviving joint insured person's age and a certified copy of the death certificate.

  The beneficiaries and the deceased surviving joint insured person's next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased surviving joint insured person.

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Telephone Privileges

  Telephone privileges are automatically provided to you and your agent/registered representative, unless you decline it on the application or contact our customer service center. Telephone privileges allow you or your agent/registered representative to call our customer service center to:

Make transfers;
Change premium allocations;
Change your dollar cost averaging and automatic rebalancing programs;
Request partial withdrawals; and
Request a loan.
Our customer service center uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:
Requiring some form of personal identification;
Providing written confirmation of any transactions; and
Tape recording telephone calls.

  By accepting telephone privileges, you authorize us to record your telephone calls with us. If we use reasonable procedures to confirm instructions, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 45.

  Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by written request.

Non-participation
Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company.
Advertising Practices and Sales Literature
We may use advertisements and sales literature to promote this product, including:
Articles on variable life insurance and other information published in business or financial publications;
Indices or rankings of investment securities; and
Comparisons with other investment vehicles, including tax considerations.

  We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

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  We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

Settlement Options

  You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election before the death of the surviving joint insured. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the surviving joint insured person's death.

  The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25 and the total proceeds must be at least $2,500.

The following settlement options are available:
Option 1 - The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
Option 2 - The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;
Option 3 - The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;

      Option 4 - The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee; and

Option 5 - The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

  Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 2.00%.

  In determining amounts we pay under Options 3, 4 and 5, we assume interest at an effective annual rate of 2.00%. Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

Variable Accumulation DesignSM - 61

  Unless you request otherwise, death benefit proceeds generally will be paid into an interest bearing account which is backed by our general account and can be accessed by the beneficiary through a checkbook feature. The beneficiary may access the death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. We may also pay your surrender value using this checkbook feature.

Reports

  Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy's death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

Additional statements are available upon request. We may make a charge not to exceed $50 for each additional annual statement you request. See Excess Annual Report Fee, page 27.
We send semi-annual reports with financial information on the funds, including a list of investment holdings of each fund.

  We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

  Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of each of the joint insured persons and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. We may make a charge not to exceed $50 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 27.

  Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call our customer service center at 1-877-886-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

62 - Variable Accumulation DesignSM

Distribution of the Policies

  The company's affiliate, ING America Equities, Inc., serves as the principal underwriter (distributor) for the policies. ING America Equities, Inc. was organized under the laws of the State of Colorado on September 27, 1993 and is registered as a broker/dealer with the SEC and the National Association of Securities Dealers, Inc. We pay ING America Equities, Inc. under a distribution agreement dated May 1, 2002. ING America Equities, Inc.'s principal office is located at 1290 Broadway, Denver, Colorado 80203-5699.

  ING America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2004, 2003 and 2002, the aggregate amount paid to ING America Equities, Inc. under our distribution agreement was $31,102,593, $24,581,359 and $50,355,543, respectively.

  We sell our policies through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell this policy have entered into selling agreements with us and ING America Equities, Inc. Under these selling agreements, we pay a distribution allowance to broker/dealers, who in turn pay commissions to their agents/registered representatives who sell this policy.

  Commissions generally will be no more than 100% of the premiums paid up to the annual target premium, plus 4% of additional premiums for the first policy year and lower thereafter. Additionally, broker/dealers will also receive asset-based commissions (trails) of up to 0.10% of the average monthly policy value (excluding any loan account value) during each policy year beginning in policy year 11. Further, agent/registered representatives may be eligible to receive certain overrides and other benefits based on the amount of earned commissions.

  Generally, the distribution allowances/commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under a term rider. Be aware of this and discuss with your agent/registered representative the right blend of base coverage and term rider coverage for you.

In addition to these distribution allowances/commissions, we may also pay other amounts to broker/dealers and/or their agents/registered representatives. These amounts may include:

      Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on insurance sales;

Wholesaler fees and marketing allowances based on aggregate commissions paid during the year;

      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

Variable Accumulation DesignSM - 63

Sponsor payments or reimbursements for broker/dealers to use in sales contests for their agents/registered representatives. We do not hold contests directly based on sales of this product; and

      Certain overrides, bonuses and other benefits may include cash compensation based on the amount of earned commissions, agent/representative recruiting and other activities that promote the sale of policies.

  We pay dealer concessions, wholesaling fees, bonuses, overrides, other allowances and benefits and the costs of all other incentives or training programs from our resources which include sales charges.

  The following list shows the top 25 selling firms that, during 2004, received the most, in the aggregate, from us in connection with the sale of all of our variable life insurance policies, ranked by total dollars received:

Linsco/Private Ledger Corp.
Raymond James Financial Services, Inc.
H. Beck, Inc.
Stanley Laman Group Securities, LLC
Commonwealth Financial Network
FSC Securities Corporation
Securities Service Network, Inc.
Lincoln Financial Advisors Corporation
Institutional Securities Corp.
Centaurus Financial, Inc.
SII Investments, Inc.
American Express Financial Advisors
InterSecurities, Inc.
AG Edwards & Sons
PlanMember Securities Corporation
MONY Securities Corporation
Cambridge Investment Research, Inc.
Underwriters Equity Corporation
Oberlin Financial Corporation
Financial Network Investments Corporation
JJB Hilliard, WL Lyons, Inc.
Westminster Financial Securities, Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
Walnut Street Securities, Inc.

64 - Variable Accumulation DesignSM

Trading - Industry Developments

  Like many financial services companies, the company and certain of its U.S. affiliates ("ING U.S.") have received formal and informal requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading of mutual fund shares. In each case ING U.S. has cooperated fully with each request. The company is also reviewing its policies and procedures in this area.

Legal Proceedings
We are not aware of any pending legal proceedings which involve the variable account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse affect on our ability to meet our obligations under the policy.

  ING America Equities, Inc., the principal underwriter and distributor of the policy, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse affect on its ability to distribute the policy.

Financial Statements

  Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact our customer service center at the address or telephone number on the back of this prospectus.

Variable Accumulation DesignSM - 65
APPENDIX A
Definition of Life Insurance Factors

  Guideline Premium Test Factors
Younger Joint Insured's Attained Age	Factor	Younger Joint Insured's Attained Age	Factor	Younger Joint Insured's Attained Age	Factor	Younger Joint Insured's Attained Age	Factor	Younger Joint Insured's Attained Age	Factor
0-40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 - 90	1.05

A-1
APPENDIX B
Funds Available Through the Variable Account

  The following chart lists the funds, the investment advisers and subadvisers to the funds and summary information regarding the investment objective of each fund. For information about each fund's expenses, see the Fund Expense Table beginning on page 12 of this prospectus. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund.

  There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
American Funds Insurance Series - Growth Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital.
American Funds Insurance Series - Growth-Income Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks capital growth and income over time.
American Funds Insurance Series - International Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital over time.
Fidelity® VIP Contrafund® Portfolio (Initial Class)

  Investment Adviser:
  Fidelity Management & Research Company
  Subadvisers:
  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks reasonable income.
Fidelity® VIP Growth Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.

B-1

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Fidelity® VIP High Income Portfolio (Initial Class)

  Investment Adviser:
  Fidelity Management & Research Company
  Subadvisers:
  Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks a high level of current income while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)	Investment Adviser: Fidelity Management & Research Company Subadviser: Fidelity Investments Money Management, Inc.	Seeks as high a level of current income as is consistent with the preservation of capital.
ING AIM Mid Cap Growth Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: A I M Capital Management, Inc.	Seeks capital appreciation.
ING Alliance Mid-Cap Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Alliance Capital Management, L.P.	Seeks long-term total return.
ING Evergreen Health Sciences Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	A non-diversified portfolio that seeks long-term capital growth.
ING Evergreen Omega Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Evergreen Investment Management Company, LLC	Seeks long-term capital growth.
ING FMRSM Earnings Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.
ING Global Resources Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Baring International Investment Limited	A nondiversified portfolio that seeks long-term capital appreciation.
ING JP Morgan Small Cap Equity Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long term.

B-2

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING JP Morgan Value Opportunities Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.
ING Julius Baer Foreign Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Julius Baer Investment Management, LLC	Seeks long-term growth of capital.
ING Legg Mason Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Legg Mason Funds Management, Inc.	A non-diversified portfolio that seeks long-term growth of capital.
ING Limited Maturity Bond Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.

  Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.

ING Liquid Assets Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks high level of current income consistent with the preservation of capital and liquidity.
ING MFS Mid Cap Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING MFS Total Return Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.
ING MFS Utilities Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	A non-diversified portfolio that seeks capital growth and current income.
ING Marsico Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Marsico International Opportunities Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks long-term growth of capital.

B-3

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Mercury Focus Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Mercury Large Cap Growth Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Oppenheimer Main Street Portfolio® (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: OppenheimerFunds, Inc.	Seeks long-term growth of capial and future income.
ING Pioneer Fund Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.
ING Pioneer Mid Cap Value Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING Salomon Brothers Investors Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING Stock Index Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks total return.
ING T. Rowe Price Capital Appreciation Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and prudent investment risk.
ING T. Rowe Price Equity Income Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING UBS U.S. Allocation Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments and other investments.
ING Van Kampen Equity Growth Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks long-term capital appreciation.

B-4

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Van Kampen Growth and Income Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks long-term growth of capital and income.
ING American Century Large Company Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth; income is a secondary objective.
ING American Century Select Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.	Seeks long-term capital appreciation.
ING American Century Small Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.	Seeks long-term growth of capital; income is a secondary objective.
ING Baron Small Cap Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc.	Seeks capital appreciation.
ING Fundamental Research Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING JP Morgan Mid Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: J. P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
ING Oppenheimer Global Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
ING Oppenheimer Strategic Income Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc.	Seeks a high level of current income principally derived from interest on debt securities.
B-5

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING PIMCO Total Return Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc.	Seeks long-term growth of capital and future income.
ING Van Kampen Comstock Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks capital growth and income.
ING Van Kampen Equity and Income Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen)	Seeks total return, consisting of long-term capital appreciation and current income.
ING VP Intermediate Bond Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk.
ING VP Strategic Allocation Balanced Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
ING VP Strategic Allocation Growth Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide capital appreciation.

B-6

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING VP Strategic Allocation Income Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide total return consistent with preservation of capital.
ING VP Index Plus LargeCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.
ING VP High Yield Bond Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide investors with a high level of current income and total return.
ING VP Real Estate Portfolio (Class S)	Investment Adviser: ING Investments, LLC Subadviser: Clarion Real Estate Securities L.P.	Seeks total return.
ING VP SmallCap Opportunities Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
Neuberger Berman AMT Growth Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks growth of capital.
Neuberger Berman AMT Limited Maturity Bond Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is secondary goal.
Neuberger Berman AMT Socially Responsive Portfolio (Class I)	Investment Adviser: Neuberger Berman Management Inc. Subadviser: Neuberger Berman, LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

B-7

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

      Statement of Additional Information ("SAI") - The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History ...............................................................................	2
Performance Reporting and Advertising .....................................................................	2
Experts ...............................................................................................................	3
Financial Statements.....................................................................................................................	4
Financial Statements of the SelectHLife Variable Account ..................................................	S-1
Statutory-Basis Financial Statements of the ReliaStar Life Insurance Company........................	C-1

      A personalized illustration of policy benefits - A personalized illustration can help you understand how the policy works, given the policy's fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy's death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 27.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact us at our:
Customer Service Center
P.O. Box 5011
2000 21st Avenue NW
Minot, North Dakota 58703
1-877-886-5050
www.ingservicecenter.com

  Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC's Internet website (www.sec.gov) or at the SEC's Public Reference Room in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Room at 450 Fifth Street, NW, Washington, DC 20549-0102. More information about operation of the SEC's Public Reference Room can be obtained by calling 202-942-8090.

1940 Act File No. 811-04208
1933 Act file No. 333-47094

VARIABLE UNIVERSAL LIFE INSURANCE POLICY VARIABLE ANNUITY CONTRACT PROSPECTUS SUPPLEMENT
issued by
RELIASTAR LIFE INSURANCE COMPANY
and its
SELECTHLIFE VARIABLE ACCOUNT RELIASTAR SELECT VARIABLE ACCOUNT

Supplement dated April 29, 2005, to your prospectus dated April 29, 2005. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

The "Trading - Industry Developments" section of the prospectus is hereby deleted and replaced with the following:
Trading - Industry Developments

Regulatory Matters

  As with many financial services companies, ReliaStar Life Insurance Company ("the company") and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

  Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

  In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

  The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the company with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

  An affiliate of the company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

135658	Page 1 of 2	April 2005

  Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the company or certain affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject the company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the company.

  ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission ("SEC"). Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the company.

Other Regulatory Matters

  The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the company, periodically review whether modifications to their business practices are appropriate.

135658	Page 2 of 2	April 2005
Prospectus Supplement

ReliaStar Life Insurance Company and its SelectHLife Variable Account

Supplement dated April 29, 2005, to your prospectus dated April 29, 2005. Please read it carefully and keep it with your product prospectus for future reference.

______________________________________________________________________

IMPORTANT INFORMATION REGARDING FUND CLOSINGS

Before April 29, 2005, the following funds were available through the policy:
AIM V.I. Dent Demographic Trends Fund (Series I)	ING VP MagnaCap Portfolio (Class I)
Alger American Growth Portfolio (Class O)	ING VP MidCap Opportunities Portfolio (Class I)
Alger American Leveraged AllCap Portfolio (Class O)	Janus Aspen International Growth Portfolio (Institutional Shares)
Alger American MidCap Growth Portfolio (Class O)
ING International Portfolio (Class S)	Premier VIT OpCap Equity Portfolio
ING MFS Mid Cap Growth Portfolio (Class S)	Premier VIT OpCap Global Equity Portfolio
ING Marsico Growth Portfolio (Class S)	Premier VIT OpCap Managed Portfolio
ING T. Rowe Price Equity Income Portfolio (Class S)	Premier VIT OpCap Small Cap Portfolio
ING Van Kampen Real Estate Portfolio (Class I)	Pioneer Mid Cap Value VCT Portfolio (Class I)
ING PIMCO Total Return Portfolio (Service Class)	Pioneer Small Cap Value VCT Portfolio (Class I)
ING Salomon Brothers Aggressive Growth Portfolio (Service Class)	Putnam VT Growth and Income Fund (Class IA)
Putnam VT New Opportunities Fund (Class IA)
ING VP Disciplined LargeCap Portfolio (Class I)	Putnam VT Small Cap Value Fund (Class IA)
ING VP International Value Portfolio (Class I)	Putnam VT Voyager Fund (Class IA)

  Effective April 29, 2005, these funds were closed to new policy owners, and going forward, only existing policy owners with policies dated before that date are allowed to allocate policy values to these funds.

More information about these funds is contained in the tables below.

135425	Page 1 of 6	April 2005

  Fund Expense Table.[1] The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one of the factors that impact the value of a fund share. To learn about additional factors, please see the fund prospectuses. The following figures are a percentage of the average net assets of each fund as of December 31, 2004.

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
AIM V.I. Dent Demographic Trends Fund (Series I) *, 2, 3	0.77%	--	0.37%	1.14%	0.08%	1.06%
Alger American Growth Portfolio (Class O)	0.75%	--	0.10%	0.85%	--	0.85%
Alger American Leveraged AllCap Portfolio (Class O)	0.85%	--	0.12%	0.97%	--	0.97%
Alger American MidCap Growth Portfolio (Class O)	0.80%	--	0.12%	0.92%	--	0.92%
ING International Portfolio (Class S) [4]	1.00%	--	0.26%	1.26%	--	1.26%
ING MFS Mid Cap Growth Portfolio (Class S) [4,5,6]	0.64%	--	0.25%	0.89%	--	0.89%
ING Marsico Growth Portfolio (Class S) [4,5]	0.77%	--	0.26%	1.03%	--	1.03%
ING T. Rowe Price Equity Income Portfolio (Class S) [4,5]	0.66%	--	0.26%	0.92%	--	0.92%
ING Van Kampen Real Estate Portfolio (Class I) [7]	0.66%	--	0.01%	0.67%	--	0.67%
ING PIMCO Total Return Portfolio (Service Class) [8]	0.50%	--	0.60%	1.10%	--	1.10%
ING Salomon Brothers Aggressive Growth Portfolio (Service Class) [8]	0.70%	--	0.37%	1.07%	--	1.07%
ING VP Disciplined LargeCap Portfolio (Class I) 9, 10	0.75%	--	0.23%	0.98%	0.08%	0.90%
ING VP International Value Portfolio (Class I) [9,10]	1.00%	--	0.22%	1.22%	0.22%	1.00%
ING VP MagnaCap Portfolio (Class I) [9,10]	0.75%	--	0.29%	1.04%	0.14%	0.90%
ING VP MidCap Opportunities Portfolio (Class I) [9,10]	0.75%	--	0.21%	0.96%	0.02%	0.94%
Janus Aspen International Growth Portfolio (Institutional Shares) [11]	0.64%	--	0.04%	0.68%	--	0.68%
OpCap Equity Portfolio [12]	0.80%	--	0.23%	1.03%	0.02%	1.01%
OpCap Global Equity Portfolio [12]	0.80%	--	0.46%	1.26%	--	1.26%
OpCap Managed Portfolio [12]	0.80%	--	0.12%	0.92%	--	0.92%
OpCap Small Cap Portfolio [12]	0.80%	--	0.11%	0.91%	--	0.91%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.07%	0.72%	--	0.72%
Pioneer Small Cap Value VCT Portfolio (Class I) [13]	0.75%	--	0.78%	1.53%	0.28%	1.25%

135425	Page 2 of 6	April 2005

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
Putnam VT Growth and Income Fund (Class IA)	0.48%	N/A	0.06%	0.54%	--	0.54%
Putnam VT New Opportunities Fund (Class IA)	0.60%	N/A	0.09%	0.69%	--	0.69%
Putnam VT Small Cap Value Fund (Class IA)	0.77%	N/A	0.15%	0.85%	--	0.85%
Putnam VT Voyager Fund (Class IA)	0.56%	N/A	0.08%	0.64%	--	0.64%
*

  On or about July 1, 2005, the AIM V.I. Dent Demographic Trends Fund (Series I Shares) will be renamed AIM V.I. Demographic Trends Fund (Series I Shares). All references to AIM V.I. Dent Demographic Trends Fund (Series I Shares) will be replaced with AIM V.I. Demographic Trends Fund (Series I Shares).

1	The company or its U.S. affiliates receives varying levels of revenue from each of the funds available through the policy. See Fund Fees and Expenses for additional information.

2

  The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items as discussed in the fund's prospectus) of Series I shares to 1.30% of average daily net assets for each series portfolio of AIM Variable Insurance Funds. The expense limitation agreements are in effect through April 30, 2006. Please refer to the fund's prospectus for more detailed information.

3

  Effective January 1, 2005 through December 31, 2009, the Fund's advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement. (See "Fund Management-Advisor Compensation" in the Fund's prospectus.)

4

  The amounts shown are estimated operating expenses for Class S shares of each Portfolio as a ratio of expenses to average daily net assets based on each Portfolio's actual operating expenses for Class S shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which Directed Services, Inc. (DSI) as adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year. Other Expenses for each Portfolio include a Shareholder Services fee of 0.25%. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolios. The Portfolios would also bear any extraordinary expenses.

5

  A portion of the brokerage commissions that the ING MFS Mid Cap Growth, ING Marsico Growth and ING T. Rowe Price Equity Income Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS Voluntary Management fee waiver the Total Annual Fund Operating Expenses for each Portfolio for the year ended December 31, 2004 would have been 0.87%, 1.00% and 0.91%, respectively. This arrangement may be discontinued at any time.

6

  Directed Services, Inc. (DSI) has voluntarily agreed to waive a portion of its management fee for ING MFS Mid Cap Growth Portfolio. Including this waiver, the Net Annual Fund Operating Expenses for the Portfolio for the year ended December 31, 2004, would have been 0.87%. This arrangement may be discontinued by DSI at any time.

7

  The amounts shown are estimated operating expenses for Class I shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for Class I shares for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which DSI, as adviser to the Portfolio, has agreed for the Portfolio for the current fiscal year. Through a "bundled fee" arrangement, DSI, the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolio would also bear any extraordinary expenses.

8	Other Expenses include a Shareholder Services fee of 0.25%.

9

  The amounts shown are the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to each Portfolio, has agreed for each Portfolio for the current fiscal year.

135425	Page 3 of 6	April 2005

10

  ING Funds Services, LLC receives an annual administration fee (included in Other Expenses) equal to 0.10% of each Portfolio's average daily net assets. ING Investments, LLC has entered into a written expense limitation agreement with ING Variable Products Trust under which it will limit expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading Fees and Expenses Waived or Reimbursed. For each Portfolio, the expense limits will continue through at least May 1, 2006. For further information regarding the expense limitation agreements, see the Fund's prospectus.

11

  All of the fees and expense shown were determined based on net assets as of the fiscal year ended December 31, 2004, restated to reflect reductions in the Portfolios' management fees effective July 1, 2004. All expenses are shown without the effect of expense offset arrangements.

12

  Management (Advisory) Fees reflect effective management fees before taking into effect any fee waiver. Other Expenses are shown before expense offsets afforded the Portfolios. Total Annual Fund Operating Expenses for the Equity, Managed and Small Cap Portfolios are contractually limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset by earnings credits from the custodian bank) do not exceed 1.00% of average deily net assets. Total Annual Fund Operating Expenses for the Global Equity Portfolio (net of any expense offset by earnings credit from the custodian bank) are contractually limited to 1.25% of average daily net assets. This agreement will be in effect through at least December 31, 2015. Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank.

13

  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares.

  Fund Investment Advisers and Investment Objectives. The following information lists the investment advisers and subadvisers and information regarding the investment objectives of the funds referenced above. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

  There is no assurance that the stated objectives and policies of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
AIM V.I. Dent Demographic Trends Fund (Series I)	Investment Adviser: * A I M Advisors, Inc. Subadviser: H.S. Dent Advisors, Inc.	Seeks long-term growth of capital.
Alger American Growth Portfolio (Class O)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American Leveraged AllCap Portfolio (Class O)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
Alger American MidCap Growth Portfolio (Class O)	Investment Adviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation.
ING International Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: ING Investment Management Co.	Seeks long-term growth of capital.

135425	Page 4 of 6	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING MFS Mid Cap Growth Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.
ING Marsico Growth (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING T. Rowe Price Equity Income Portfolio (Class S)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Van Kampen Real Estate Portfolio (Class I)	Investment Adviser: Directed Services, Inc. Subadviser: Morgan Stanley Investment Management, In. (d/b/a Van Kampen)	A nondiversified portfolio that seeks capital appreciation and secondarily seeks current income.
ING PIMCO Total Return Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Salomon Brothers Aggeressive Growth Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Salamon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING VP Disciplined LargeCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING VP International Value Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING VP MagnaCap Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital, with dividend income as a secondary consideration.
ING VP MidCap Opportunities Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
Janus Aspen International Growth Portfolio (Institutional Shares)	Investment Adviser: Janus Capital	Seeks long-term growth of capital.

135425	Page 5 of 6	April 2005

Fund Name	Investment Adviser/ Subadviser	Investment Objective
OpCap Equity Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Oppenheimer Capital LLC	Seeks long term capital appreciation.
OpCap Global Equity Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Oppenheimer Capital LLC	Seeks long term capital appreciation.
Op Cap Managed Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Pacific Investment Management Company LLC/Oppenheimer Capital LLC	Seeks growth of capital over time.
OpCap Small Cap Portfolio	Investment Adviser: OpCap Advisors LLC Subadviser: Oppenheimer Capital LLC	Seeks capital appreciation.
Pioneer Mid Cap Value VCT Portfolio (Class I)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Small Cap Value VCT Portfolio (Class I)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital growth by investing in a diversified portfolio of securities consisting primarily of equity securities of small companies.
Putnam VT Growth and Income Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital growth and current income.
Putnam VT New Opportunities Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks long-term capital appreciation.
Putnam VT Small Cap Value Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation.
Putnam VT Voyager Fund (Class IA)	Investment Adviser: Putnam Investment Management, LLC	Seeks capital appreciation..

*

  Effective July 1, 2005, H.S. Dent Advisors, Inc. will no longer serve as subadviser to the AIM V.I. Dent Demographic Tends Fund and the reference to H.S. Dent Advisors, Inc. as the portfolio's subadviser will be deleted.

135425	Page 6 of 6	April 2005
PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
SELECTHLIFE VARIABLE ACCOUNT OF RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated April 29, 2005
VARIABLE ACCUMULATION DESIGNSM Survivorship Variable Universal Life Insurance Policy

  This Statement of Additional Information is not a prospectus and should be read in conjunction with the current ING Variable Accumulation DesignSM prospectus dated April 29, 2005. The policy offered in connection with the prospectus is a flexible premium survivorship variable universal life insurance policy funded through the SelectHLife Variable Account.

  A free prospectus is available upon request by contacting the ReliaStar Life Insurance Company's customer service center at P.O. Box 5011, 2000 21st Avenue NW, Minot, North Dakota 58703, by calling 1-877-886-5050 or by accessing the SEC's website at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.
TABLE OF CONTENTS
Page
General Information and History ...........................................................................	2

Performance Reporting and Advertising ................................................................	2

Experts .............................................................................................................	3

Financial Statements ................................................................................................................	4

Financial Statements of the SelectHLife Variable Account ..............................................	S-1

Statutory-Basis Financial Statements of the ReliaStar Life Insurance Company....................	C-1

GENERAL INFORMATION AND HISTORY

  ReliaStar Life Insurance Company (the "company," "we," "us," "our") issues the policy described in the prospectus and is responsible for providing each policy's insurance benefits. We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota and an indirect, wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. We are engaged in the business of issuing insurance policies. Our home office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

  We established the SelectHLife Variable Account (the "variable account") on October 11, 1984, under the laws of the State of Minnesota for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available subaccounts of the variable account. Each subaccount invests in shares of a corresponding fund at net asset value. We may make additions to, deletions from or substitutions of available funds as permitted by law and subject to the conditions of the policy.

  Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the funds or affiliates of the funds available through the policies. See Fees and Charges, page 26, in the prospectus.

  The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the funds or distribution. The funds in whose shares the assets of the subaccounts of the variable account are invested each have custodians, as discussed in the respective fund prospectuses.

Effective January 1, 2004, WSSI merged with Locust Street Securities, Inc. and changed its name to ING Financial Partners, Inc.
PERFORMANCE REPORTING AND ADVERTISING

  Information regarding the past, or historical, performance of the subaccounts of the variable account and the funds available for investment through the subaccounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. Such performance information for the subaccounts will reflect the deduction of all fund fees and charges, including investment management fees, distribution (12b-1) fees and other expenses but will not reflect deductions for any policy fees and charges. If the policy's premium expense, cost of insurance, administrative and mortality and expense risk charges and the other transaction, periodic or optional benefits fees and charges were deducted, the performance shown would be significantly lower.

  With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

2

  Performance history of the subaccounts of the variable account and the corresponding funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the fund has been in existence for these periods) and since the inception date of the fund (if the fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a subaccount commenced operation. We will calculate such performance information based on the assumption that the subaccounts were in existence for the same periods as those indicated for the funds, with the level of charges at the variable account level that were in effect at the inception of the subaccounts. Performance information will be specific to the class of fund shares offered through the policy, however, for periods prior to the date a class of fund shares commenced operations, performance information may be based on a different class of shares of the same fund. In this case, performance for the periods prior to the date a class of fund shares commenced operations will be adjusted by the fund fees and expenses associated with the class of fund shares offered through the policy.

  We may compare performance of the subaccounts and/or the funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the subaccounts, whose performance is reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar. Inc. ("Morningstar") or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services which monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

  Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each subaccount in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any "deduction" for the expense of operating or managing an investment portfolio.

  To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the funds of 0% and other percentages not to exceed 12% or on the actual historical experience of the funds as if the subaccounts had been in existence and a policy issued for the same periods as those indicated for the funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting our customer service center at P.O. Box 5011, 2000 21st Avenue NY, Minot, ND 58703 or by calling 1-877-886-5050.

EXPERTS

  The statements of assets and liabilities of the ReliaStar SelectH Life Variable Account as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the statutory-basis financial statements of ReliaStar Life Insurance Company as of December 31, 2004 and 2003, and for the years then ended, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon included elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

3

FINANCIAL STATEMENTS

  The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2004, and have been audited by Ernst & Young LLP, independent registered public accounting firm.

  The statutory-basis financial statements of the company as of December 31, 2004 and 2003, and for the years then ended have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the Company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account.

  The statutory-basis financial statements of the company as of December 31, 2004 and 2003, and for the years then ended have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Minnesota Division of Insurance.

The primary business address of Ernst & Young LLP is Suite 2800, 600 Peachtree Street, Atlanta, GA 30308-2215.

4
ReliaStar SELECT*Life VARIABLE ACCOUNT
Financial Statements
Year ended December 31, 2004

Contents

PAGE
Report of Independent Registered Public Accounting Firm	S-2

Audited Financial Statements

Statements of Assets and Liabilities	S-4
Statements of Operations	S-19
Statements of Changes in Net Assets	S-34
Notes to Financial Statements	S-53

S-1

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ReliaStar Life Insurance Company

  We have audited the accompanying statements of assets and liabilities of ReliaStar Select*Life Variable Account (the "Account") as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

  AIM Variable Insurance Funds:
    AIM V.I. Dent Demographic Trends Fund - Series I Shares
  Alger American Funds:
    Alger American Growth Portfolio - Class O Shares
    Alger American Leveraged AllCap Portfolio - Class O Shares
    Alger American MidCap Growth Portfolio - Class O Shares
    Alger American Small Capitalization Portfolio - Class O
      Shares
  American Funds Insurance Series:
    American Growth Fund - Class 2
    American Growth-Income Fund - Class 2
    American International Fund - Class 2
  Fidelity® Variable Insurance Products:
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial Class
    Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial
      Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Money Market Portfolio - Initial Class
    Fidelity® VIP Overseas Portfolio - Initial Class
  ING Income Shares:
    ING VP Bond Portfolio - Class R
  ING Investors Trust:
    ING AIM Capital Mid-Cap Growth Portfolio - Service Shares
    ING Hard Assets Portfolio - Institutional Shares

  ING Investors Trust (continued):
    ING International Portfolio - Service Shares
    ING JPMorgan Small Cap Equity - Class I
    ING Legg Mason Value Portfolio
    ING Limited Maturity Bond Portfolio - Service Shares
    ING Liquid Assets Portfolio - Institutional Shares
    ING Liquid Assets Portfolio - Service Shares
    ING Marsico Growth Portfolio - Service Shares
    ING Mercury Focus Value - Class I
    ING MFS® Mid-Cap Growth Portfolio - Service Shares
    ING MFS® Total Return Portfolio - Institutional Shares
    ING Salomon Brothers Investors Portfolio - Institutional
      Shares
    ING Stock Index Portfolio - Class I
    ING T. Rowe Price Capital Appreciation Portfolio -
      Institutional Shares
    ING T. Rowe Price Equity Income Portfolio - Service Shares
    ING Van Kampen Equity Growth - Initial Class
    ING Van Kampen Real Estate Portfolio - Institutional Shares
  ING Partners, Inc.:
    ING JPMorgan Mid Cap Value Portfolio - Initial Class
    ING PIMCO Total Return Portfolio - Service Class
    ING Salomon Brothers Aggressive Growth - Portfolio -
      Service Class
    ING Van Kampen Comstock Portfolio - Initial Class
    ING Van Kampen Equity and Income Portfolio - Initial Class

S-2

  ING Strategic Allocation Portfolio, Inc.:
    ING VP Strategic Allocation Balanced Portfolio -
      Class I
    ING VP Strategic Allocation Growth Portfolio - Class I
    ING VP Strategic Allocation Income Portfolio - Class I
  ING Variable Portfolios, Inc.:
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I
  ING Variable Products Trust:
    ING VP Disciplined LargeCap Portfolio - Class I
    ING VP Growth Opportunities Portfolio - Class I
    ING VP Growth + Value Portfolio - Class I
    ING VP High Yield Bond Portfolio - Class I
    ING VP International Value Portfolio - Class I
    ING VP MagnaCap Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class I
  Janus Aspen Series:
    Janus Aspen Growth - Institutional Shares
    Janus Aspen International Growth - Institutional Shares
    Janus Aspen Mid Cap Growth Portfolio - Institutional Shares
    Janus Aspen Worldwide Growth - Institutional Shares

  Neuberger Berman Advisers Management Trust:
    Neuberger Berman AMT Limited Maturity Bond Portfolio
    Neuberger Berman AMT Partners Portfolio
    Neuberger Berman AMT Socially Responsive Portfolio
  PIMCO Accumulation Trust:
    OpCap Equity Portfolio
    OpCap Global Equity Portfolio
    OpCap Managed Portfolio
    OpCap Small Cap Portfolio
  Pioneer Variable Contracts Trust:
    Pioneer MidCap Value VCT Portfolio - Class I
    Pioneer SmallCap Value VCT Portfolio - Class I
  Putnam Variable Trust:
    Putnam VT Diversified Income Fund - Class IA Shares
    Putnam VT Growth and Income Fund - Class IA Shares
    Putnam VT International Growth Fund - Class IA Shares
    Putnam VT New Opportunities Fund - Class IA Shares
    Putnam VT Small Cap Value Fund - Class IA Shares
    Putnam VT Utilities Growth and Income Fund - Class IA
      Shares
    Putnam VT Voyager Fund - Class IA Shares

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion of the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Select*Life Variable Account at December 31, 2004, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Atlanta, Georgia
March 15, 2005

S-3
ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)
	AIM V.I.		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization
Assets
Investments in mutual funds
at fair value	$ 6,730	$ 48,612	$ 5,129	$ 41,573	$ 922
Total assets	6,730	48,612	5,129	41,573	922

Liabilities
Due From Separate Account	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 6,730	$ 48,612	$ 5,129	$ 41,573	$ 922

Accumulation units outstanding:
Select*Life I	-	172,897.047	-	137,931.188	93,251.720
Select*Life Series 2000	1,244,038.263	3,306,769.093	839,455.155	1,919,999.211	106.298

Value per accumulation unit:
Select*Life I	$ -	$ 13.21	$ -	$ 19.11	$ 9.88
Select*Life Series 2000	$ 5.41	$ 14.01	$ 6.11	$ 20.28	$ 10.48

Total number of
mutual fund shares	1,193,306	1,384,163	168,775	1,998,723	45,530

Cost of mutual fund shares	$ 5,461	$ 38,203	$ 4,134	$ 32,732	$ 816

The accompanying notes are an integral part of these financial statements.

S-4

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

		American		Fidelity®	Fidelity® VIP
	American	Growth-	American	VIP	Equity-
	Growth	Income	International	Contrafund®	Income
Assets
Investments in mutual funds
at fair value	$ 15,895	$ 12,154	$ 10,185	$ 104,222	$ 123,329
Total assets	15,895	12,154	10,185	104,222	123,329

Liabilities
Due From Separate Account	-	-	-	10	9
Total liabilities	-	-	-	10	9
Net assets	$ 15,895	$ 12,154	$ 10,185	$ 104,212	$ 123,320

Accumulation units outstanding:
Select*Life I	-	-	-	226,570.242	736,395.300
Select*Life Series 2000	1,121,747.565	870,641.906	629,841.002	3,063,334.820	2,804,032.284

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ 17.34	$ 48.94
Select*Life Series 2000	$ 14.17	$ 13.96	$ 16.17	$ 32.74	$ 31.13

Total number of
mutual fund shares	331,718	311,060	644,999	3,915,188	4,861,203

Cost of mutual fund shares	$ 11,346	$ 14,432	$ 9,044	$ 74,468	$ 98,659

The accompanying notes are an integral part of these financial statements.

S-5

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)
				Fidelity®
			Fidelity®	VIP
	Fidelity®	Fidelity® VIP	VIP Asset	Investment	Fidelity® VIP
	VIP Growth	High Income	ManagerSM	Grade Bond	Index 500
Assets
Investments in mutual funds
at fair value	$ 122,213	$ 19,594	$ 15,084	$ 23,360	$ 7,558
Total assets	122,213	19,594	15,084	23,360	7,558

Liabilities
Due From Separate Account	15	-	9	-	-
Total liabilities	15	-	9	-	-
Net assets	$ 122,198	$ 19,594	$ 15,075	$ 23,360	$ 7,558

Accumulation units outstanding:
Select*Life I	927,123.676	204,113.826	310,673.978	102,099.067	250,972.894
Select*Life Series 2000	3,075,075.667	848,149.690	333,498.017	1,048,623.824	683.192

Value per accumulation unit:
Select*Life I	$ 46.08	$ 28.93	$ 26.90	$ 23.59	$ 30.03
Select*Life Series 2000	$ 25.85	$ 16.14	$ 20.17	$ 19.98	$ 30.70

Total number of
mutual fund shares	3,817,950	2,799,164	1,015,743	1,763,020	54,865

Cost of mutual fund shares	$ 101,503	$ 18,408	$ 13,798	$ 23,196	$ 6,803

The accompanying notes are an integral part of these financial statements.

S-6

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	Fidelity®			ING AIM
	VIP Money	Fidelity®	ING VP	Capital Mid-	ING Hard
	Market	VIP Overseas	Bond	Cap Growth	Assets
Assets
Investments in mutual funds
at fair value	$ 5,548	$ 9,726	$ 2,498	$ 369	$ 783
Total assets	5,548	9,726	2,498	369	783

Liabilities
Due From Separate Account	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 5,547	$ 9,726	$ 2,498	$ 369	$ 783

Accumulation units outstanding:
Select*Life I	275,711.952	152,648.219	-	-	-
Select*Life Series 2000	727.313	315,597.312	208,483.473	25,272.690	48,067.752

Value per accumulation unit:
Select*Life I	$ 20.08	$ 25.26	$ -	$ -	$ -
Select*Life Series 2000	$ 15.67	$ 18.60	$ 11.98	$ 14.61	$ 16.28

Total number of
mutual fund shares	5,547,693	555,137	190,079	26,487	49,717

Cost of mutual fund shares	$ 5,548	$ 7,168	$ 2,605	$ 343	$ 738

The accompanying notes are an integral part of these financial statements.

S-7

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

					ING
		ING			Liquid Assets
		JPMorgan	ING	ING Limited	Portfolio -
	ING	Small Cap	Legg Mason	Maturity	Institutional
	International	Equity	Value	Bond	Shares
Assets
Investments in mutual funds
at fair value	$ 331	$ 11,402	$ 1,169	$ 524	$ 45,413
Total assets	331	11,402	1,169	524	45,413

Liabilities
Due From Separate Account	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 331	$ 11,402	$ 1,169	$ 524	$ 45,412

Accumulation units outstanding:
Select*Life I	-	-	-	-	-
Select*Life Series 2000	21,486.178	943,060.628	102,394.045	51,019.864	4,500,756.888

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ -	$ -
Select*Life Series 2000	$ 15.41	$ 12.09	$ 11.42	$ 10.27	$ 10.09

Total number of
mutual fund shares	32,240	851,501	116,584	47,205	45,412,637

Cost of mutual fund shares	$ 297	$ 9,913	$ 1,046	$ 551	$ 45,413

The accompanying notes are an integral part of these financial statements.

S-8

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

		ING	ING MFS®	ING MFS®	ING Salomon
	ING Marsico	Mercury	Mid-Cap	Total	Brothers
	Growth	Focus Value	Growth	Return	Investors
Assets
Investments in mutual funds
at fair value	$ 2,369	$ 12,271	$ 2,859	$ 1,051	$ 296
Total assets	2,369	12,271	2,859	1,051	296

Liabilities
Due From Separate Account	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,369	$ 12,271	$ 2,859	$ 1,051	$ 296

Accumulation units outstanding:
Select*Life I	-	-	-	-	-
Select*Life Series 2000	167,647.912	1,111,470.019	446,001.560	82,711.487	21,160.571

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ -	$ -
Select*Life Series 2000	$ 14.13	$ 11.04	$ 6.41	$ 12.71	$ 14.00

Total number of
mutual fund shares	163,257	1,048,772	246,030	55,889	25,761

Cost of mutual fund shares	$ 2,103	$ 12,049	$ 2,487	$ 1,001	$ 279

The accompanying notes are an integral part of these financial statements.

S-9

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

		ING T. Rowe	ING T. Rowe	ING	ING Van
	ING Stock	Price Capital	Price Equity	Van Kampen	Kampen
	Index	Appreciation	Income	Equity Growth	Real Estate
Assets
Investments in mutual funds
at fair value	$ 92,881	$ 18,675	$ 3,021	$ 22,025	$ 4,146
Total assets	92,881	18,675	3,021	22,025	4,146

Liabilities
Due From Separate Account	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 92,881	$ 18,675	$ 3,021	$ 22,025	$ 4,146

Accumulation units outstanding:
Select*Life I	-	-	-	-	-
Select*Life Series 2000	8,405,543.710	1,244,972.533	214,263.191	2,052,671.855	231,248.689

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ -	$ -
Select*Life Series 2000	$ 11.05	$ 15.00	$ 14.10	$ 10.73	$ 17.93

Total number of
mutual fund shares	8,521,216	761,606	219,877	2,134,222	149,794

Cost of mutual fund shares	$ 87,503	$ 15,856	$ 2,796	$ 20,993	$ 3,564

The accompanying notes are an integral part of these financial statements.

S-10

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	ING	ING	ING Salomon		ING
	JPMorgan	PIMCO	Brothers	ING Van	Van Kampen
	Mid Cap	Total	Aggressive	Kampen	Equity and
	Value	Return	Growth	Comstock	Income
Assets
Investments in mutual funds
at fair value	$ 2,772	$ 2,008	$ 174	$ 4,034	$ 192
Total assets	2,772	2,008	174	4,034	192

Liabilities
Due From Separate Account	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,772	$ 2,008	$ 174	$ 4,034	$ 192

Accumulation units outstanding:
Select*Life I	-	-	-	-	-
Select*Life Series 2000	183,433.422	189,656.940	12,873.871	316,151.018	16,747.433

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ -	$ -
Select*Life Series 2000	$ 15.11	$ 10.59	$ 13.51	$ 12.76	$ 11.49

Total number of
mutual fund shares	198,972	183,254	4,387	327,177	5,751

Cost of mutual fund shares	$ 2,551	$ 1,976	$ 164	$ 3,530	$ 178

The accompanying notes are an integral part of these financial statements.

S-11

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP	ING VP
	Allocation	Allocation	Allocation	Index Plus	Index Plus
	Balanced	Growth	Income	LargeCap	MidCap
Assets
Investments in mutual funds
at fair value	$ 20	$ 3	$ 339	$ 1,269	$ 3,049
Total assets	20	3	339	1,269	3,049

Liabilities
Due From Separate Account	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 20	$ 3	$ 339	$ 1,269	$ 3,049

Accumulation units outstanding:
Select*Life I	-	-	-	-	-
Select*Life Series 2000	1,822.470	30,809.818	285.809	110,358.783	241,788.501

Value per accumulation unit:
Select*Life I	$ -	$ -	$ -	$ -	$ -
Select*Life Series 2000	$ 10.77	$ 11.00	$ 10.50	$ 11.50	$ 12.61

Total number of
mutual fund shares	1,411	22,961	230	85,636	167,894

Cost of mutual fund shares	$ 19	$ 339	$ 3	$ 1,156	$ 2,670

The accompanying notes are an integral part of these financial statements.

S-12

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Disciplined	High Yield	International	ING VP
	SmallCap	LargeCap	Bond	Value	MagnaCap
Assets
Investments in mutual funds
at fair value	$ 1,986	$ 2,520	$ 5,420	$ 31,571	$ 2,364
Total assets	1,986	2,520	5,420	31,571	2,364

Liabilities
Due From Separate Account	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,986	$ 2,520	$ 5,420	$ 31,571	$ 2,364

Accumulation units outstanding:
Select*Life I	-	15,148.464	16,650.094	90,629.006	-
Select*Life Series 2000	151,521.892	184,206.713	464,377.502	1,422,998.137	235,461.953

Value per accumulation unit:
Select*Life I	$ -	$ 8.79	$ 10.64	$ 19.72	$ -
Select*Life Series 2000	$ 13.11	$ 12.96	$ 11.29	$ 20.93	$ 10.04

Total number of
mutual fund shares	121,199	623,880	1,709,816	2,474,181	249,108

Cost of mutual fund shares	$ 1,710	$ 1,941	$ 5,259	$ 25,239	$ 2,076

The accompanying notes are an integral part of these financial statements.

S-13

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	ING VP	ING VP		Janus Aspen	Janus Aspen
	MidCap	SmallCap	Janus Aspen	International	Mid Cap
	Opportunities	Opportunities	Growth	Growth	Growth
Assets
Investments in mutual funds
at fair value	$ 22,261	$ 22,664	$ 1,275	$ 26,555	$ 33,051
Total assets	22,261	22,664	1,275	26,555	33,051

Liabilities
Due From Separate Account	-	-	-	9	-
Total liabilities	-	-	-	9	-
Net assets	$ 22,261	$ 22,664	$ 1,275	$ 26,546	$ 33,051

Accumulation units outstanding:
Select*Life I	77,505.140	68,147.605	104,149.508	81,992.503	188,886.948
Select*Life Series 2000	3,091,106.551	768,866.846	340.077	1,598,098.360	1,874,909.130

Value per accumulation unit:
Select*Life I	$ 13.23	$ 17.12	$ 12.20	$ 14.94	$ 15.17
Select*Life Series 2000	$ 6.87	$ 27.96	$ 12.95	$ 15.85	$ 16.10

Total number of
mutual fund shares	3,245,087	1,393,863	63,529	976,999	1,279,081

Cost of mutual fund shares	$ 20,824	$ 17,887	$ 1,184	$ 20,858	$ 22,992

The accompanying notes are an integral part of these financial statements.

S-14

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

		Neuberger		Neuberger
	Janus Aspen	Berman AMT	Neuberger	Berman AMT
	Worldwide	Limited	Berman AMT	Socially	OpCap
	Growth	Maturity Bond	Partners	Responsive	Equity
Assets
Investments in mutual funds
at fair value	$ 42,931	$ 14,439	$ 738	$ 1,443	$ 5,923
Total assets	42,931	14,439	738	1,443	5,923

Liabilities
Due From Separate Account	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 42,931	$ 14,439	$ 738	$ 1,443	$ 5,923

Accumulation units outstanding:
Select*Life I	255,222.106	50,627.765	56,563.665	-	29,046.538
Select*Life Series 2000	3,011,798.333	1,004,715.160	220.392	108,988.897	388,003.506

Value per accumulation unit:
Select*Life I	$ 12.44	$ 12.93	$ 12.99	$ -	$ 13.43
Select*Life Series 2000	$ 13.20	$ 13.72	$ 13.78	$ 13.24	$ 14.26

Total number of
mutual fund shares	1,603,088	1,126,311	40,273	103,146	164,528

Cost of mutual fund shares	$ 34,911	$ 15,181	$ 632	$ 1,100	$ 4,787

The accompanying notes are an integral part of these financial statements.

S-15

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	OpCap			Pioneer	Pioneer
	Global	OpCap	OpCap	MidCap	SmallCap
	Equity	Managed	Small Cap	Value	Value
Assets
Investments in mutual funds
at fair value	$ 5,381	$ 14,195	$ 28,312	$ 2,641	$ 1,751
Total assets	5,381	14,195	28,312	2,641	1,751

Liabilities
Due From Separate Account	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 5,381	$ 14,195	$ 28,312	$ 2,641	$ 1,751

Accumulation units outstanding:
Select*Life I	31,555.501	82,615.531	90,448.254	-	-
Select*Life Series 2000	327,781.595	982,217.924	1,416,745.570	187,868.919	141,347.942

Value per accumulation unit:
Select*Life I	$ 14.18	$ 12.62	$ 17.76	$ -	$ -
Select*Life Series 2000	$ 15.05	$ 13.39	$ 18.85	$ 14.06	$ 12.39

Total number of
mutual fund shares	342,058	332,191	783,182	107,071	116,598

Cost of mutual fund shares	$ 4,630	$ 11,554	$ 20,367	$ 2,202	$ 1,407

The accompanying notes are an integral part of these financial statements.

S-16

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	Putnam VT	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Diversified	Growth and	International	New	Small Cap
	Income	Income	Growth	Opportunities	Value
Assets
Investments in mutual funds
at fair value	$ 1,043	$ 45,340	$ 1,092	$ 35,971	$ 9,552
Total assets	1,043	45,340	1,092	35,971	9,552

Liabilities
Due From Separate Account	-	9	-	-	-
Total liabilities	-	9	-	-	-
Net assets	$ 1,043	$ 45,331	$ 1,092	$ 35,971	$ 9,552

Accumulation units outstanding:
Select*Life I	1,795.141	81,218.605	-	-	-
Select*Life Series 2000	52,031.753	1,517,024.736	101,524.164	1,763,262.696	557,589.550

Value per accumulation unit:
Select*Life I	$ 18.52	$ 26.66	$ -	$ -	$ -
Select*Life Series 2000	$ 19.40	$ 28.46	$ 10.76	$ 20.40	$ 17.13

Total number of
mutual fund shares	112,477	1,771,778	73,811	2,109,710	416,188

Cost of mutual fund shares	$ 965	$ 34,482	$ 753	$ 26,505	$ 7,091

The accompanying notes are an integral part of these financial statements.

S-17

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2004
(Dollars in thousands, except for unit data)

	Putnam VT
	Utilities
	Growth and	Putnam VT
	Income	Voyager
Assets
Investments in mutual funds
at fair value	$ 1,319	$ 81,674
Total assets	1,319	81,674

Liabilities
Due From Separate Account	-	7
Total liabilities	-	7
Net assets	$ 1,319	$ 81,667

Accumulation units outstanding:
Select*Life I	4,140.133	187,635.950
Select*Life Series 2000	55,923.831	3,035,545.297

Value per accumulation unit:
Select*Life I	$ 21.08	$ 24.20
Select*Life Series 2000	$ 22.03	$ 25.41

Total number of
mutual fund shares	97,077	2,984,070

Cost of mutual fund shares	$ 929	$ 65,545

The accompanying notes are an integral part of these financial statements.

S-18
ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	AIM V.I.		Alger	Alger	Alger
	Dent	Alger	American	American	American
	Demographic	American	Leveraged	MidCap	Small
	Trends	Growth	AllCap	Growth	Capitalization
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	40	349	36	261	33
Total expenses	40	349	36	261	33
Net investment income (loss)	(40)	(349)	(36)	(261)	(33)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	277	(387)	291	1,770	1,251
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	277	(387)	291	1,770	1,251
Net unrealized appreciation
(depreciation) of investments	229	2,900	100	2,949	(523)
Net increase (decrease) in net assets
resulting from operations	$ 466	$ 2,164	$ 355	$ 4,458	$ 695

The accompanying notes are an integral part of these financial statements.

S-19

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		American		Fidelity®	Fidelity®
	American	Growth-	American	VIP	VIP Equity-
	Growth	Income	International	Contrafund®	Income
Net investment income (loss)
Income:
Dividends	$ 22	$ 87	$ 105	$ 310	$ 1,764
Total investment income	22	87	105	310	1,764
Expenses:
Mortality and expense risk and
other charges	53	39	29	755	921
Total expenses	53	39	29	755	921
Net investment income (loss)	(31)	48	76	(445)	843

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	48	32	2,106	9,653
Capital gains distributions	-	-	-	-	421
Total realized gain (loss) on investments
and capital gains distributions	48	48	32	2,106	10,074
Net unrealized appreciation
(depreciation) of investments	1,297	698	1,017	11,573	1,038
Net increase (decrease) in net assets
resulting from operations	$ 1,314	$ 794	$ 1,125	$ 13,234	$ 11,955

The accompanying notes are an integral part of these financial statements.

S-20

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

				Fidelity®
			Fidelity®	VIP
	Fidelity®	Fidelity® VIP	VIP Asset	Investment	Fidelity® VIP
	VIP Growth	High Income	ManagerSM	Grade Bond	Index 500
Net investment income (loss)
Income:
Dividends	$ 326	$ 1,559	$ 457	$ 921	$ 1,193
Total investment income	326	1,559	457	921	1,193
Expenses:
Mortality and expense risk and
other charges	971	148	127	155	369
Total expenses	971	148	127	155	369
Net investment income (loss)	(645)	1,411	330	766	824

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(507)	(266)	(459)	(146)	15,667
Capital gains distributions	-	-	-	662	-
Total realized gain (loss) on investments
and capital gains distributions	(507)	(266)	(459)	516	15,667
Net unrealized appreciation
(depreciation) of investments	4,009	480	827	(457)	(13,851)
Net increase (decrease) in net assets
resulting from operations	$ 2,857	$ 1,625	$ 698	$ 825	$ 2,640

The accompanying notes are an integral part of these financial statements.

S-21

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	Fidelity®			ING AIM
	VIP Money	Fidelity®	ING VP	Capital Mid-	ING Hard
	Market	VIP Overseas	Bond	Cap Growth	Assets
Net investment income (loss)
Income:
Dividends	$ 302	$ 112	$ 152	$ -	$ 7
Total investment income	302	112	152	-	7
Expenses:
Mortality and expense risk and
other charges	232	76	11	1	2
Total expenses	232	76	11	1	2
Net investment income (loss)	70	36	141	(1)	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	141	(5)	1	2
Capital gains distributions	-	-	74	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	141	69	1	2
Net unrealized appreciation
(depreciation) of investments	-	947	(138)	22	37
Net increase (decrease) in net assets
resulting from operations	$ 70	$ 1,124	$ 72	$ 22	$ 44

The accompanying notes are an integral part of these financial statements.

S-22

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

					ING Liquid
		ING			Assets
		JPMorgan		ING Limited	Portfolio -
	ING	Small Cap	ING Legg	Maturity	Institutional
	International	Equity	Mason Value	Bond	Shares
Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ 3	$ 27	$ 350
Total investment income	3	-	3	27	350
Expenses:
Mortality and expense risk and
other charges	1	34	2	2	177
Total expenses	1	34	2	2	177
Net investment income (loss)	2	(34)	1	25	173

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	5	-	(1)	-
Capital gains distributions	-	11	-	4	-
Total realized gain (loss) on investments
and capital gains distributions	13	16	-	3	-
Net unrealized appreciation
(depreciation) of investments	26	1,488	124	(26)	-
Net increase (decrease) in net assets
resulting from operations	$ 41	$ 1,470	$ 125	$ 2	$ 173

The accompanying notes are an integral part of these financial statements.

S-23

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING
	Liquid Assets
	Portfolio -		ING	ING MFS®	ING MFS®
	Service	ING Marsico	Mercury	Mid-Cap	Total
	Shares	Growth	Focus Value	Growth	Return
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 43	$ -	$ 20
Total investment income	-	-	43	-	20
Expenses:
Mortality and expense risk and
other charges	1	12	46	14	3
Total expenses	1	12	46	14	3
Net investment income (loss)	(1)	(12)	(3)	(14)	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	25	(18)	24	16
Capital gains distributions	-	-	518	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	25	500	24	16
Net unrealized appreciation
(depreciation) of investments	-	218	221	317	41
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ 231	$ 718	$ 327	$ 74

The accompanying notes are an integral part of these financial statements.

S-24

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING Salomon		ING T. Rowe	ING T. Rowe	ING
	Brothers	ING Stock	Price Capital	Price Equity	Van Kampen
	Investors	Index	Appreciation	Income	Equity Growth
Net investment income (loss)
Income:
Dividends	$ 2	$ 1,000	$ 205	$ 23	$ 2
Total investment income	2	1,000	205	23	2
Expenses:
Mortality and expense risk and
other charges	2	330	88	8	70
Total expenses	2	330	88	8	70
Net investment income (loss)	-	670	117	15	(68)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(17)	461	28	(55)
Capital gains distributions	-	261	119	14	103
Total realized gain (loss) on investments
and capital gains distributions	8	244	580	42	48
Net unrealized appreciation
(depreciation) of investments	11	5,378	1,534	197	1,032
Net increase (decrease) in net assets
resulting from operations	$ 19	$ 6,292	$ 2,231	$ 254	$ 1,012

The accompanying notes are an integral part of these financial statements.

S-25

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		ING	ING	ING Salomon
	ING Van	JPMorgan	PIMCO	Brothers	ING Van
	Kampen	Mid Cap	Total	Aggressive	Kampen
	Real Estate	Value	Return	Growth	Comstock
Net investment income (loss)
Income:
Dividends	$ 52	$ 8	$ -	$ -	$ -
Total investment income	52	8	-	-	-
Expenses:
Mortality and expense risk and
other charges	9	8	8	1	14
Total expenses	9	8	8	1	14
Net investment income (loss)	43	-	(8)	(1)	(14)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	57	8	(2)	7	11
Capital gains distributions	30	78	14	-	12
Total realized gain (loss) on investments
and capital gains distributions	87	86	12	7	23
Net unrealized appreciation
(depreciation) of investments	559	208	46	2	422
Net increase (decrease) in net assets
resulting from operations	$ 689	$ 294	$ 50	$ 8	$ 431

The accompanying notes are an integral part of these financial statements.

S-26

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING	ING VP	ING VP	ING VP
	Van Kampen	Strategic	Strategic	Strategic	ING VP
	Equity &	Allocation	Allocation	Allocation	Index Plus
	Income	Balanced	Growth	Income	LargeCap
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ -	$ -	$ 9
Total investment income	1	-	-	-	9
Expenses:
Mortality and expense risk and
other charges	1	-	-	-	3
Total expenses	1	-	-	-	3
Net investment income (loss)	-	-	-	-	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	-	-	-	8
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	-	-	-	8
Net unrealized appreciation
(depreciation) of investments	11	-	-	-	84
Net increase (decrease) in net assets
resulting from operations	$ 15	$ -	$ -	$ -	$ 98

The accompanying notes are an integral part of these financial statements.

S-27

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Disciplined	Growth	Growth
	MidCap	SmallCap	LargeCap	Opportunities	+ Value
Net investment income (loss)
Income:
Dividends	$ 7	$ 1	$ 28	$ -	$ -
Total investment income	7	1	28	-	-
Expenses:
Mortality and expense risk and
other charges	9	6	34	5	33
Total expenses	9	6	34	5	33
Net investment income (loss)	(2)	(5)	(6)	(5)	(33)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	5	51	502	3,743
Capital gains distributions	-	6	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	11	11	51	502	3,743
Net unrealized appreciation
(depreciation) of investments	335	260	188	(380)	(3,165)
Net increase (decrease) in net assets
resulting from operations	$ 344	$ 266	$ 233	$ 117	$ 545

The accompanying notes are an integral part of these financial statements.

S-28

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

	ING VP	ING VP		ING VP	ING VP
	High Yield	International	ING VP	MidCap	SmallCap
	Bond	Value	MagnaCap	Opportunities	Opportunities
Net investment income (loss)
Income:
Dividends	$ 266	$ 358	$ 34	$ -	$ -
Total investment income	266	358	34	-	-
Expenses:
Mortality and expense risk and
other charges	28	194	14	117	147
Total expenses	28	194	14	117	147
Net investment income (loss)	238	164	20	(117)	(147)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	1,013	45	412	1,251
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	40	1,013	45	412	1,251
Net unrealized appreciation
(depreciation) of investments	25	3,210	115	1,017	811
Net increase (decrease) in net assets
resulting from operations	$ 303	$ 4,387	$ 180	$ 1,312	$ 1,915

The accompanying notes are an integral part of these financial statements.

S-29

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

					Neuberger
		Janus Aspen	Janus Aspen	Janus Aspen	Berman AMT
	Janus Aspen	International	Mid Cap	Worldwide	Limited
	Growth	Growth	Growth	Growth	Maturity Bond
Net investment income (loss)
Income:
Dividends	$ 2	$ 220	$ -	$ 433	$ 518
Total investment income	2	220	-	433	518
Expenses:
Mortality and expense risk and
other charges	81	161	197	310	72
Total expenses	81	161	197	310	72
Net investment income (loss)	(79)	59	(197)	123	446

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,268	960	747	1,832	(71)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	4,268	960	747	1,832	(71)
Net unrealized appreciation
(depreciation) of investments	(3,903)	3,102	5,059	(344)	(336)
Net increase (decrease) in net assets
resulting from operations	$ 286	$ 4,121	$ 5,609	$ 1,611	$ 39

The accompanying notes are an integral part of these financial statements.

S-30

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		Neuberger
	Neuberger	Berman AMT		OpCap
	Berman AMT	Socially	OpCap	Global	OpCap
	Partners	Responsive	Equity	Equity	Managed
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 50	$ 22	$ 188
Total investment income	-	-	50	22	188
Expenses:
Mortality and expense risk and
other charges	50	7	37	34	94
Total expenses	50	7	37	34	94
Net investment income (loss)	(50)	(7)	13	(12)	94

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,563	36	173	166	168
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,563	36	173	166	168
Net unrealized appreciation
(depreciation) of investments	(900)	130	411	417	1,019
Net increase (decrease) in net assets
resulting from operations	$ 613	$ 159	$ 597	$ 571	$ 1,281

The accompanying notes are an integral part of these financial statements.

S-31

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

		Pioneer	Pioneer	Putnam VT	Putnam VT
	OpCap	MidCap	SmallCap	Diversified	Growth and
	Small Cap	Value VCT	Value VCT	Income	Income
Net investment income (loss)
Income:
Dividends	$ 10	$ 6	$ -	$ 101	$ 773
Total investment income	10	6	-	101	773
Expenses:
Mortality and expense risk and
other charges	176	9	7	9	343
Total expenses	176	9	7	9	343
Net investment income (loss)	(166)	(3)	(7)	92	430

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,030	20	52	4	1,237
Capital gains distributions	-	15	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,030	35	52	4	1,237
Net unrealized appreciation
(depreciation) of investments	3,128	348	202	(8)	2,709
Net increase (decrease) in net assets
resulting from operations	$ 3,992	$ 380	$ 247	$ 88	$ 4,376

The accompanying notes are an integral part of these financial statements.

S-32

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the year ended December 31, 2004
(Dollars in thousands)

				Putnam VT
	Putnam VT	Putnam VT	Putnam VT	Utilities
	International	New	Small Cap	Growth and	Putnam VT
	Growth	Opportunities	Value	Income	Voyager
Net investment income (loss)
Income:
Dividends	$ 18	$ -	$ 36	$ 30	$ 373
Total investment income	18	-	36	30	373
Expenses:
Mortality and expense risk and
other charges	9	275	50	8	659
Total expenses	9	275	50	8	659
Net investment income (loss)	9	(275)	(14)	22	(286)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	68	1,163	161	59	1,773
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	68	1,163	161	59	1,773
Net unrealized appreciation
(depreciation) of investments	76	2,311	1,659	158	2,009
Net increase (decrease) in net assets
resulting from operations	$ 153	$ 3,199	$ 1,806	$ 239	$ 3,496

The accompanying notes are an integral part of these financial statements.

S-33
ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	AIM V.I.		Alger	Alger
	Dent	Alger	American	American
	Demographic	American	Leveraged	MidCap
	Trends	Growth	AllCap	Growth
Net assets at January 1, 2003	$ 3,425	$ 33,851	$ 2,676	$ 16,748

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(28)	(298)	(28)	(168)
Net realized gain (loss) on investments
and capital gains distributions	(547)	(15,936)	(225)	450
Net unrealized appreciation (depreciation) of investments	1,911	28,261	1,340	8,728
Net increase (decrease) in net assets from operations	1,336	12,027	1,087	9,010
Changes from principal transactions:
Premiums	1,271	10,166	1,303	5,625
Surrenders and other withdrawals	(165)	(1,978)	(98)	(944)
Transfer payments	457	(702)	618	5,637
Policy loans	(60)	(252)	(7)	(115)
Loan collateral interest	4	53	2	21
Death benefits	(4)	(62)	(1)	(60)
Contract charges	(539)	(4,291)	(444)	(2,353)
Increase (decrease) in net assets derived from
principal transactions	964	2,934	1,373	7,811
Total increase (decrease)	2,300	14,961	2,460	16,821
Net assets at December 31, 2003	5,725	48,812	5,136	33,569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(40)	(349)	(36)	(261)
Net realized gain (loss) on investments
and capital gains distributions	277	(387)	291	1,770
Net unrealized appreciation (depreciation) of investments	229	2,900	100	2,949
Net increase (decrease) in net assets from operations	466	2,164	355	4,458
Changes from principal transactions:
Premiums	1,482	8,986	1,248	6,552
Surrenders and withdrawals	(203)	(2,388)	(191)	(1,654)
Transfer payments	(129)	(4,402)	(945)	1,826
Policy loans	(46)	(420)	(39)	(313)
Loan collateral interest	3	58	2	30
Death benefits	(10)	(174)	(3)	(88)
Contract charges	(558)	(4,024)	(434)	(2,807)
Increase (decrease) in net assets derived from
principal transactions	539	(2,364)	(362)	3,546
Total increase (decrease)	1,005	(200)	(7)	8,004
Net assets at December 31, 2004	$ 6,730	$ 48,612	$ 5,129	$ 41,573

The accompanying notes are an integral part of these financial statements.

S-34

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Alger
	American		American
	Small	American	Growth-	American
	Capitalization	Growth	Income	International
Net assets at January 1, 2003	$ 5,220	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	(1)	10	13
Net realized gain (loss) on investments
and capital gains distributions	1,110	2	5	4
Net unrealized appreciation (depreciation) of investments	1,244	166	110	123
Net increase (decrease) in net assets from operations	2,308	167	125	140
Changes from principal transactions:
Premiums	1,597	281	177	167
Surrenders and other withdrawals	(288)	(5)	-	(2)
Transfer payments	522	2,144	1,492	1,247
Policy loans	(59)	(6)	-	(3)
Loan collateral interest	10	-	-	-
Death benefits	(30)	(1)	-	-
Contract charges	(704)	(56)	(37)	(36)
Increase (decrease) in net assets derived from
principal transactions	1,048	2,357	1,632	1,373
Total increase (decrease)	3,356	2,524	1,757	1,513
Net assets at December 31, 2003	8,576	2,524	1,757	1,513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	(31)	48	76
Net realized gain (loss) on investments
and capital gains distributions	1,251	48	48	32
Net unrealized appreciation (depreciation) of investments	(523)	1,297	698	1,017
Net increase (decrease) in net assets from operations	695	1,314	794	1,125
Changes from principal transactions:
Premiums	835	3,061	2,647	1,563
Surrenders and withdrawals	(264)	(129)	(124)	(74)
Transfer payments	(8,460)	9,845	7,606	6,495
Policy loans	(57)	(34)	(17)	(25)
Loan collateral interest	14	2	1	1
Death benefits	(17)	(2)	(2)	(2)
Contract charges	(400)	(686)	(508)	(411)
Increase (decrease) in net assets derived from
principal transactions	(8,349)	12,057	9,603	7,547
Total increase (decrease)	(7,654)	13,371	10,397	8,672
Net assets at December 31, 2004	$ 922	$ 15,895	$ 12,154	$ 10,185

The accompanying notes are an integral part of these financial statements.

S-35

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Fidelity®	Fidelity®		Fidelity®
	VIP	VIP Equity-	Fidelity®	VIP High
	Contrafund®	Income	VIP Growth	Income
Net assets at January 1, 2003	$ 63,546	$ 83,106	$ 99,310	$ 13,890

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(275)	854	(601)	981
Net realized gain (loss) on investments
and capital gains distributions	(12,708)	(13,909)	(37,095)	2,840
Net unrealized appreciation (depreciation) of investments	31,389	38,298	68,511	514
Net increase (decrease) in net assets from operations	18,406	25,243	30,815	4,335
Changes from principal transactions:
Premiums	11,779	11,631	14,589	2,129
Surrenders and other withdrawals	(3,733)	(4,776)	(6,185)	(839)
Transfer payments	5,524	5,929	(2,199)	1,527
Policy loans	(484)	(608)	(1,135)	(158)
Loan collateral interest	78	292	482	58
Death benefits	(113)	(354)	(245)	(81)
Contract charges	(6,245)	(7,025)	(8,620)	(1,492)
Increase (decrease) in net assets derived from
principal transactions	6,806	5,089	(3,313)	1,144
Total increase (decrease)	25,212	30,332	27,502	5,479
Net assets at December 31, 2003	88,758	113,438	126,812	19,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(445)	843	(645)	1,411
Net realized gain (loss) on investments
and capital gains distributions	2,106	10,074	(507)	(266)
Net unrealized appreciation (depreciation) of investments	11,573	1,038	4,009	480
Net increase (decrease) in net assets from operations	13,234	11,955	2,857	1,625
Changes from principal transactions:
Premiums	12,179	11,752	13,109	2,096
Surrenders and withdrawals	(5,144)	(6,199)	(7,138)	(1,184)
Transfer payments	3,071	1,453	(3,750)	(642)
Policy loans	(966)	(1,466)	(1,582)	(194)
Loan collateral interest	95	284	471	65
Death benefits	(376)	(456)	(340)	(57)
Contract charges	(6,639)	(7,441)	(8,241)	(1,484)
Increase (decrease) in net assets derived from
principal transactions	2,220	(2,073)	(7,471)	(1,400)
Total increase (decrease)	15,454	9,882	(4,614)	225
Net assets at December 31, 2004	$ 104,212	$ 123,320	$ 122,198	$ 19,594

The accompanying notes are an integral part of these financial statements.

S-36

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		Fidelity®
	Fidelity®	VIP	Fidelity®	Fidelity®
	VIP Asset	Investment	VIP	VIP Money
	ManagerSM	Grade Bond	Index 500	Market
Net assets at January 1, 2003	$ 17,370	$ 20,365	$ 67,202	$ 69,344

Increase (decrease) in net assets
Operations:
Net investment income (loss)	501	653	513	173
Net realized gain (loss) on investments
and capital gains distributions	(2,864)	914	(17,087)	-
Net unrealized appreciation (depreciation) of investments	5,037	(640)	35,701	-
Net increase (decrease) in net assets from operations	2,674	927	19,127	173
Changes from principal transactions:
Premiums	5	4,169	16,175	26,287
Surrenders and other withdrawals	(1,059)	(1,681)	(4,526)	(4,767)
Transfer payments	(316)	1,176	887	(23,735)
Policy loans	(153)	(126)	(60)	(922)
Loan collateral interest	-	50	156	245
Death benefits	(110)	(118)	(162)	(410)
Contract charges	(1,091)	(2,140)	(7,905)	(6,359)
Increase (decrease) in net assets derived from
principal transactions	(2,724)	1,330	4,565	(9,661)
Total increase (decrease)	(50)	2,257	23,692	(9,488)
Net assets at December 31, 2003	17,320	22,622	90,894	59,856

Increase (decrease) in net assets
Operations:
Net investment income (loss)	330	766	824	70
Net realized gain (loss) on investments
and capital gains distributions	(459)	516	15,667	-
Net unrealized appreciation (depreciation) of investments	827	(457)	(13,851)	-
Net increase (decrease) in net assets from operations	698	825	2,640	70
Changes from principal transactions:
Premiums	-	3,620	8,086	14,512
Surrenders and withdrawals	(1,199)	(1,177)	(2,664)	(2,701)
Transfer payments	(579)	(428)	(86,881)	(63,182)
Policy loans	(164)	(189)	(434)	(337)
Loan collateral interest	-	29	97	173
Death benefits	(53)	(77)	(126)	(61)
Contract charges	(948)	(1,865)	(4,054)	(2,783)
Increase (decrease) in net assets derived from
principal transactions	(2,943)	(87)	(85,976)	(54,379)
Total increase (decrease)	(2,245)	738	(83,336)	(54,309)
Net assets at December 31, 2004	$ 15,075	$ 23,360	$ 7,558	$ 5,547

The accompanying notes are an integral part of these financial statements.

S-37

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			ING AIM
	Fidelity®	ING VP	Capital Mid-	ING Hard
	VIP Overseas	Bond	Cap Growth	Assets
Net assets at January 1, 2003	$ 8,400	$ 281	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	7	-	-
Net realized gain (loss) on investments
and capital gains distributions	(4,718)	(3)	(11)	2
Net unrealized appreciation (depreciation) of investments	7,840	32	4	8
Net increase (decrease) in net assets from operations	3,124	36	(7)	10
Changes from principal transactions:
Premiums	3	503	18	1
Surrenders and other withdrawals	(489)	(11)	-	-
Transfer payments	(414)	568	82	94
Policy loans	(95)	(19)	-	-
Loan collateral interest	-	-	-	-
Death benefits	(47)	-	-	-
Contract charges	(526)	(152)	(2)	(1)
Increase (decrease) in net assets derived from
principal transactions	(1,568)	889	98	94
Total increase (decrease)	1,556	925	91	104
Net assets at December 31, 2003	9,956	1,206	91	104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	141	(1)	5
Net realized gain (loss) on investments
and capital gains distributions	141	69	1	2
Net unrealized appreciation (depreciation) of investments	947	(138)	22	37
Net increase (decrease) in net assets from operations	1,124	72	22	44
Changes from principal transactions:
Premiums	(2)	743	129	139
Surrenders and withdrawals	(445)	(76)	(8)	(2)
Transfer payments	(280)	800	160	541
Policy loans	(109)	-	-	(2)
Loan collateral interest	-	1	-	-
Death benefits	(11)	-	-	-
Contract charges	(507)	(248)	(25)	(41)
Increase (decrease) in net assets derived from
principal transactions	(1,354)	1,220	256	635
Total increase (decrease)	(230)	1,292	278	679
Net assets at December 31, 2004	$ 9,726	$ 2,498	$ 369	$ 783

The accompanying notes are an integral part of these financial statements.

S-38

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		ING
		JPMorgan	ING	ING Limited
	ING	Small Cap	Legg Mason	Maturity
	International	Equity	Value	Bond
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	1
Net realized gain (loss) on investments
and capital gains distributions	(2)	-	-	-
Net unrealized appreciation (depreciation) of investments	7	-	-	(1)
Net increase (decrease) in net assets from operations	5	-	-	-
Changes from principal transactions:
Premiums	13	-	-	40
Surrenders and other withdrawals	-	-	-	-
Transfer payments	81	-	-	81
Policy loans	-	-	-	1
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	(2)	-	-	(3)
Increase (decrease) in net assets derived from
principal transactions	92	-	-	119
Total increase (decrease)	97	-	-	119
Net assets at December 31, 2003	97	-	-	119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(34)	1	25
Net realized gain (loss) on investments
and capital gains distributions	13	16	-	3
Net unrealized appreciation (depreciation) of investments	26	1,488	124	(26)
Net increase (decrease) in net assets from operations	41	1,470	125	2
Changes from principal transactions:
Premiums	76	898	69	94
Surrenders and withdrawals	(1)	(224)	-	(69)
Transfer payments	139	9,713	996	406
Policy loans	-	(32)	-	-
Loan collateral interest	-	4	-	-
Death benefits	-	(1)	-	-
Contract charges	(21)	(426)	(21)	(28)
Increase (decrease) in net assets derived from
principal transactions	193	9,932	1,044	403
Total increase (decrease)	234	11,402	1,169	405
Net assets at December 31, 2004	$ 331	$ 11,402	$ 1,169	$ 524

The accompanying notes are an integral part of these financial statements.

S-39

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)
	ING	ING
	Liquid Assets	Liquid Assets		ING
	Portfolio -	Portfolio -
	Institutional	Service	ING Marsico	Mercury
	Shares	Shares	Growth	Focus Value
Net assets at January 1, 2003	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	2	-
Net unrealized appreciation (depreciation) of investments	-	-	48	-
Net increase (decrease) in net assets from operations	-	-	49	-
Changes from principal transactions:
Premiums	-	8	131	-
Surrenders and other withdrawals	-	-	(12)	-
Transfer payments	-	37	835	-
Policy loans	-	-	(5)	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	-	(2)	(17)	-
Increase (decrease) in net assets derived from
principal transactions	-	43	932	-
Total increase (decrease)	-	43	981	-
Net assets at December 31, 2003	-	43	981	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	173	(1)	(12)	(3)
Net realized gain (loss) on investments
and capital gains distributions	-	-	25	500
Net unrealized appreciation (depreciation) of investments	-	-	218	221
Net increase (decrease) in net assets from operations	173	(1)	231	718
Changes from principal transactions:
Premiums	11,749	38	582	878
Surrenders and withdrawals	(1,902)	-	(11)	(231)
Transfer payments	37,653	(73)	706	11,456
Policy loans	(49)	-	(4)	(56)
Loan collateral interest	56	-	-	3
Death benefits	(18)	-	-	(28)
Contract charges	(2,250)	(7)	(116)	(469)
Increase (decrease) in net assets derived from
principal transactions	45,239	(42)	1,157	11,553
Total increase (decrease)	45,412	(43)	1,388	12,271
Net assets at December 31, 2004	$ 45,412	$ -	$ 2,369	$ 12,271
The accompanying notes are an integral part of these financial statements.

S-40

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING MFS®	ING MFS®	ING Salomon
	Mid-Cap	Total	Brothers	ING Stock
	Growth	Return	Investors	Index
Net assets at January 1, 2003	$ 690	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	1	-	-
Net realized gain (loss) on investments
and capital gains distributions	314	3	-	-
Net unrealized appreciation (depreciation) of investments	61	9	6	-
Net increase (decrease) in net assets from operations	367	13	6	-
Changes from principal transactions:
Premiums	418	48	25	-
Surrenders and other withdrawals	(51)	(12)	-	-
Transfer payments	417	165	49	-
Policy loans	(8)	(1)	-	-
Loan collateral interest	-	-	-	-
Death benefits	(1)	-	-	-
Contract charges	(145)	(9)	(4)	-
Increase (decrease) in net assets derived from
principal transactions	630	191	70	-
Total increase (decrease)	997	204	76	-
Net assets at December 31, 2003	1,687	204	76	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	17	-	670
Net realized gain (loss) on investments
and capital gains distributions	24	16	8	244
Net unrealized appreciation (depreciation) of investments	317	41	11	5,378
Net increase (decrease) in net assets from operations	327	74	19	6,292
Changes from principal transactions:
Premiums	632	304	96	8,496
Surrenders and withdrawals	(85)	(77)	(1)	(2,134)
Transfer payments	545	617	127	84,718
Policy loans	(17)	(1)	-	(416)
Loan collateral interest	1	-	-	42
Death benefits	-	-	-	(130)
Contract charges	(231)	(70)	(21)	(3,987)
Increase (decrease) in net assets derived from
principal transactions	845	773	201	86,589
Total increase (decrease)	1,172	847	220	92,881
Net assets at December 31, 2004	$ 2,859	$ 1,051	$ 296	$ 92,881

The accompanying notes are an integral part of these financial statements.

S-41

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING	ING Van
	Price Capital	Price Equity	Van Kampen	Kampen
	Appreciation	Income	Equity Growth	Real Estate
Net assets at January 1, 2003	$ 5,405	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	-	-	1
Net realized gain (loss) on investments
and capital gains distributions	327	4	-	5
Net unrealized appreciation (depreciation) of investments	1,473	27	-	24
Net increase (decrease) in net assets from operations	1,794	31	-	30
Changes from principal transactions:
Premiums	1,998	45	-	99
Surrenders and other withdrawals	(815)	-	-	(5)
Transfer payments	1,889	328	-	318
Policy loans	315	-	-	-
Loan collateral interest	7	-	-	-
Death benefits	(110)	-	-	-
Contract charges	(789)	(11)	-	(10)
Increase (decrease) in net assets derived from
principal transactions	2,495	362	-	402
Total increase (decrease)	4,289	393	-	432
Net assets at December 31, 2003	9,694	393	-	432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	117	15	(68)	43
Net realized gain (loss) on investments
and capital gains distributions	580	42	48	87
Net unrealized appreciation (depreciation) of investments	1,534	197	1,032	559
Net increase (decrease) in net assets from operations	2,231	254	1,012	689
Changes from principal transactions:
Premiums	2,757	460	1,876	540
Surrenders and withdrawals	(453)	(21)	(617)	(15)
Transfer payments	5,698	2,139	20,926	2,671
Policy loans	(85)	(5)	(128)	(8)
Loan collateral interest	8	-	7	1
Death benefits	(18)	-	(22)	-
Contract charges	(1,157)	(199)	(1,029)	(164)
Increase (decrease) in net assets derived from
principal transactions	6,750	2,374	21,013	3,025
Total increase (decrease)	8,981	2,628	22,025	3,714
Net assets at December 31, 2004	$ 18,675	$ 3,021	$ 22,025	$ 4,146

The accompanying notes are an integral part of these financial statements.

S-42

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)
	ING	ING	ING Salomon
	JPMorgan	PIMCO	Brothers	ING Van
	Mid Cap	Total	Aggressive	Kampen
	Value	Return	Growth	Comstock
Net assets at January 1, 2003	$ -	$ -	$ -	$ 225

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	19	-	6
Net realized gain (loss) on investments
and capital gains distributions	16	3	1	117
Net unrealized appreciation (depreciation) of investments	12	(14)	8	74
Net increase (decrease) in net assets from operations	29	8	9	197
Changes from principal transactions:
Premiums	87	146	3	422
Surrenders and other withdrawals	-	-	-	(5)
Transfer payments	284	625	77	662
Policy loans	-	-	-	(7)
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	(17)	(22)	(4)	(84)
Increase (decrease) in net assets derived from
principal transactions	354	749	76	988
Total increase (decrease)	383	757	85	1,185
Net assets at December 31, 2003	383	757	85	1,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(8)	(1)	(14)
Net realized gain (loss) on investments
and capital gains distributions	86	12	7	23
Net unrealized appreciation (depreciation) of investments	208	46	2	422
Net increase (decrease) in net assets from operations	294	50	8	431
Changes from principal transactions:
Premiums	606	565	76	880
Surrenders and withdrawals	(43)	(11)	(1)	(55)
Transfer payments	1,710	793	26	1,595
Policy loans	(2)	(1)	(2)	(6)
Loan collateral interest	-	-	-	-
Death benefits	(1)	(1)	-	-
Contract charges	(175)	(144)	(18)	(221)
Increase (decrease) in net assets derived from
principal transactions	2,095	1,201	81	2,193
Total increase (decrease)	2,389	1,251	89	2,624
Net assets at December 31, 2004	$ 2,772	$ 2,008	$ 174	$ 4,034
The accompanying notes are an integral part of these financial statements.

S-43

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)
	ING	ING VP	ING VP	ING VP
	Van Kampen	Strategic	Strategic	Strategic
	Equity and	Allocation	Allocation	Allocation
	Income	Balanced	Growth	Income
Net assets at January 1, 2003	$ 7	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	5	-	-	-
Net increase (decrease) in net assets from operations	5	-	-	-
Changes from principal transactions:
Premiums	6	-	-	-
Surrenders and other withdrawals	-	-	-	-
Transfer payments	22	-	-	-
Policy loans	-	-	-	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	(3)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	25	-	-	-
Total increase (decrease)	30	-	-	-
Net assets at December 31, 2003	37	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	4	-	-	-
Net unrealized appreciation (depreciation) of investments	11	-	-	-
Net increase (decrease) in net assets from operations	15	-	-	-
Changes from principal transactions:
Premiums	62	-	-	1
Surrenders and withdrawals	-	-	-	-
Transfer payments	92	20	3	338
Policy loans	-	-	-	-
Loan collateral interest	-	-	-	-
Death benefits	-	-	-	-
Contract charges	(14)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	140	20	3	339
Total increase (decrease)	155	20	3	339
Net assets at December 31, 2004	$ 192	$ 20	$ 3	$ 339
The accompanying notes are an integral part of these financial statements.

S-44

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	Disciplined
	LargeCap	MidCap	SmallCap	LargeCap
Net assets at January 1, 2003	$ 37	$ 105	$ 80	$ 1,811

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(2)	1
Net realized gain (loss) on investments
and capital gains distributions	70	128	83	(453)
Net unrealized appreciation (depreciation) of investments	29	45	19	885
Net increase (decrease) in net assets from operations	99	172	100	433
Changes from principal transactions:
Premiums	87	239	104	426
Surrenders and other withdrawals	-	(9)	(5)	(94)
Transfer payments	198	679	342	(128)
Policy loans	-	(4)	-	(3)
Loan collateral interest	-	-	-	2
Death benefits	-	-	-	(2)
Contract charges	(22)	(64)	(33)	(197)
Increase (decrease) in net assets derived from
principal transactions	263	841	408	4
Total increase (decrease)	362	1,013	508	437
Net assets at December 31, 2003	399	1,118	588	2,248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(2)	(5)	(6)
Net realized gain (loss) on investments
and capital gains distributions	8	11	11	51
Net unrealized appreciation (depreciation) of investments	84	335	260	188
Net increase (decrease) in net assets from operations	98	344	266	233
Changes from principal transactions:
Premiums	290	642	425	353
Surrenders and withdrawals	(33)	(36)	(12)	(105)
Transfer payments	598	1,189	864	7
Policy loans	-	(5)	(6)	(22)
Loan collateral interest	-	-	-	2
Death benefits	-	(1)	-	(4)
Contract charges	(83)	(202)	(139)	(192)
Increase (decrease) in net assets derived from
principal transactions	772	1,587	1,132	39
Total increase (decrease)	870	1,931	1,398	272
Net assets at December 31, 2004	$ 1,269	$ 3,049	$ 1,986	$ 2,520
The accompanying notes are an integral part of these financial statements.

S-45

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Growth	Growth	High Yield	International
	Opportunities	+ Value	Bond	Value
Net assets at January 1, 2003	$ 2,005	$ 12,837	$ 1,744	$ 11,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	(100)	165	102
Net realized gain (loss) on investments
and capital gains distributions	(292)	(6,817)	(56)	1,397
Net unrealized appreciation (depreciation) of investments	973	11,484	277	3,246
Net increase (decrease) in net assets from operations	667	4,567	386	4,745
Changes from principal transactions:
Premiums	915	3,856	705	4,055
Surrenders and other withdrawals	(60)	(534)	(139)	(673)
Transfer payments	(358)	(2,494)	1,735	4,781
Policy loans	(10)	(92)	(29)	(51)
Loan collateral interest	1	27	3	13
Death benefits	(3)	(18)	(24)	(17)
Contract charges	(340)	(1,690)	(313)	(1,475)
Increase (decrease) in net assets derived from
principal transactions	145	(945)	1,938	6,633
Total increase (decrease)	812	3,622	2,324	11,378
Net assets at December 31, 2003	2,817	16,459	4,068	23,334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(33)	238	164
Net realized gain (loss) on investments
and capital gains distributions	502	3,743	40	1,013
Net unrealized appreciation (depreciation) of investments	(380)	(3,165)	25	3,210
Net increase (decrease) in net assets from operations	117	545	303	4,387
Changes from principal transactions:
Premiums	251	1,017	742	4,428
Surrenders and withdrawals	(34)	(230)	(225)	(971)
Transfer payments	(3,059)	(17,251)	1,004	2,447
Policy loans	2	(61)	(72)	(193)
Loan collateral interest	1	12	3	20
Death benefits	-	(7)	(7)	(49)
Contract charges	(95)	(484)	(396)	(1,832)
Increase (decrease) in net assets derived from
principal transactions	(2,934)	(17,004)	1,049	3,850
Total increase (decrease)	(2,817)	(16,459)	1,352	8,237
Net assets at December 31, 2004	$ -	$ -	$ 5,420	$ 31,571
The accompanying notes are an integral part of these financial statements.

S-46

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

		ING VP	ING VP
	ING VP	MidCap	SmallCap	Janus Aspen
	MagnaCap	Opportunities	Opportunities	Growth
Net assets at January 1, 2003	$ 1,140	$ 1,410	$ 17,464	$ 20,311

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(11)	(140)	(131)
Net realized gain (loss) on investments
and capital gains distributions	13	(183)	(7,544)	(11,428)
Net unrealized appreciation (depreciation) of investments	388	783	13,968	17,534
Net increase (decrease) in net assets from operations	409	589	6,284	5,975
Changes from principal transactions:
Premiums	519	603	5,217	5,204
Surrenders and other withdrawals	(116)	(70)	(886)	(1,319)
Transfer payments	55	297	(3,287)	(3,154)
Policy loans	(6)	(9)	(128)	(112)
Loan collateral interest	-	1	19	25
Death benefits	(1)	(1)	(33)	(53)
Contract charges	(191)	(252)	(2,128)	(2,557)
Increase (decrease) in net assets derived from
principal transactions	260	569	(1,226)	(1,966)
Total increase (decrease)	669	1,158	5,058	4,009
Net assets at December 31, 2003	1,809	2,568	22,522	24,320

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(117)	(147)	(79)
Net realized gain (loss) on investments
and capital gains distributions	45	412	1,251	4,268
Net unrealized appreciation (depreciation) of investments	115	1,017	811	(3,903)
Net increase (decrease) in net assets from operations	180	1,312	1,915	286
Changes from principal transactions:
Premiums	477	2,972	4,030	2,200
Surrenders and withdrawals	(89)	(858)	(1,055)	(985)
Transfer payments	211	17,853	(2,707)	(23,272)
Policy loans	(19)	(118)	(171)	(139)
Loan collateral interest	-	17	20	16
Death benefits	(12)	(21)	(46)	(33)
Contract charges	(193)	(1,464)	(1,844)	(1,118)
Increase (decrease) in net assets derived from
principal transactions	375	18,381	(1,773)	(23,331)
Total increase (decrease)	555	19,693	142	(23,045)
Net assets at December 31, 2004	$ 2,364	$ 22,261	$ 22,664	$ 1,275
The accompanying notes are an integral part of these financial statements.

S-47

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)
				Neuberger
	Janus Aspen	Janus Aspen	Janus Aspen	Berman AMT
	International	Mid Cap	Worldwide	Limited
	Growth	Growth	Growth	Maturity Bond
Net assets at January 1, 2003	$ 16,100	$ 22,456	$ 39,797	$ 12,206

Increase (decrease) in net assets
Operations:
Net investment income (loss)	122	(173)	153	554
Net realized gain (loss) on investments
and capital gains distributions	3,423	(20,800)	(19,091)	340
Net unrealized appreciation (depreciation) of investments	3,051	28,658	27,658	(654)
Net increase (decrease) in net assets from operations	6,596	7,685	8,720	240
Changes from principal transactions:
Premiums	4,173	6,867	9,347	3,175
Surrenders and other withdrawals	(836)	(1,170)	(2,100)	(1,339)
Transfer payments	(769)	(2,390)	(6,404)	1,511
Policy loans	(54)	(167)	(217)	53
Loan collateral interest	30	52	78	13
Death benefits	(32)	(35)	(48)	(27)
Contract charges	(1,874)	(3,277)	(4,032)	(1,373)
Increase (decrease) in net assets derived from
principal transactions	638	(120)	(3,376)	2,013
Total increase (decrease)	7,234	7,565	5,344	2,253
Net assets at December 31, 2003	23,334	30,021	45,141	14,459

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	(197)	123	446
Net realized gain (loss) on investments
and capital gains distributions	960	747	1,832	(71)
Net unrealized appreciation (depreciation) of investments	3,102	5,059	(344)	(336)
Net increase (decrease) in net assets from operations	4,121	5,609	1,611	39
Changes from principal transactions:
Premiums	3,636	5,471	7,458	2,492
Surrenders and withdrawals	(1,143)	(2,115)	(2,362)	(709)
Transfer payments	(1,123)	(2,509)	(4,933)	(552)
Policy loans	(396)	(426)	(469)	(98)
Loan collateral interest	29	56	75	9
Death benefits	(53)	(65)	(107)	(46)
Contract charges	(1,859)	(2,991)	(3,483)	(1,155)
Increase (decrease) in net assets derived from
principal transactions	(909)	(2,579)	(3,821)	(59)
Total increase (decrease)	3,212	3,030	(2,210)	(20)
Net assets at December 31, 2004	$ 26,546	$ 33,051	$ 42,931	$ 14,439
The accompanying notes are an integral part of these financial statements.

S-48

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)
		Neuberger
	Neuberger	Berman AMT
	Berman AMT	Socially	OpCap	OpCap Global
	Partners	Responsive	Equity	Equity
Net assets at January 1, 2003	$ 8,029	$ 698	$ 3,984	$ 1,619

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(74)	(5)	27	(4)
Net realized gain (loss) on investments
and capital gains distributions	438	(6)	(137)	374
Net unrealized appreciation (depreciation) of investments	2,392	289	1,224	337
Net increase (decrease) in net assets from operations	2,756	278	1,114	707
Changes from principal transactions:
Premiums	1,796	287	1,086	517
Surrenders and other withdrawals	(591)	(72)	(174)	(34)
Transfer payments	487	115	(323)	1,182
Policy loans	(49)	(5)	21	(56)
Loan collateral interest	8	-	2	6
Death benefits	(5)	-	(11)	-
Contract charges	(860)	(120)	(460)	(230)
Increase (decrease) in net assets derived from
principal transactions	786	205	141	1,385
Total increase (decrease)	3,542	483	1,255	2,092
Net assets at December 31, 2003	11,571	1,181	5,239	3,711

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(7)	13	(12)
Net realized gain (loss) on investments
and capital gains distributions	1,563	36	173	166
Net unrealized appreciation (depreciation) of investments	(900)	130	411	417
Net increase (decrease) in net assets from operations	613	159	597	571
Changes from principal transactions:
Premiums	874	277	970	843
Surrenders and withdrawals	(357)	(55)	(319)	(220)
Transfer payments	(11,460)	39	(48)	909
Policy loans	(38)	-	(51)	(61)
Loan collateral interest	10	1	1	9
Death benefits	(9)	(35)	(16)	(35)
Contract charges	(466)	(124)	(450)	(346)
Increase (decrease) in net assets derived from
principal transactions	(11,446)	103	87	1,099
Total increase (decrease)	(10,833)	262	684	1,670
Net assets at December 31, 2004	$ 738	$ 1,443	$ 5,923	$ 5,381
The accompanying notes are an integral part of these financial statements.

S-49

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

			Pioneer	Pioneer
	OpCap	OpCap	MidCap	SmallCap
	Managed	Small Cap	Value VCT	Value VCT
Net assets at January 1, 2003	$ 8,519	$ 12,019	$ 1,145	$ 140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	89	(103)	(2)	(2)
Net realized gain (loss) on investments
and capital gains distributions	(1,361)	(1,940)	135	2
Net unrealized appreciation (depreciation) of investments	3,280	7,643	94	141
Net increase (decrease) in net assets from operations	2,008	5,600	227	141
Changes from principal transactions:
Premiums	2,109	2,958	280	232
Surrenders and other withdrawals	(325)	(584)	(2)	(10)
Transfer payments	1,136	2,768	(561)	294
Policy loans	193	(71)	(2)	(5)
Loan collateral interest	15	15	-	-
Death benefits	(10)	(22)	-	-
Contract charges	(1,058)	(1,373)	(64)	(50)
Increase (decrease) in net assets derived from
principal transactions	2,060	3,691	(349)	461
Total increase (decrease)	4,068	9,291	(122)	602
Net assets at December 31, 2003	12,587	21,310	1,023	742

Increase (decrease) in net assets
Operations:
Net investment income (loss)	94	(166)	(3)	(7)
Net realized gain (loss) on investments
and capital gains distributions	168	1,030	35	52
Net unrealized appreciation (depreciation) of investments	1,019	3,128	348	202
Net increase (decrease) in net assets from operations	1,281	3,992	380	247
Changes from principal transactions:
Premiums	2,119	3,545	552	413
Surrenders and withdrawals	(547)	(1,044)	(40)	(5)
Transfer payments	43	2,462	906	489
Policy loans	(128)	(196)	(21)	(2)
Loan collateral interest	19	15	-	-
Death benefits	(69)	(86)	-	(1)
Contract charges	(1,110)	(1,686)	(159)	(132)
Increase (decrease) in net assets derived from
principal transactions	327	3,010	1,238	762
Total increase (decrease)	1,608	7,002	1,618	1,009
Net assets at December 31, 2004	$ 14,195	$ 28,312	$ 2,641	$ 1,751
The accompanying notes are an integral part of these financial statements.

S-50

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)

	Putnam VT	Putnam VT	Putnam VT	Putnam VT
	Diversified	Growth and	International	New
	Income	Income	Growth	Opportunities
Net assets at January 1, 2003	$ 1,098	$ 35,471	$ 1,093	$ 27,087

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	475	3	(251)
Net realized gain (loss) on investments
and capital gains distributions	(177)	(7,869)	241	(18,219)
Net unrealized appreciation (depreciation) of investments	279	16,861	13	26,947
Net increase (decrease) in net assets from operations	194	9,467	257	8,477
Changes from principal transactions:
Premiums	2	6,099	(1)	6,417
Surrenders and other withdrawals	(42)	(1,956)	(26)	(1,588)
Transfer payments	(66)	(1,338)	(109)	(2,174)
Policy loans	(4)	(325)	(12)	(251)
Loan collateral interest	-	70	-	63
Death benefits	(4)	(131)	(5)	(99)
Contract charges	(66)	(3,422)	(66)	(2,873)
Increase (decrease) in net assets derived from
principal transactions	(180)	(1,003)	(219)	(505)
Total increase (decrease)	14	8,464	38	7,972
Net assets at December 31, 2003	1,112	43,935	1,131	35,059

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	430	9	(275)
Net realized gain (loss) on investments
and capital gains distributions	4	1,237	68	1,163
Net unrealized appreciation (depreciation) of investments	(8)	2,709	76	2,311
Net increase (decrease) in net assets from operations	88	4,376	153	3,199
Changes from principal transactions:
Premiums	-	5,301	-	5,341
Surrenders and withdrawals	(32)	(2,624)	(41)	(2,034)
Transfer payments	(59)	(1,916)	(87)	(2,606)
Policy loans	(10)	(399)	(4)	(375)
Loan collateral interest	-	72	-	66
Death benefits	(1)	(152)	(1)	(69)
Contract charges	(55)	(3,262)	(59)	(2,610)
Increase (decrease) in net assets derived from
principal transactions	(157)	(2,980)	(192)	(2,287)
Total increase (decrease)	(69)	1,396	(39)	912
Net assets at December 31, 2004	$ 1,043	$ 45,331	$ 1,092	$ 35,971
The accompanying notes are an integral part of these financial statements.

S-51

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the years ended December 31, 2004 and 2003
(Dollars in thousands)
		Putnam VT
	Putnam VT	Utilities
	Small Cap	Growth and	Putnam VT
	Value	Income	Voyager
Net assets at January 1, 2003	$ 3,690	$ 1,197	$ 72,929

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	39	(144)
Net realized gain (loss) on investments
and capital gains distributions	1,000	(853)	(49,084)
Net unrealized appreciation (depreciation) of investments	867	1,070	66,338
Net increase (decrease) in net assets from operations	1,859	256	17,110
Changes from principal transactions:
Premiums	1,289	(4)	13,164
Surrenders and other withdrawals	(199)	(42)	(4,177)
Transfer payments	(9)	(52)	(6,617)
Policy loans	(15)	(9)	(604)
Loan collateral interest	5	-	162
Death benefits	(5)	(7)	(147)
Contract charges	(506)	(89)	(6,777)
Increase (decrease) in net assets derived from
principal transactions	560	(203)	(4,996)
Total increase (decrease)	2,419	53	12,114
Net assets at December 31, 2003	6,109	1,250	85,043

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14)	22	(286)
Net realized gain (loss) on investments
and capital gains distributions	161	59	1,773
Net unrealized appreciation (depreciation) of investments	1,659	158	2,009
Net increase (decrease) in net assets from operations	1,806	239	3,496
Changes from principal transactions:
Premiums	1,517	-	11,151
Surrenders and withdrawals	(351)	(48)	(5,240)
Transfer payments	1,208	(23)	(5,901)
Policy loans	(64)	(16)	(933)
Loan collateral interest	7	-	164
Death benefits	(18)	-	(133)
Contract charges	(662)	(83)	(5,980)
Increase (decrease) in net assets derived from
principal transactions	1,637	(170)	(6,872)
Total increase (decrease)	3,443	69	(3,376)
Net assets at December 31, 2004	$ 9,552	$ 1,319	$ 81,667
The accompanying notes are an integral part of these financial statements.

S-52
ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

1. Organization

  ReliaStar Life Insurance Company Select*Life Variable Account (the "Account") was established by ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company") to support the operations of variable life policies ("Policies"). ReliaStar Life is an indirect, wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Account Policies consist of the Select*Life I product and Select*Life Series 2000 product, which incorporates Select*Life II, Select*Life III, Variable Estate Design and Flex Design products. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Policyholders. The portion of the Account's assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

  At December 31, 2004, the Account had 72 investment divisions (the "Divisions"), 37 of which invest in independently managed mutual funds and 35 of which invest in mutual funds managed by an affiliate, either Directed Services, Inc., ING Life Insurance and Annuity Company, or ING Investments, LLC. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2004 and related Trusts are as follows:

  AIM Variable Insurance Funds:
    AIM V.I. Dent Demographic Trends Fund - Series I
      Shares
  Alger American Funds:
    Alger American Growth Portfolio - Class O Shares
    Alger American Leveraged AllCap Portfolio - Class O
      Shares
    Alger American MidCap Growth Portfolio - Class O
      Shares
    Alger American Small Capitalization Portfolio - Class O
      Shares
  American Funds Insurance Series:
    American Growth Fund - Class 2*
    American Growth-Income Fund - Class 2*
    American International Fund - Class 2*

  Fidelity® Variable Insurance Products:
    Fidelity® VIP Contrafund® Portfolio - Initial Class
    Fidelity® VIP Equity-Income Portfolio - Initial Class
    Fidelity® VIP Growth Portfolio - Initial Class
    Fidelity® VIP High Income Portfolio - Initial Class
    Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
    Fidelity® VIP Investment Grade Bond Portfolio - Initial
      Class
    Fidelity® VIP Index 500 Portfolio - Initial Class
    Fidelity® VIP Money Market Portfolio - Initial Class
    Fidelity® VIP Overseas Portfolio - Initial Class

S-53

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

  ING Income Shares:
    ING VP Bond Portfolio - Class I
  ING Investors Trust:
    ING AIM Capital Mid-Cap Growth Portfolio - Service
      Shares*
    ING Hard Assets Portfolio - Institutional Shares*
    ING International Portfolio - Service Shares*
    ING JPMorgan Small Cap Equity - Class I**
    ING Legg Mason Value Portfolio**
    ING Limited Maturity Bond Portfolio - Service Shares*
    ING Liquid Assets Portfolio - Institutional Shares**
    ING Marsico Growth Portfolio - Service Shares*
    ING Mercury Focus Value - Class I**
    ING MFS® Mid-Cap Growth Portfolio - Service Shares
    ING MFS® Total Return Portfolio - Institutional
      Shares*
    ING Salomon Brothers Investors Portfolio - Institutional
      Shares*
    ING Stock Index Portfolio - Class I**
    ING T. Rowe Price Capital Appreciation Portfolio -
      Institutional Shares
    ING T. Rowe Price Equity Income Portfolio - Service
      Shares*
    ING Van Kampen Equity Growth - Initial Class**
    ING Van Kampen Real Estate Portfolio - Institutional
      Shares*
  ING Partners, Inc.:
    ING JPMorgan Mid Cap Value Portfolio - Initial Class*
    ING PIMCO Total Return Portfolio - Service Class*
    ING Salomon Brothers Aggressive Growth - Portfolio -
      Service Class*
    ING Van Kampen Comstock Portfolio - Initial Class
    ING Van Kampen Equity and Income Portfolio - Initial
      Class
  ING Strategic Allocation Portfolio, Inc.:
    ING VP Strategic Allocation Balanced Portfolio -
      Class I**
    ING VP Strategic Allocation Growth Portfolio -
      Class I**
    ING VP Strategic Allocation Income Portfolio -
      Class I**
  ING Variable Portfolios, Inc.:
    ING VP Index Plus LargeCap Portfolio - Class I
    ING VP Index Plus MidCap Portfolio - Class I
    ING VP Index Plus SmallCap Portfolio - Class I

  ING Variable Products Trust:
    ING VP Disciplined LargeCap Portfolio - Class I
    ING VP High Yield Bond Portfolio - Class I
    ING VP International Value Portfolio - Class I
    ING VP MagnaCap Portfolio - Class I
    ING VP MidCap Opportunities Portfolio - Class I
    ING VP SmallCap Opportunities Portfolio - Class I
  Janus Aspen Series:
    Janus Aspen Growth - Institutional Shares
    Janus Aspen International Growth - Institutional Shares
    Janus Aspen Mid Cap Growth Portfolio - Institutional
      Shares
    Janus Aspen Worldwide Growth - Institutional Shares
  Neuberger Berman Advisers Management Trust:
    Neuberger Berman AMT Limited Maturity Bond
      Portfolio
    Neuberger Berman AMT Partners Portfolio
    Neuberger Berman AMT Socially Responsive Portfolio
  PIMCO Accumulation Trust:
    OpCap Equity Portfolio
    OpCap Global Equity Portfolio
    OpCap Managed Portfolio
    OpCap Small Cap Portfolio
  Pioneer Variable Contracts Trust:
    Pioneer MidCap Value VCT Portfolio - Class I
    Pioneer SmallCap Value VCT Portfolio - Class I
  Putnam Variable Trust:
    Putnam VT Diversified Income Fund - Class IA Shares
    Putnam VT Growth and Income Fund - Class IA Shares
    Putnam VT International Growth Fund - Class IA Shares
    Putnam VT New Opportunities Fund - Class IA Shares
    Putnam VT Small Cap Value Fund - Class IA Shares
    Putnam VT Utilities Growth and Income Fund - Class
      IA Shares
    Putnam VT Voyager Fund - Class IA Shares

  *  Investment Division was added in 2003
  **  Investment Division was added in 2004

S-54

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

The names of certain Divisions and Trusts were changed during 2004. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Partners, Inc.	ING Partners, Inc.
ING Van Kampen Equity and Income Portfolio - Initial Class	ING UBS Tactical Asset Allocation Portfolio - Initial Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class R
ING VP Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class R
ING VP Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class R
ING Variable Products Trust:	ING Variable Products Trust:
ING VP Disciplined LargeCap Portfolio - Class I	ING VP Disciplined LargeCap Portfolio - Class R
ING VP Growth Opportunities - Class I	ING VP Growth Opportunities - Class R
ING VP Growth + Value Portfolio - Class I	ING VP Growth + Value Portfolio - Class R
ING VP High Yield Bond Portfolio - Class I	ING VP High Yield Bond Portfolio - Class R
ING VP International Value Portfolio - Class I	ING VP International Value Portfolio - Class R
ING VP MagnaCap Portfolio - Class I	ING VP MagnaCap Portfolio - Class R
ING VP MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class R
ING VP SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class R
All contracts in the Account are currently in the accumulation period.

During 2004, the following funds were closed to Contractowners:

ING Liquid Assets Portfolio - Service Shares ING VP Growth Opportunities Portfolio - Class I ING VP Growth + Value Portfolio - Class I

2. Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

  The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

S-55

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined using the specific identification basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as appreciation or depreciation of investments.

Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Policyholders are excluded in the determination of the federal income tax liability of ReliaStar Life.

Policyholder Reserves

  Policyholder reserves are presented as net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the Policyholders invested in the Account Divisions. To the extent that benefits to be paid to the Policyholders exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

3. Charges and Fees

  Under the terms of the Policies, certain charges are allocated to the Policies to cover ReliaStar Life's expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges:

Premium Expense Charge

ReliaStar Life deducts a premium charge ranging from 3.75% to 5.00% of each premium payment as defined in the Policy.

Mortality and Expense Risk and Other Charges

  The monthly deduction includes a monthly mortality and expense risk charge, a cost of insurance charge, a monthly administrative charge, a monthly amount charge, and any charges for optional insurance benefits.

S-56

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

  ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Policies, deducts a mortality and expense risk charge from the assets of the Account. Monthly charges are deducted at annual rates of up to 0.80% of the average daily net asset value of each Division of the Account to cover these risks.

The cost of insurance charge varies based on the insured's sex, issue age, policy year, rate class, and the face amount of the Policy.

The monthly administrative charge is currently $8.25 per month and is guaranteed not to exceed $12 per month.

The monthly amount charge and charges for optional insurance benefits vary based on a number of factors and are defined in the Policy.

Surrender and Lapse Charges

As defined in the Policy, ReliaStar Life assesses a surrender charge if the Policy lapses or is surrendered before a specified period.

Other Charges

  A transfer charge of $25 will be imposed on each transfer between Divisions in excess of twenty-four in any one calendar year. Charges for partial withdrawals are also imposed in accordance with the terms of the Policy.

4. Related Party Transactions

  During the year ended December 31, 2004, management fees were paid to ING Investments, LLC, in its capacity as investment manager to the ING Income Shares, ING Variable Portfolios, Inc. and the ING Variable Products Trust. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Fund of the Trusts. Management fees were paid to ING Life Insurance and Annuity Company, in its capacity as investment manager to ING Partners, Inc. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

S-57

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

5. Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments follow:

	Year Ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Dent Demographic Trends	$ 1,562	$ 1,063	$ 3,508	$ 2,572
The Alger American Funds:
Alger American Growth	4,994	7,707	25,063	22,427
Alger American Leveraged AllCap	972	1,370	2,891	1,546
Alger American MidCap Growth	8,866	5,579	34,498	26,855
Alger American Small Capitalization	1,952	10,334	17,673	16,671
American Funds Insurance Series:
American Growth	12,326	299	2,368	12
American Growth-Income	9,962	312	1,697	55
American International	7,771	149	1,406	20
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund®	10,802	9,017	62,894	56,363
Fidelity® VIP Equity-Income	42,402	43,202	78,488	72,545
Fidelity® VIP Growth	42,320	50,421	67,931	71,845
Fidelity® VIP High Income	10,453	10,442	133,905	131,780
Fidelity® VIP Asset ManagerSM	9,362	11,966	8,042	10,265
Fidelity® VIP Investment Grade Bond	6,903	5,562	36,598	34,328
Fidelity® VIP Index 500	11,865	97,018	51,255	46,177
Fidelity® VIP Money Market	16,242	70,550	351,566	361,054
Fidelity® VIP Overseas	3,715	5,033	4,742	6,308
ING Income Shares:
ING VP Bond	2,085	650	29,757	28,861
ING Investors Trust:
ING AIM Capital Mid-Cap Growth	296	41	786	688
ING Hard Assets	731	91	818	724
ING International	602	408	840	748
ING JP Morgan Small Cap Equity	10,201	293	-	-
ING Legg Mason Value	1,055	9	-	-
ING Limited Maturity Bond	890	458	130	10
ING Liquid Assets Portfolio - Institutional Shares	55,749	10,336	-	-
ING Liquid Assets Portfolio - Service Shares	489	532	111	68
ING Marsico Growth	1,430	285	946	15
ING Mercury Focus Value	12,814	747	-	-
ING MFS® Mid-Cap Growth	1,092	262	10,937	10,315
ING MFS® Total Return	1,100	310	250	58
ING Salomon Brothers Investors	264	63	72	2

S-58

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING Stock Index	$ 91,787	$ 4,267	$ -	$ -
ING T. Rowe Price Capital Appreciation	9,055	2,069	14,763	12,263
ING T. Rowe Price Equity Income	2,610	208	407	45
ING Van Kampen Equity Growth	22,680	1,632	-	-
ING Van Kampen Real Estate	3,524	425	449	44
ING Partners, Inc.:
ING JPMorgan Mid Cap Value	2,233	61	868	511
ING PIMCO Total Return	1,477	270	797	26
ING Salomon Brothers Aggressive Growth	157	78	89	13
ING Van Kampen Comstock	2,271	81	2,673	1,657
ING Van Kampen Equity and Income	165	24	30	5
ING Strategic Allocation Portfolio, Inc.
ING VP Strategic Allocation Balanced	19	-	-	-
ING VP Strategic Allocation Growth	3	-	-	-
ING VP Strategic Allocation Income	339	-	-	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap	870	93	5,107	4,844
ING VP Index Plus MidCap	1,675	90	9,826	8,986
ING VP Index Plus SmallCap	1,195	62	6,372	5,966
ING Variable Products Trust:
ING VP Disciplined LargeCap	393	359	1,482	1,477
ING VP Growth Opportunities	191	3,129	954	823
ING VP Growth + Value	515	17,553	13,510	14,555
ING VP High Yield Bond	4,197	2,856	8,033	5,924
ING VP International Value	9,589	5,576	41,779	35,044
ING VP MagnaCap	748	353	5,396	5,128
ING VP MidCap Opportunities	21,805	3,541	1,856	1,298
ING VP SmallCap Opportunities	2,382	4,301	21,399	22,765
Janus Aspen Series:
Janus Aspen Growth	2,170	25,580	12,821	14,918
Janus Aspen International Growth	4,569	5,411	140,748	139,988
Janus Aspen Mid Cap Growth	3,446	6,222	14,430	14,723
Janus Aspen Worldwide Growth	4,988	8,687	36,149	39,372
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond	4,108	3,721	13,675	11,108
Neuberger Berman AMT Partners	1,578	13,074	23,130	22,418
Neuberger Berman AMT Socially Responsive	301	205	469	269

S-59

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended December 31
	2004		2003
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
PIMCO Accumulation Trust:
OpCap Equity	$ 1,000	$ 900	$ 7,431	$ 7,263
OpCap Global Equity	2,220	1,134	10,914	9,533
OpCap Managed	3,085	2,665	8,047	5,898
OpCap Small Cap	5,705	2,860	17,620	14,032
Pioneer Variable Contracts Trust:
Pioneer MidCap Value VCT	1,371	120	12,482	12,833
Pioneer SmallCap Value VCT	913	158	500	41
Putnam Variable Trust:
Putnam VT Diversified Income	136	201	1,082	1,170
Putnam VT Growth and Income	3,818	6,359	35,296	35,824
Putnam VT International Growth	49	232	972	1,188
Putnam VT New Opportunities	1,498	4,059	29,660	30,416
Putnam VT Small Cap Value	2,303	681	15,585	15,033
Putnam VT Utilities Growth and Income	120	267	1,017	1,181
Putnam VT Voyager	6,554	13,706	61,779	66,919

S-60

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

6. Changes in Units
The net changes in units outstanding follow:

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
AIM Variable Insurance Funds:
AIM V.I. Dent Demographic Trends	310,402	211,373	99,029	204,066
The Alger American Funds:
Alger American Growth	403,950	608,985	(205,035)	232,046
Alger American Leveraged AllCap	170,473	240,007	(69,534)	270,424
Alger American MidCap Growth	506,449	326,179	180,270	493,074
Alger American Small Capitalization	217,435	1,081,873	(864,438)	128,998
American Funds Insurance Series:
American Growth	944,059	22,621	921,438	200,309
American Growth-Income	755,484	23,723	731,761	138,881
American International	528,813	10,627	518,186	111,655
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund®	484,894	421,032	63,862	265,400
Fidelity® VIP Equity-Income	1,044,378	1,104,829	(60,451)	216,873
Fidelity® VIP Growth	1,037,073	1,302,603	(265,530)	(123,168)
Fidelity® VIP High Income	445,451	532,349	(86,898)	128,218
Fidelity® VIP Asset ManagerSM	358,862	493,233	(134,371)	(140,055)
Fidelity® VIP Investment Grade Bond	264,381	274,224	(9,843)	64,786
Fidelity® VIP Index 500	394,516	3,421,905	(3,027,389)	167,742
Fidelity® VIP Money Market	942,713	4,437,723	(3,495,010)	(637,615)
Fidelity® VIP Overseas	168,267	243,690	(75,423)	(113,347)
ING Income Shares:
ING VP Intermediate Bond	158,847	55,851	102,996	79,332
ING Investors Trust:
ING AIM Capital Mid-Cap Growth	21,756	3,181	18,575	6,698
ING Hard Assets	47,550	6,291	41,259	6,809
ING International	44,291	30,182	14,109	7,377
ING JP Morgan Small Cap Equity	970,861	27,800	943,061	-
ING Legg Mason Value	103,274	880	102,394	-
ING Limited Maturity Bond	84,308	45,082	39,226	11,794
ING Liquid Assets Portfolio - Institutional Shares	5,530,883	1,030,126	4,500,757	-
ING Liquid Assets Portfolio - Service Shares	48,622	52,869	(4,247)	4,247
ING Marsico Growth	112,136	22,570	89,566	78,082
ING Mercury Focus Value	1,184,855	73,385	1,111,470	302,957
ING MFS® Mid-Cap Growth	188,069	45,024	143,045	-
ING MFS® Total Return	91,293	26,490	64,803	(154,510)

S-61

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
ING Investors Trust (continued):
ING Salomon Brothers Investors	19,824	4,668	15,156	6,005
ING Stock Index	8,821,236	415,692	8,405,544	-
ING T. Rowe Price Capital Appreciation	642,508	152,520	489,988	227,160
ING T. Rowe Price Equity Income	198,257	16,013	182,244	32,019
ING Van Kampen Equity Growth	2,217,271	164,599	2,052,672	-
ING Van Kampen Real Estate	228,133	30,156	197,977	33,271
ING Partners, Inc.:
ING JPMorgan Mid Cap Value	157,186	4,422	152,764	30,670
ING PIMCO Total Return	141,375	26,326	115,049	74,608
ING Salomon Brothers Aggressive Growth	12,335	6,350	5,985	6,889
ING Van Kampen Comstock	193,944	7,072	186,872	102,537
ING Van Kampen Equity and Income	15,454	2,249	13,205	2,633
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced	1,836	14	1,822	-
ING VP Strategic Allocation Growth	30,815	5	30,810	-
ING VP Strategic Allocation Income	294	8	286	-
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap	80,745	8,798	71,947	33,912
ING VP Index Plus MidCap	146,129	7,683	138,446	90,470
ING VP Index Plus SmallCap	102,109	5,373	96,736	44,668
ING Variable Products Trust:
ING VP Disciplined LargeCap	36,859	34,027	2,832	(839)
ING VP Growth Opportunities	36,881	600,228	(563,347)	30,140
ING VP Growth + Value	39,660	1,335,847	(1,296,187)	(95,217)
ING VP High Yield Bond	359,066	267,462	91,604	193,325
ING VP International Value	515,323	314,546	200,777	439,283
ING VP MagnaCap	76,623	37,592	39,031	34,198
ING VP MidCap Opportunities	3,280,695	529,042	2,751,653	104,360
ING VP SmallCap Opportunities	131,761	205,611	(73,850)	(70,897)
Janus Aspen Series:
Janus Aspen Growth	192,401	2,056,559	(1,864,158)	(197,355)
Janus Aspen International Growth	336,656	412,899	(76,243)	123,069
Janus Aspen Mid Cap Growth	276,156	475,375	(199,219)	(21,231)
Janus Aspen Worldwide Growth	403,204	733,157	(329,953)	(334,190)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond	269,465	278,768	(9,303)	144,862
Neuberger Berman AMT Partners	138,645	1,082,751	(944,106)	62,839
Neuberger Berman AMT Socially Responsive	25,283	17,313	7,970	20,845

S-62

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year Ended December 31
	2004			2003
				Net Units
	Units	Units	Net Increase	Issued
	Issued	Redeemed	(Decrease)	(Redeemed)
PIMCO Accumulation Trust:
OpCap Equity	76,981	72,243	4,738	9,689
OpCap Global Equity	166,110	85,200	80,910	118,485
OpCap Managed	245,832	225,833	19,999	184,265
OpCap Small Cap	353,873	183,424	170,449	261,241
Pioneer Variable Contracts Trust:
Pioneer MidCap Value VCT	108,727	9,626	99,101	(47,832)
Pioneer SmallCap Value VCT	83,718	14,297	69,421	53,610
Putnam Variable Trust:
Putnam VT Diversified Income	2,064	11,162	(9,098)	(11,754)
Putnam VT Growth and Income	128,007	253,955	(125,948)	(53,504)
Putnam VT International Growth	3,348	24,173	(20,825)	(30,145)
Putnam VT New Opportunities	79,827	216,757	(136,930)	(47,143)
Putnam VT Small Cap Value	152,667	46,620	106,047	42,400
Putnam VT Utilities Growth and Income	5,144	14,361	(9,217)	(13,656)
Putnam VT Voyager	276,059	585,819	(309,760)	(257,783)

S-63

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

7. Financial Highlights

  A summary of unit values and units outstanding for variable life Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2004, 2003, 2002, and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Dent Demographic Trends
2004	1,244	$5.41	$ 6,730	-%	0.00%	8.20%
2003	1,145	$5.00	5,725	-	0.00%	37.36%
2002	941	$3.64	3,425	-	0.00%	-32.20%
2001	802	$5.36	4,304	-	0.00%	-31.91%
2000	450	$7.88	3,547	(a)	(a)	(a)
Alger American Growth
2004	3,480	$13.21 to $14.01	48,612	-	0.00% to 0.80%	4.68% to 5.50%
2003	3,685	$12.62 to $13.28	48,812	-	0.00% to 0.80%	34.11% to 35.10%
2002	3,453	$9.41 to $9.83	33,851	0.04	0.00% to 0.80%	-33.53% to -32.99%
2001	3,074	$14.16 to $14.67	44,966	0.23	0.00% to 0.80%	-12.53% to -11.81%
2000	2,563	$16.19 to $16.63	42,521	(a)	(a)	(a)
Alger American Leveraged AllCap
2004	839	$6.11	5,129	-	0.00%	8.14%
2003	909	$5.65	5,136	-	0.00%	34.84%
2002	639	$4.19	2,676	0.01	0.00%	-33.91%
2001	455	$6.35	2,891	-	0.00%	-15.93%
2000	217	$7.55	1,641	(a)	(a)	(a)
Alger American MidCap Growth
2004	2,058	$19.11 to $20.28	41,573	-	0.00% to 0.80%	12.15% to 13.04%
2003	1,878	$17.04 to $17.94	33,569	-	0.00% to 0.80%	46.64% to 47.78%
2002	1,385	$11.62 to $12.14	16,748	-	0.00% to 0.80%	-30.11% to -29.54%
2001	923	$16.63 to $17.23	15,831	-	0.00% to 0.80%	-7.28% to -6.52%
2000	630	$17.93 to $18.43	11,552	(a)	(a)	(a)

S-64

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Alger American Small Capitalization
2004	93	$9.88 to $10.48	$ 922	-%	0.00% to 0.80%	15.69% to 16.57%
2003	958	$8.54 to $8.99	8,576	-	0.00% to 0.80%	41.16% to 42.25%
2002	829	$6.05 to $6.32	5,220	-	0.00% to 0.80%	-26.82% to -26.22%
2001	736	$8.27 to $8.56	6,285	0.05	0.00% to 0.80%	-30.08% to -29.51%
2000	595	$11.82 to $12.15	7,213	(a)	(a)	(a)
American Growth
2004	1,122	$14.17	15,895	0.24	0.00%	12.46%
2003	200	$12.60	2,524	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
American Growth-Income
2004	871	$13.96	12,154	1.25	0.00%	10.36%
2003	139	$12.65	1,757	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
American International
2004	630	$16.17	10,185	1.80	0.00%	19.34%
2003	112	$13.55	1,513	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
Fidelity® VIP Contrafund®
2004	3,290	$17.34 to $32.74	104,212	0.32	0.00% to 0.80%	14.61% to 15.49%
2003	3,226	$15.13 to $28.35	88,758	0.42	0.00% to 0.80%	27.46% to 28.45%
2002	2,961	$11.87 to $22.07	63,546	0.80	0.00% to 0.80%	-10.07% to -9.35%
2001	2,884	$13.21 to $24.34	68,158	0.78	0.00% to 0.80%	-12.95% to -12.24%
2000	2,717	$15.17 to $27.74	73,134	(a)	(a)	(a)

S-65

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Equity-Income
2004	3,540	$31.13 to $48.94	$ 123,320	1.49%	0.00% to 0.80%	10.65% to 11.54%
2003	3,601	27.91 to 44.23	113,438	1.64	0.00% to 0.80%	29.29% to 30.36%
2002	3,384	$21.41 to $34.21	83,106	1.68	0.00% to 0.80%	-17.61% to -16.95%
2001	3,387	$25.78 to $41.52	101,346	1.69	0.00% to 0.80%	-5.72% to -4.96%
2000	3,124	$27.13 to $44.04	101,008	(a)	(a)	(a)
Fidelity® VIP Growth
2004	4,002	$25.85 to $46.08	122,198	0.26	0.00% to 0.80%	2.56% to 3.40%
2003	4,268	25.00 to 44.93	126,812	0.26	0.00% to 0.80%	31.80% to 32.84%
2002	4,391	$18.82 to $34.09	99,310	0.25	0.00% to 0.80%	-30.67% to -30.10%
2001	4,436	$26.93 to $49.17	146,559	0.08	0.00% to 0.80%	-18.31% to -17.65%
2000	4,413	$32.70 to $60.20	180,603	(a)	(a)	(a)
Fidelity® VIP High Income
2004	1,052	$16.14 to $28.93	19,594	8.00	0.00% to 0.80%	8.72%
2003	1,139	$14.73 to $26.61	19,369	6.75	0.00% to 0.80%	26.23% to 27.31%
2002	1,011	$11.57 to $21.08	13,890	10.14	0.00% to 0.80%	2.62% to 3.44%
2001	1,234	$11.19 to $20.54	16,110	12.86	0.00% to 0.80%	-12.44% to -11.73%
2000	945	$12.67 to $23.46	14,721	(a)	(a)	(a)
Fidelity® VIP Asset ManagerSM
2004	644	$20.17 to $26.90	15,075	2.82	0.00% to 0.80%	4.63% to 5.49%
2003	779	$19.12 to $25.71	17,320	3.72	0.00% to 0.80%	17.02% to 17.95%
2002	919	$16.21 to $21.97	17,370	4.12	0.00% to 0.80%	-9.46% to -8.73%
2001	1,097	$17.76 to $24.26	22,760	4.43	0.00% to 0.80%	-4.86% to -4.09%
2000	1,272	$18.52 to $25.50	27,650	(a)	(a)	(a)
Fidelity® VIP Investment Grade Bond
2004	1,151	$19.98 to $23.59	23,360	4.01	0.00% to 0.80%	3.65% to 4.44%
2003	1,161	$19.13 to $22.76	22,622	3.80	0.00% to 0.80%	4.36% to 5.17%
2002	1,096	$18.19 to $21.81	20,365	3.20	0.00% to 0.80%	9.46% to 10.34%
2001	719	$16.48 to $19.93	12,228	4.34	0.00% to 0.80%	7.59% to 8.46%
2000	490	$15.19 to $18.52	7,758	(a)	(a)	(a)

S-66

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Index 500
2004	252	$30.03 to $30.70	$ 7,558	2.42%	0.00% to 0.80%	9.72% to 10.63%
2003	3,279	$27.37 to $27.75	90,894	1.38	0.00% to 0.80%	27.42% to 28.41%
2002	3,111	$21.48 to $21.61	67,202	1.26	0.00% to 0.80%	-22.87% to -22.25%
2001	2,924	$27.80 to $27.86	81,285	1.12	0.00% to 0.80%	-12.81% to -12.10%
2000	2,604	$31.62 to $31.95	82,429	(a)	(a)	(a)
Fidelity® VIP Money Market
2004	276	$15.67 to $20.08	5,547	0.92	0.00% to 0.80%	0.40% to 1.16%
2003	3,771	$15.49 to $20.00	59,856	1.01	0.00% to 0.80%	0.20% to 1.04%
2002	4,409	$15.33 to $19.96	69,344	1.68	0.00% to 0.80%	0.88% to 1.69%
2001	3,297	$15.08 to $19.79	51,300	4.00	0.00% to 0.80%	3.35% to 4.19%
2000	2,888	$14.47 to $19.15	43,171	(a)	(a)	(a)
Fidelity® VIP Overseas
2004	468	$18.60 to $25.26	9,726	1.14	0.00% to 0.80%	12.72% to 13.62%
2003	544	$16.37 to $22.41	9,956	0.82	0.00% to 0.80%	42.20% to 43.35%
2002	657	$11.42 to $15.76	8,400	0.81	0.00% to 0.80%	-20.92% to -20.28%
2001	807	$14.32 to $19.93	12,989	5.72	0.00% to 0.80%	-21.80% to -21.17%
2000	973	$18.17 to $25.48	19,925	(a)	(a)	(a)
ING VP Bond
2004	208	$11.98	2,498	8.21	0.00%	4.81%
2003	105	$11.43	1,206	2.15	0.00%	6.33%
2002	26	$10.75	281	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING AIM Capital Mid-Cap Growth
2004	25	$14.61	369	-	0.00%	7.58%
2003	7	$13.58	91	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

S-67

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Hard Assets
2004	48	$16.28	$ 783	1.58%	0.00%	6.68%
2003	7	$15.26	104	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING International
2004	21	$15.41	331	1.40	0.00%	16.74%
2003	7	$13.20	97	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING JP Morgan Small Cap Equity
2004	943	$12.09	11,402	(e)	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Legg Mason Value
2004	102	$11.42	1,169	(e)	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Limited Maturity Bond
2004	51	$10.27	524	8.40	0.00%	1.38%
2003	12	$10.13	119	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

S-68

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Liquid Assets Portfolio - Institutional Shares
2004	4,501	$10.09	$ 45,412	(e)%	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth
2004	168	$14.13	2,369	-	0.00%	10.82%
2003	78	$12.56	981	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Mercury Focus Value
2004	1,111	$11.04	12,271	(e)	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING MFS® Mid-Cap Growth
2004	446	$6.41	2,859	-	0.00%	15.08%
2003	303	$5.57	1,687	-	0.00%	39.25%
2002	172	$4.00	690	-	0.00%	-48.80%
2001	22	$7.82	170	(b)	0.00%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS® Total Return
2004	83	$12.71	1,051	3.19	0.00%	6.99%
2003	18	$11.40	204	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)

S-69

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Salomon Brothers Investors
2004	21	$14.00	$ 296	1.08%	0.00%	10.32%
2003	6	$12.69	76	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Stock Index
2004	8,406	$11.05	92,881	(e)	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Capital Appreciation
2004	1,245	$15.00	18,675	1.45	0.00%	16.82%
2003	755	$12.84	9,694	0.56	0.00%	25.39%
2002	528	$10.24	5,405	4.05	0.00%	0.48%
2001	142	$10.19	1,450	(b)	0.00%	(b)
2000	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Equity Income
2004	214	$14.10	3,021	1.35	0.00%	14.82%
2003	32	$12.28	393	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Equity Growth
2004	2,053	$10.73	22,025	(e)	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)

S-70

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Van Kampen Real Estate
2004	231	$17.93	$ 4,146	2.27%	0.00%	38.14%
2003	33	$12.98	432	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Mid Cap Value
2004	183	$15.11	2,772	0.51	0.00%	20.88%
2003	31	$12.50	383	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING PIMCO Total Return
2004	190	$10.59	2,008	-	0.00%	4.33%
2003	75	$10.15	757	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Salomon Brothers Aggressive Growth
2004	13	$13.51	174	-	0.00%	9.39%
2003	7	$12.35	85	(d)	0.00%	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
2000	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Comstock
2004	316	$12.76	4,034	-	0.00%	16.96%
2003	129	$10.91	1,410	1.22	0.00%	29.88%
2002	27	$8.40	225	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

S-71

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Van Kampen Equity and Income
2004	17	$11.49	$ 192	0.87%	0.00%	10.91%
2003	4	$10.36	37	-	0.00%	27.43%
2002	1	$8.13	7	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Strategic Allocation Balanced
2004	2	$10.77	20	(e)	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Strategic Allocation Growth
2004	31	$11.00	3	(e)	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Strategic Allocation Income
2004	0	$10.50	339	(e)	0.00%	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
2000	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus LargeCap
2004	110	$11.50	1,269	1.08	0.00%	10.58%
2003	38	$10.40	399	0.46	0.00%	26.06%
2002	5	$8.25	37	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

S-72

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Index Plus MidCap
2004	242	$12.61	$ 3,049	0.34%	0.00%	16.54%
2003	103	$10.82	1,118	0.33	0.00%	32.44%
2002	13	$8.17	105	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Index Plus SmallCap
2004	152	$13.11	1,986	0.08	0.00%	22.07%
2003	55	$10.74	588	-	0.00%	36.12%
2002	10	$7.89	80	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Disciplined LargeCap
2004	199	$8.79 to $12.96	2,520	1.17	0.00% to 0.80%	10.98% to 12.01%
2003	197	$7.92 to $11.57	2,248	0.79	0.00% to 0.80%	24.14% to 25.08%
2002	197	$6.38 to $9.25	1,811	1.37	0.00% to 0.80%	-22.71% to -22.08%
2001	188	$8.25 to $11.87	2,208	0.57	0.00% to 0.80%	-12.94% to -12.23%
2000	163	$9.48 to $13.52	2,181	(a)	(a)	(a)
ING VP High Yield Bond
2004	481	$10.64 to $11.29	5,420	5.61	0.00% to 0.80%	7.04% to 7.93%
2003	389	$9.94 to $10.46	4,068	6.13	0.00% to 0.80%	16.53% to 17.40%
2002	196	$8.53 to $8.91	1,744	10.69	0.00% to 0.80%	-1.93% to -1.14%
2001	136	$8.70 to $9.01	1,220	9.62	0.00% to 0.80%	-0.12% to 0.69%
2000	100	$8.71 to $8.95	898	(a)	(a)	(a)
ING VP International Value
2004	1,514	$19.72 to $20.93	31,571	1.30	0.00% to 0.80%	16.48% to 17.45%
2003	1,313	$16.93 to $17.82	23,334	1.24	0.00% to 0.80%	28.84% to 29.88%
2002	874	$13.14 to $13.72	11,956	0.95	0.00% to 0.80%	-16.05% to -15.37%
2001	483	$15.65 to $16.21	7,806	1.57	0.00% to 0.80%	-12.38% to -11.67%
2000	328	$17.86 to $18.35	6,013	(a)	(a)	(a)

S-73

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP MagnaCap
2004	235	$10.04	$ 2,364	1.63%	0.00%	9.01%
2003	196	$9.21	1,809	1.09	0.00%	31.01%
2002	162	$7.03	1,140	1.25	0.00%	-22.76%
2001	55	$9.10	503	1.38	0.00%	-10.44%
2000	13	$10.16	135	(a)	(a)	(a)
ING VP MidCap Opportunities
2004	3,169	$6.87 to $13.23	22,261	-	0.00% to 0.80%	11.53%
2003	417	$6.16	2,568	-	0.00%	36.59%
2002	313	$4.51	1,410	-	0.00%	-25.86%
2001	216	$6.08	1,313	-	0.00%	-32.92%
2000	46	$9.06	417	(a)	(a)	(a)
ING VP SmallCap Opportunities
2004	837	$17.12 to $27.96	22,664	-	0.00% to 0.80%	9.32% to 10.17%
2003	911	$15.66 to $25.38	22,522	-	0.00% to 0.80%	37.49% to 38.54%
2002	982	$11.39 to $18.32	17,464	-	0.00% to 0.80%	-44.04% to -43.59%
2001	856	$11.01	26,824	-	0.00%	-75.98%
2000	634	$28.97 to $45.83	27,836	(a)	(a)	(a)
Janus Aspen Growth
2004	104	$12.20 to $12.95	1,275	0.02	0.00% to 0.80%	3.65% to 4.52%
2003	1,969	$11.77 to $12.39	24,320	0.09	0.00% to 0.80%	30.63% to 31.81%
2002	2,166	$9.01 to $9.40	20,311	-	0.00% to 0.80%	-27.10% to -26.51%
2001	2,334	$12.35 to $12.80	29,811	0.07	0.00% to 0.80%	-25.34% to -24.73%
2000	2,008	$16.55 to $17.00	34,078	(a)	(a)	(a)
Janus Aspen International Growth
2004	1,680	$14.94 to $15.85	26,546	0.88	0.00% to 0.80%	18.01% to 18.99%
2003	1,756	$12.66 to $13.32	23,334	1.31	0.00% to 0.80%	33.83% to 34.82%
2002	1,633	$9.46 to $9.88	16,100	0.87	0.00% to 0.80%	-26.18% to -25.58%
2001	1,401	$12.81 to $13.27	18,555	1.15	0.00% to 0.80%	-23.85% to -23.23%
2000	1,108	$16.85 to $17.29	19,102	(a)	(a)	(a)

S-74

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Mid Cap Growth
2004	2,064	$15.17 to $16.10	$ 33,051	-%	0.00% to 0.80%	19.83% to 20.78%
2003	2,263	$12.66 to $13.33	30,021	-	0.00% to 0.80%	33.97% to 35.06%
2002	2,284	$9.45 to $9.87	22,456	-	0.00% to 0.80%	-28.51% to -27.93%
2001	2,236	$13.22 to $13.69	30,499	-	0.00% to 0.80%	-39.94% to -39.45%
2000	1,753	$22.01 to $22.61	39,493	(a)	(a)	(a)
Janus Aspen Worldwide Growth
2004	3,267	$12.44 to $13.20	42,931	0.98	0.00% to 0.80%	3.93% to 4.76%
2003	3,597	$11.97 to $12.60	45,141	1.08	0.00% to 0.80%	23.02% to 24.02%
2002	3,931	$9.73 to $10.16	39,797	0.88	0.00% to 0.80%	-26.10% to -25.50%
2001	3,953	$13.17 to $13.64	53,757	0.50	0.00% to 0.80%	-23.06% to -22.44%
2000	3,432	$17.11 to $17.59	60,197	(a)	(a)	(a)
Neuberger Berman AMT Limited Maturity Bond
2004	1,055	$12.93 to $13.72	14,439	3.59	0.00% to 0.80%	0.00% to 0.81%
2003	1,065	$12.93 to $13.61	14,459	4.88	0.00% to 0.80%	1.57% to 2.41%
2002	920	$12.73 to $13.29	12,206	4.11	0.00% to 0.80%	4.50% to 5.34%
2001	594	$12.18 to $12.62	7,482	4.77	0.00% to 0.80%	7.91% to 8.78%
2000	361	$11.29 to $11.60	4,190	(a)	(a)	(a)
Neuberger Berman AMT Partners
2004	57	$12.99 to $13.78	738	-	0.00% to 0.80%	18.09% to 18.90%
2003	1,001	$11.00 to $11.59	11,571	-	0.00% to 0.80%	33.98% to 35.08%
2002	938	$8.21 to $8.58	8,029	0.50	0.00% to 0.80%	-24.75% to -24.14%
2001	842	$10.91 to $11.31	9,503	0.36	0.00% to 0.80%	-3.61% to -2.83%
2000	784	$11.32 to $11.63	9,112	(a)	(a)	(a)
Neuberger Berman AMT Socially Responsive
2004	109	$13.24	1,443	-	0.00%	13.26%
2003	101	$11.69	1,181	-	0.00%	34.37%
2002	80	$8.70	698	-	0.00%	-14.75%
2001	61	$10.20	621	-	0.00%	-3.58%
2000	21	$10.58	221	(a)	(a)	(a)

S-75

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
OpCap Equity
2004	417	$13.43 to $14.26	$ 5,923	0.90%	0.00% to 0.80%	10.99% to 11.93%
2003	412	$12.10 to $12.74	5,239	1.24	0.00% to 0.80%	27.50% to 28.56%
2002	403	$9.49 to $9.91	3,984	0.82	0.00% to 0.80%	-22.04% to -21.41%
2001	368	$12.17 to $12.61	4,625	0.50	0.00% to 0.80%	-7.76% to -7.02%
2000	188	$13.19 to $13.56	2,534	(a)	(a)	(a)
OpCap Global Equity
2004	359	$14.18 to $15.05	5,381	0.48	0.00% to 0.80%	11.57% to 12.48%
2003	278	$12.71 to $13.38	3,711	0.45	0.00% to 0.80%	30.49% to 31.56%
2002	160	$9.74 to $10.17	1,619	0.44	0.00% to 0.80%	-18.07% to -17.41%
2001	121	$11.88 to $12.31	1,479	-	0.00% to 0.80%	-14.51% to -13.82%
2000	100	$13.90 to $14.28	1,426	(a)	(a)	(a)
OpCap Managed
2004	1,065	$12.62 to $13.39	14,195	1.40	0.00% to 0.80%	9.93% to 10.75%
2003	1,045	$11.48 to $12.09	12,587	1.54	0.00% to 0.80%	20.72% to 21.75%
2002	861	$9.51 to $9.93	8,519	1.69	0.00% to 0.80%	-17.55% to -16.88%
2001	664	$11.53 to $11.94	7,904	2.02	0.00% to 0.80%	-5.67% to -4.91%
2000	486	$12.22 to $12.56	6,090	(a)	(a)	(a)
OpCap Small Cap
2004	1,507	$17.76 to $18.85	28,312	0.04	0.00% to 0.80%	16.92% to 17.89%
2003	1,337	$15.19 to $15.99	21,310	0.04	0.00% to 0.80%	41.57% to 42.64%
2002	1,076	$10.73 to $11.21	12,019	0.06	0.00% to 0.80%	-22.26% to -21.64%
2001	771	$13.80 to $14.30	10,997	0.61	0.00% to 0.80%	7.46% to 8.33%
2000	470	$12.85 to $13.20	6,194	(a)	(a)	(a)
Pioneer MidCap Value VCT
2004	188	$14.06	2,641	0.33	0.00%	22.05%
2003	89	$11.52	1,023	0.18	0.00%	37.47%
2002	137	$8.38	1,145	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)

S-76

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pioneer SmallCap Value VCT
2004	141	$12.39	$ 1,751	-%	0.00%	20.17%
2003	72	$10.31	742	-	0.00%	35.30%
2002	18	$7.62	140	(c)	0.00%	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
2000	(c)	(c)	(c)	(c)	(c)	(c)
Putnam VT Diversified Income
2004	54	$18.52 to $19.40	1,043	9.37	0.00% to 0.80%	8.75% to 9.60%
2003	63	$17.03 to $17.70	1,112	9.23	0.00% to 0.80%	19.26% to 20.24%
2002	75	$14.28 to $14.72	1,098	9.00	0.00% to 0.80%	-3.73% to -2.95%
2001	90	$13.55 to $13.86	1,248	7.61	0.00% to 0.80%	2.99% to 3.82%
2000	107	$13.16 to $13.35	1,423	(a)	(a)	(a)
Putnam VT Growth and Income
2004	1,598	$26.66 to $28.46	45,331	1.73	0.00% to 0.80%	10.48% to 11.35%
2003	1,724	$24.13 to $25.56	43,935	1.98	0.00% to 0.80%	26.67% to 27.74%
2002	1,778	$19.05 to $20.01	35,471	1.69	0.00% to 0.80%	-19.44% to -18.79%
2001	1,771	$23.65 to $13.86	43,533	1.63	0.00% to 0.80%	-6.92% to -6.16%
2000	1,635	$25.40 to $26.26	42,843	(a)	(a)	(a)
Putnam VT International Growth
2004	102	$10.76	1,092	1.62	0.00%	16.45%
2003	122	$9.24	1,131	1.08	0.00%	28.87%
2002	152	$7.17	1,093	1.28	0.00%	-9.73%
2001	181	$7.94	1,433	-	0.00%	-23.76%
2000	214	$10.41	2,229	(a)	(a)	(a)
Putnam VT New Opportunities
2004	1,763	$20.40	35,971	-	0.00%	10.57%
2003	1,900	$18.45	35,059	-	0.00%	32.64%
2002	1,947	$13.91	27,087	-	0.00%	-30.29%
2001	1,917	$19.95	38,232	-	0.00%	-29.99%
2000	1,739	$28.49	49,552	(a)	(a)	(a)

S-77

ReliaStar SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

					Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Putnam VT Small Cap Value
	2004	558	$17.13	$ 9,552	0.46%	0.00%	26.61%
	2003	452	$13.53	6,109	0.43	0.00%	50.00%
	2002	409	$9.02	3,690	0.26	0.00%	-18.06%
	2001	109	$19.95	1,199	(b)	0.00%	(b)
	2000	(b)	(b)	(b)	(b)	(b)	(b)
Putnam VT Utilities Growth and Income
	2004	60	$21.08 to $22.03	1,319	2.34	0.00% to 0.80%	20.87% to 21.85%
	2003	69	$17.44 to $18.08	1,250	4.00	0.00% to 0.80%	24.04% to 25.03%
	2002	83	$14.06 to $14.46	1,197	3.63	0.00% to 0.80%	-24.44% to -23.83%
	2001	101	$18.61 to $18.98	1,915	3.26	0.00% to 0.80%	-22.77% to -22.15%
	2000	119	$24.10 to $24.39	2,902	(a)	(a)	(a)
Putnam VT Voyager
	2004	3,223	$24.20 to $25.41	81,667	0.45	0.00% to 0.80%	4.49% to 5.30%
	2003	3,533	$23.16 to $24.13	85,043	0.64	0.00% to 0.80%	24.18% to 25.16%
	2002	3,791	$18.65 to $19.28	72,929	0.83	0.00% to 0.80%	-26.93% to -26.34%
	2001	3,897	$25.52 to $26.17	101,802	0.11	0.00% to 0.80%	-22.87% to -22.24%
	2000	3,707	$33.09 to $33.65	124,602	(a)	(a)	(a)

(a)	Not provided for 2000
(b)	As this Division was not offered until 2001, this data is not meaningful and is therefore not presented.
(c)	As this Division was not offered until 2002, this data is not meaningful and is therefore not presented.
(d)	As this Division was not offered until 2003, this data is not meaningful and is therefore not presented.
(e)	As this Division was not offered until 2004, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
	The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, as defined in Note 3. Certain
	items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this
	table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

S-78

RELIASTAR LIFE INSURANCE COMPANY
Financial Statements - Statutory Basis
Years ended December 31, 2004 and 2003

Contents

Page
Report of Independent Registered Public Accounting Firm	C-2

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis	C-4
Statements of Operations - Statutory Basis	C-6
Statements of Changes in Capital and Surplus - Statutory Basis	C-7
Statements of Cash Flows - Statutory Basis	C-8
Notes to Financial Statements - Statutory Basis	C-9

C-1

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder
ReliaStar Life Insurance Company

  We have audited the accompanying statutory-basis balance sheets of ReliaStar Life Insurance Company (the "Company," and a wholly owned subsidiary of ING America Insurance Holdings, Inc.), as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance"), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

C-2

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 5, 2005

C-3
RELIASTAR Life Insurance Company
Balance Sheets - Statutory Basis

	December 31
	2004	2003
	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 12,704,457	$ 12,084,537
Preferred stocks	50,508	44,479
Common stocks	1,243	1,072
Subsidiaries	312,928	318,350
Mortgage loans	2,231,587	2,169,371
Real estate, less accumulated depreciation (2004 - $99,733; 2003 - $98,185)	93,582	98,913
Contract loans	663,678	671,241
Other invested assets	310,879	191,167
Cash and short-term investments	181,389	74,739
Total cash and invested assets	16,550,251	15,653,869
Deferred and uncollected premiums, less loading (2004-$20,953; 2003-$20,115)	130,108	160,726
Accrued investment income	156,443	144,744
Reinsurance balances recoverable	164,607	151,965
Data processing equipment, less accumulated
depreciation (2004-$52,805; 2003-$63,702)	492	1,571
Indebtedness from related parties	5,706	2,267
Federal income tax recoverable (including $90,451 and $88,815 net deferred
tax assets at December 31, 2004 and 2003, respectively)	105,000	88,815
Separate account assets	4,386,414	4,368,512
Other assets	25,149	8,960
Total admitted assets	$ 21,524,170	$ 20,581,429

The accompanying notes are an integral part of these financial statements.

C-4

RELIASTAR Life Insurance Company
Balance Sheets - Statutory Basis

	December 31
	2004	2003
	(In Thousands, except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 12,440,023	$ 11,611,490
Accident and health reserves	1,162,954	1,113,314
Deposit type contracts	625,919	693,225
Policyholders' funds	958	802
Dividends left on deposit	16	307
Dividends payable	12,575	15,010
Unpaid claims	410,469	440,749
Total policy and contract liabilities	14,652,914	13,874,897
Interest maintenance reserve	62,026	47,042
Accounts payable and accrued expenses	136,965	150,927
Reinsurance balances due	97,491	95,736
Indebtedness to related parties	25,935	57,383
Contingency reserve	38,038	39,790
Asset valuation reserve	127,226	105,622
Borrowed money	576,613	415,041
Separate account transfers	(257,459)	(269,816)
Other liabilities	147,024	135,552
Separate account liabilities	4,378,905	4,360,753
Total liabilities	19,985,678	19,012,927
Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value;
2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Surplus note	100,000	100,000
Paid-in and contributed surplus	1,272,125	1,272,125
Unassigned surplus	163,867	193,877
Preferred capital stock, less treasury stock, at December 31, 2004 and 2003	(100)	(100)
Total capital and surplus	1,538,492	1,568,502
Total liabilities and capital and surplus	$ 21,524,170	$ 20,581,429
The accompanying notes are an integral part of these financial statements.

C-5
RELIASTAR Life Insurance Company
Statements of Operations - Statutory Basis
	Year ended December 31
	2004	2003
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 3,313,755	$ 3,114,621
Policy proceeds and dividends left on deposit	1,899	1,087
Net investment income	931,789	921,050
Amortization of interest maintenance reserve	4,496	(10,719)
Commissions, expense allowances and reserve adjustments
on reinsurance ceded	68,098	70,894
Miscellaneous income	172,511	179,612
Total premiums and other revenues	4,492,548	4,276,545
Benefits paid or provided:
Death benefits	847,563	798,873
Annuity benefits	142,637	163,286
Surrender benefits	1,522,230	1,435,730
Interest on policy or contract funds	28,685	5,614
Accident and health benefits	399,156	379,273
Other benefits	6,051	4,395
Increase in life, annuity and accident and health reserves	746,086	688,720
Net transfers from separate accounts	(200,390)	(179,705)
Total benefits paid or provided	3,492,018	3,296,186
Insurance expenses:
Commissions	346,012	299,845
General expenses	331,688	330,682
Insurance taxes, licenses and fees, excluding federal income taxes	43,363	37,851
Miscellaneous expenses	16,962	(588)
Total insurance expenses	738,025	667,790
Gain from operations before policyholder dividends, federal income
taxes and net realized capital losses	262,505	312,569
Dividends to policyholders	17,494	20,975
Gain from operations before federal income taxes
and net realized capital losses	245,011	291,594
Federal income tax expense	34,491	58,198
Gain from operations before net realized capital losses	210,520	233,396
Net realized capital losses, net of income tax benefit: 2004 - $21,183 and 2003 - $2,659; and excluding net transfers to the interest maintenance
reserve 2004 - $19,480 and 2003- $26,415	(24,997)	(13,739)
Net income	$ 185,523	$ 219,657
The accompanying notes are an integral part of these financial statements.

C-6

RELIASTAR Life Insurance Company
Statements of Changes in Capital and Surplus - Statutory Basis

	Year ended December 31
	2004	2003
	(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,500	$ 2,500
Preferred capital stock less treasury stock:
Balance at beginning and end of year	-	-
Surplus note:
Balance of beginning and end of year	100,000	100,000
Paid-in and contributed surplus:
Balance at beginning of year	1,272,125	1,272,125
Unassigned surplus:
Balance at beginning of year	193,877	(17,000)
Net income	185,523	219,657
Change in net unrealized capital gains and losses	26,860	46,662
Change in nonadmitted assets	(2,755)	13,158
Change in liability for reinsurance in unauthorized companies	7,016	(4,424)
Change in asset valuation reserve	(21,604)	(31,792)
Change in reserve on account of change in valuation basis	-	6,987
Other changes in surplus in separate account statement	1,078	2,538
Change in net deferred income tax	3,432	(39,162)
Change in surplus as a result of reinsurance	(2,237)	(5,719)
Dividends to stockholder	(220,000)	(2,000)
Additional minimum pension liability	(9,323)	-
Other changes	2,000	4,972
Balance at end of year	163,867	193,877
Total capital and surplus	$ 1,538,492	$ 1,568,502

The accompanying notes are an integral part of these financial statements.

C-7
RELIASTAR Life Insurance Company
Statements of Cash Flows - Statutory Basis
	Year ended December 31
	2004	2003
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$ 3,355,022	$ 2,815,933
Net investment income received	1,007,258	1,108,729
Commission, expenses paid and miscellaneous expenses	(790,086)	(620,354)
Benefits paid	(2,921,144)	(2,629,668)
Net transfers from separate accounts	198,417	139,817
Dividends paid to policyholders	(20,220)	(22,680)
Federal income taxes paid	(102,973)	(138,342)
Other revenues	291,086	261,508
Net cash provided by operations	1,017,360	914,943
Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	13,174,427	14,661,328
Stocks	3,014	33,828
Mortgage loans	261,420	216,855
Real estate	2,869	260
Other invested assets	40,585	20,579
Net (loss) gain on cash and short-term investments	(21,542)	871
Miscellaneous proceeds	38,761	749
Net proceeds from sales, maturities, or repayments of investments	13,499,534	14,934,470
Cost of investments acquired:
Bonds	13,867,680	15,357,341
Stocks	7,442	2,208
Mortgage loans	318,843	454,559
Real estate	713	754
Other invested assets	194,964	33,050
Miscellaneous applications	2,813	52,050
Total cost of investments acquired	14,392,455	15,899,962
Net change in contract loans	(7,563)	(8,163)
Net cash used in investment activities	(885,358)	(957,329)
Financing and miscellaneous activities
Cash provided (used):
Borrowed money	161,556	(69,041)
Net deposits on deposit-type contract funds	74,775	49,832
Dividends to stockholder	(220,000)	-
Other uses	(41,683)	(4,690)
Net cash used in financing and miscellaneous activities	(25,352)	(23,899)
Net change in cash and short-term investments	106,650	(66,285)
Cash and short-term investments:
Beginning of year	74,739	141,024
End of year	$ 181,389	$ 74,739

The accompanying notes are an integral part of these financial statements.

C-8
RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

1. Nature of Operations and Significant Accounting Policies

  ReliaStar Life Insurance Company (the "Company") is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion"), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). ING AIH's ultimate parent is ING Groep, N.V. ("ING"), a global financial services company based in The Netherlands. The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

  An affiliate, Security-Connecticut Life Insurance Company ("Security-Connecticut"), merged with and into the Company on October 1, 2003. The transaction was approved by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance") and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Security-Connecticut. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net income, and other surplus adjustments for the nine months ended September 30, 2003 were $2,626,600, $87,900,000 and $72,900,000, respectively, for the Company and $272,800,000, $17,600,000 and ($2,500,000), respectively, for Security-Connecticut.

Basis of Presentation

  The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

  The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance, which practices differ from U.S. generally accepted accounting principles ("GAAP"). The most significant variances from GAAP are as follows:

  Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

C-9

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  In addition, the Company invests in structured securities, including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

  For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book value. The asset is then written down to fair value. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

  Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of these properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

  Statement of Statutory Accounting Principles ("SSAP") No. 31, Derivative Instruments, applies to derivative transactions prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative Instruments and Hedging, for derivative transactions entered into or modified on or after January 1, 2003. Under this guidance, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of stockholders' equity rather than to income as required for fair value hedges.

  Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

C-10

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the related adjustment for federal income taxes.

  Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

  Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates, and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral or interest maintenance reserve ("IMR") is reported as a liability in the accompanying balance sheets.

  Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

  Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

  The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

  Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

C-11

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

  Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

  Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

  Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

C-12

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

  Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

  Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

  Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

  Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

  Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Participation Fund Account

  On January 3, 1989, the Minnesota Division of Insurance approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

C-13

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $305,927,000 as of December 31, 2004) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the interest method.

  Single class and multi-class mortgage backed/asset backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

  Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the SVO.

  Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with the adjustment for federal income taxes.

  The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near-term prospects of the issuer,

C-14

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  future economic conditions and market forecasts, and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

  The Company uses derivatives such as interest rate swaps, caps and floors, forwards and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

  Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

  Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

  All derivatives are reported at amortized cost with the exception of S&P Options. S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

  The Company's insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company's noninsurance subsidiaries are reported at the GAAP-basis of their net assets. Dividends from subsidiaries are included in net investment income. The total net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

Mortgage loans are reported at amortized cost, less allowance for impairments.

C-15

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Contract loans are reported at unpaid principal balances.

  Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

  For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

  The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates. At December 31, 2004 and 2003, the Company had loaned securities (which are reflected as invested assets on the balance sheets) with a market value of approximately $153,596,000 and $21,819,000, respectively.

Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets on the balance sheets, are reported at the underlying audited GAAP equity of the investee.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are determined using the first-in first-out method.

Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less.

C-16

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Aggregate Reserve for Life Policies and Contracts

  Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.0% to 13.25%.

  The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in the valuation of substandard policies are as follows:

  For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

  For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

  The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Division of Insurance, is $16,766,849,000 and $17,079,672,000 at December 31, 2004 and December 31, 2003, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $519,815,000 and $340,363,000 at December 31, 2004 and December 31, 2003, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

  The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

C-17

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Reinsurance

  Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Real Estate and Electronic Data Processing Equipment

  Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful life of the assets.

Participating Insurance

  Participating business approximates less than 1.0% of the Company's ordinary life insurance in force and 7.6% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividend expense of $17,494,000 and $20,975,000 was incurred in 2004 and 2003, respectively.

Pension Plans

  The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

C-18

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

	December 31
	2004	2003
	(In Thousands)
Bonds	$ 6,500	$ 2,034
Deferred and uncollected premium	3,295	4,441
Net deferred tax asset	224,538	229,550
Electronic data processing equipment and software	844	3,292
Furniture and equipment	4,994	7,489
Health care and other amounts receivable	1,630	1,439
Aggregate write-ins for other than invested assets	7,282	7,138
Other	15,868	6,813
Total nonadmitted assets	$ 264,951	$ 262,196

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses

  Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2004. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2004.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments with a maturity of less than one year at the date of acquisition.

Separate Accounts

  Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

C-19

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

  Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $14.3 million and $21.3 million at December 31, 2004 and 2003, respectively. The operations of the separate accounts are not included in the accompanying statements of operations.

Reclassifications

Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2004 financial statement presentation.

2. Permitted Statutory Basis Accounting Practices

  The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Division of Insurance. The Minnesota Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

  The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2004 and 2003, the Company had no such permitted accounting practices.

C-20

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

3. Investments
The amortized cost and fair value of bonds and equity securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2004:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 138,912	$ 1,460	$ 1,903	$ 138,469
States, municipalities, and political
subdivisions	18,144	571	118	18,597
Foreign government	213,994	19,516	863	232,647
Foreign other	1,418,206	59,430	7,563	1,470,073
Public utilities securities	1,184,139	65,415	3,612	1,245,942
Corporate securities	4,552,939	212,062	17,346	4,747,655
Residential-backed securities	3,284,512	41,525	50,488	3,275,549
Commercial mortgage-backed
securities	807,576	30,971	2,448	836,099
Other asset-backed securities	1,093,041	29,460	15,423	1,107,078

Total fixed maturities	12,711,463	460,410	99,764	13,072,109
Preferred stocks	50,508	413	-	50,921
Common stocks	900	442	99	1,243
Total equity securities	51,408	855	99	52,164
Total	$ 12,762,871	$ 461,265	$ 99,863	$ 13,124,273

C-21

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
At December 31, 2003:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 291,926	$ 716	$ 2,601	$ 290,041
States, municipalities, and political
subdivisions	19,685	594	303	19,976
Foreign government	206,351	19,965	320	225,996
Foreign other	1,016,479	53,285	14,258	1,055,506
Public utilities securities	965,279	65,016	5,597	1,024,698
Corporate securities	4,876,884	278,679	32,599	5,122,964
Residential-backed securities	2,998,019	62,076	43,204	3,016,891
Commercial mortgage-backed
securities	618,813	40,864	1,844	657,833
Other asset-backed securities	1,097,221	41,266	26,330	1,112,157

Total fixed maturities	12,090,657	562,461	127,056	12,526,062
Preferred stocks	44,624	67	704	43,987
Common stocks	900	282	110	1,072
Total equity securities	45,524	349	814	45,059
Total	$ 12,136,181	$ 562,810	$ 127,870	$ 12,571,121

Reconciliation of bonds from amortized cost to carrying value as of December 31, 2004 and 2003 is as follows:

	December 31
	2004	2003
	(In Thousands)
Amortized cost	$ 12,711,463	$ 12,090,657
Less nonadmitted bonds	(7,006)	(6,120)
Carrying value	$ 12,704,457	$ 12,084,537

C-22

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

As of December 31, 2004, the aggregate fair values of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
	Less than	months and less
	6 months	than 12 months	More than 12
	below cost	below cost	months below cost	Total
(In Thousands)
Fair value	$ 1,854,837	$ 1,363,630	$ 704,109	$ 3,922,576
Unrealized loss	20,453	29,338	49,973	99,764

  Of the unrealized losses less than 6 months in duration of $20,453,000, there was $17,489,000 as of December 31, 2004, related to securities under the guidance prescribed by SSAP No. 43 Loan-backed and Structured Securities. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $1,522,610,000. The remaining unrealized losses of $2,964,000 are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected.

  Of the losses more than 6 months and less than 12 months in duration of $29,338,000, there was $22,365,000 as of December 31, 2004, related to securities reviewed for impairment under the guidance prescribed by SSAP No. 43. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $1,116,867,000. The remaining unrealized losses of $6,973,000 are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected.

  Of the losses more than 12 months in duration of $49,973,000, there was $41,366,000 as of December 31, 2004, related to securities reviewed for impairment under the guidance prescribed by SSAP No. 43. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $563,402,000. The remaining unrealized losses of $8,607,000 are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected.

  The amortized cost and fair value of investments in bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

C-23

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$ 257,254	$ 262,024
Due after 1 year through 5 years	2,576,424	2,662,437
Due after 5 years through 10 years	2,792,865	2,920,555
Due after 10 years	1,899,791	2,008,367
Total	7,526,334	7,853,383
Residential-backed securities	3,284,512	3,275,549
Commercial mortgage-backed securities	1,093,041	1,107,078
Other asset-backed securities	807,576	836,099
Total	$ 12,711,463	$ 13,072,109

  At December 31, 2004, investments in certificates of deposit and bonds, with an admitted asset value of $195,750,000, were on deposit with state insurance departments to satisfy regulatory requirements.

Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $6,804,502,000 and $8,252,957,000 in 2004 and 2003, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows:

	December 31
	2004	2003
	(In Thousands)
Realized capital gains	$ 15,666	$ 15,335
Less amount transferred to IMR (net of related taxes of
$10,489 in 2004 and $14,223 in 2003)	(19,480)	(26,415)
Less federal income taxes on realized capital gains	(21,183)	(2,659)
Net realized capital losses	$ (24,997)	$ (13,739)

C-24

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2004	2003
	(In Thousands)
Income:
Equity securities - affiliated	$ 27,942	$ 27,600
Equity securities - unaffiliated	3,137	3,060
Bonds	748,100	742,698
Mortgage loans	164,827	154,819
Derivatives	(4,579)	3,160
Contract loans	45,131	34,862
Company-occupied property	23,744	14,826
Other	13,651	28,613
Total investment income	1,021,953	1,009,638
Investment expenses	(90,164)	(88,588)
Net investment income	$ 931,789	$ 921,050

  The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $444,994,000 and $398,538,000 at December 31, 2004 and 2003, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $445,262,000 and $398,479,000 and fair value of $445,975,000 and $400,498,000 at December 31, 2004 and 2003, respectively. The securities have a weighted average coupon rate of 5.5% and have maturities ranging from December 2019 through December 2034. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2004. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

  The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same securities in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment on interest at a rate of 1.45%. The agreements mature prior to the end of January 2005. As of December 31, 2004 and 2003, the amount outstanding on these agreements was $131,600,000 and $16,500,000, respectively. The securities underlying these agreements are mortgage-backed securities with a book value of $133,186,000 and $16,164,000 and fair value of $133,873,000 and $16,811,000 at December 31, 2004 and 2003, respectively. The securities have a weighted average coupon rate of 5.0% and have maturities ranging from October 2015 through January 2035.

C-25

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  The maximum and minimum lending rates for long-term mortgage loans during 2004 were 6.58% and 3.55%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

  The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 75.5% on commercial properties. As of December 31, 2004, the Company held no mortgages with interest more than 180 days overdue. No interest was past due as of December 31, 2004.

The Company had impaired mortgage loans without an allowance for credit losses of $836,000 and $6,420,000 as of December 31, 2004 and 2003, respectively.

  In the course of the Company's asset management activities, securities are sold and reacquired within 30 days of the sale date to enhance the Company's return on its investment portfolio or to manage interest rate risk. The table below summarizes the number of transactions, the book value, and the gain or loss of the Company's financial instruments with respect to securities sold and reacquired within 30 days of the sale date as of and for the year ended December 31, 2004:

			Cost of
	Number of		Securities
Bonds	Transactions	Book Value	Repurchased	Gain
	(In Thousands)
NAIC 3	11	$ 12,912	$ 17,022	$ 321
NAIC 4	2	2,000	2,000	17

4. Derivative Financial Instruments Held for Purposes Other than Trading

  The Company utilizes derivatives such as swaps, caps, floors, and options to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are in accordance with the requirements set forth in SSAP No. 86.

  The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount.

C-26

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

  The Company uses S&P Options to hedge against an increase in the S&P Index. Such increases result in increased reserve liabilities, and the options offset this increased expense. The options are accounted for in a consistent manner with the underlying reserve liabilities, which are carried at fair value with the change in value recorded in the statements of operations. If the options mature in the money, the amount received is recorded in income to offset the increased expense for the reserve liabilities.

  Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

  Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

  Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated, or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

  The Company is exposed to credit loss in the event of nonperformance by counterparties on derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

C-27

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2004 and 2003:

	Notional	Carrying	Fair
	Amount	Value	Value
	(In Thousands)
December 31, 2004
Interest rate contracts:
Swaps	$ 1,173,426	$ 97	$ (9,456)
Caps owned	100,000	321	-
Options owned	75,789	5,042	5,042
Forwards owned	65,293	(808)	(808)
Total derivatives	$ 1,414,508	$ 4,652	$ (5,222)

December 31, 2003
Interest rate contracts:
Swaps	$ 369,203	$ -	$ (4,313)
Caps owned	375,000	2,067	63
Options owned	72,204	6,270	6,270
Forwards owned	66,714	323	323
Total derivatives	$ 883,121	$ 8,660	$ 2,343

5. Concentrations of Credit Risk

  The Company held less-than-investment-grade corporate bonds with an aggregate book value of $700,190,000 and $926,069,000 and an aggregate market value of $734,880,000 and $949,663,000 at December 31, 2004 and 2003, respectively. Those holdings amounted to 5.5% of the Company's investments in bonds and 4.1% of total admitted assets at December 31, 2004. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

  The Company held unrated bonds of $403,776,000 and $200,056,000, with an aggregate NAIC market value of $406,939,000 and $196,679,000 at December 31, 2004 and 2003, respectively. The carrying value of these holdings amounted to 3.2% of the Company's investment in bonds and 2.4% of the Company's total admitted assets at December 31, 2004.

  At December 31, 2004, the Company's commercial mortgages involved a concentration of properties located in California (18.8%) and Washington (6.6%). The remaining commercial mortgages relate to properties located in 36 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $38,559,000.

C-28

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

6. Annuity Reserves

  At December 31, 2004 and 2003, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(In Thousands)
December 31, 2004
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 366,073	3.0%
At book value less surrender charge	1,521,063	12.4
At fair value	2,895,908	23.6
Subtotal	4,783,044	39.0
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	6,647,953	54.3
Not subject to discretionary withdrawal	821,070	6.7
Total annuity reserves and deposit fund liabilities
before reinsurance	12,252,067	100.0%
Less reinsurance ceded	13,042
Net annuity reserves and deposit fund liabilities	$ 12,239,025

December 31, 2003
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 354,927	3.0%
At book value less surrender charge	1,858,390	15.9
At fair value	2,945,708	25.1
Subtotal	5,159,025	44.0
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	5,709,734	48.8
Not subject to discretionary withdrawal	841,734	7.2
Total annuity reserves and deposit fund liabilities
before reinsurance	11,710,493	100.0%
Less reinsurance ceded	13,899
Net annuity reserves and deposit fund liabilities	$ 11,696,594

  Of the total net annuity reserves and deposit fund liabilities at December 31, 2004 of $12,239,025,000, $9,165,951,000 is included in the general account, and $3,073,074,000 is included in the separate account at December 31, 2004.

C-29

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

7. Employee Benefit Plans
Pension Plan and Postretirement Benefits

  Effective December 31, 2001 the qualified plan of the Company, along with certain other U.S. subsidiaries of ING AIH, were merged into one plan which will be recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

	Pension Benefits		Other Benefits
	2004	2003	2004	2003
	(In Thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$ 38,254	$ 30,107	$ 12,005	$ 18,384
Service cost	-	-	1,530	1,326
Interest cost	2,296	1,952	732	1,183
Contribution by plan participants	-	-	1,527	1,419
Actuarial (loss) gain	(5,741)	8,997	3,571	(7,203)
Benefits paid	(2,838)	(2,802)	(2,989)	(3,104)
Benefit obligation at end of year	$ 31,971	$ 38,254	$ 16,376	$ 12,005

Change in plan assets
Fair value of plan assets at beginning of year	$ -	$ -	$ -	$ -
Employer contributions	2,838	2,802	1,462	1,685
Plan participants' contributions	-	-	1,527	1,419
Benefits paid	(2,838)	(2,802)	(2,989)	(3,104)
Fair value of plan assets at end of year	$ -	$ -	$ -	$ -

Funded status	$ (31,971)	$ (38,254)	$ (16,376)	$ (12,005)
Unamortized prior service credit	(35)	(40)	(2,175)	(2,107)
Unrecognized net gains / (loss)	9,366	16,208	(1,705)	(5,692)
Remaining net obligation	18,341	19,488	-	-
Total funded status	$ (4,299)	$ (2,598)	$ (20,256)	$ (19,804)

C-30

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Component of net periodic benefit cost
Service cost	$ -	$ -	$ 1,530	$ 1,326
Interest cost	2,296	1,952	732	1,183
Expected return on plan assets	-	-	-	-
Amortization of unrecognized transition
obligations or transition asset	1,144	1,146	-	-
Amount of unrecognized gains (losses)	1,101	194	(454)	87
Amount of prior service cost recognized	(5)	(5)	68	68
Temporary deviation cost	-	-	39	-
Total net periodic benefit cost	$ 4,536	$ 3,287	$ 1,915	$ 2,664

	Pension Benefits		Other Benefits
	2004	2003	2004	2003
	(In Thousands)
Amounts recognized in the statement of
operations consist of:
Accrued benefit cost	$ (31,956)	$ (37,867)	$ (20,256)	$ (19,804)
Intangible assets	18,333	19,448	-	-
Surplus adjustment for additional minimum
pension liability	9,324	15,821	-	-
Net amount recognized	$ (4,299)	$ (2,598)	$ (20,256)	$ (19,804)

  In addition, the Company had pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2004 and 2003 in the amount of $3,802,000 and $11,049,000, respectively.

Assumptions used in determining the accounting for the defined benefit plans and other benefit plan as of December 31, 2004 and 2003 were as follows:

	2004	2003

Weighted-average discount rate	6.00%	6.25%
Rate of increase in compensation level	4.00%	3.75%
Expected long-term rate of return on assets	8.25%	8.75%

  The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5% over 6 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2004 by $259,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2004 by $248,000.

C-31

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

401(k) Plan

  The ING Savings Plan and ESOP is a defined contribution plan sponsored by ING AIH, which is available to substantially all home office employees. Participants may make contributions to the plan through salary reductions up to a maximum of $13,000 for 2004 and $12,000 for 2003. Such contributions are not currently taxable to the participants. ING AIH matches up to 6% of pre-tax eligible pay at 100% and allocates expenses to the Company for their portion of the match. Amounts allocated to the Company related to this plan were $5,731,000 and $4,278,000 for 2004 and 2003, respectively.

8. Separate Accounts

  Separate account assets and liabilities primarily represent funds segregated by the Company for the benefit of certain policy and contract holders, who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid or payable to the separate account policy and contract holders.

The general nature and characteristics of the separate account business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
(In Thousands)
December 31, 2004
Premium, consideration or deposits for the year	$ -	$ 531,858	$ 531,858

Reserves for separate accounts with assets at:
Fair value	$ 168,016	$ 3,992,672	$ 4,160,688
Amortized cost	-	-	-
Total reserves	$ 168,016	$ 3,992,672	$ 4,160,688

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 168,016	$ -	$ 168,016
At market value	-	3,977,174	3,977,174
Subtotal	168,016	3,977,174	4,145,190

Not subject to discretionary withdrawal	-	15,498	15,498
Total separate account liabilities	$ 168,016	$ 3,992,672	$ 4,160,688

C-32

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
(In Thousands)
December 31, 2003
Premium, consideration or deposits for the year	$ -	$ 331,182	$ 331,182

Reserves for separate accounts with assets at:
Fair value	$ -	$ 3,916,434	$ 3,916,434
Amortized cost	174,758	-	174,758

Total reserves	$ 174,758	$ 3,916,434	$ 4,091,192

Reserves for separate accounts by
withdrawal characteristics:
Subject to descretionary withdrawal:
With market value adjustment	$ 174,758	$ -	$ 174,758
At market value	-	3,893,950	3,893,950
Subtotal	174,758	3,893,950	4,068,708

Not subject to discretionary withdrawal	-	22,484	22,484
Total separate account liabilities	$ 174,758	$ 3,916,434	$ 4,091,192

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	2004	2003
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 534,265	$ 334,233
Transfers from separate accounts	(735,510)	(518,851)
Net transfers from separate accounts	(201,245)	(184,618)

Reconciling adjustments:
Miscellaneous transfers	855	4,913
Transfers as reported in the statements of operations	$ (200,390)	$ (179,705)

C-33

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

9. Reinsurance

  The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $564,289,000 and $610,961,000 for the years ended December 31, 2004 and 2003, respectively.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	December 31
	2004	2003
	(In Thousands)

Premiums	$ 402,496	$ 366,893
Benefits paid or provided	347,818	320,630
Policy and contract liabilities at year end	2,007,190	1,659,984

10. Federal Income Taxes

  The Company and its subsidiaries file a consolidated federal income tax return. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

The components of the net deferred tax assets are as follows:

	December 31
	2004	2003
	(In Thousands)
Total deferred tax assets	$ 429,428	$ 411,332
Total deferred tax liabilities	(114,439)	(92,967)

Net deferred tax assets	314,989	318,365
Deferred tax asset nonadmitted	(224,538)	(229,550)
Net admitted deferred tax asset	$ 90,451	$ 88,815
Decrease in nonadmitted asset	$ 5,012	$ 18,090

C-34

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Current income taxes incurred consist of the following major components:

	Year ended December 31
	2004	2003
	(In Thousands)
Federal taxes on operations	$ 34,491	$ 58,198
Federal taxes on capital gains	21,183	2,659
Total current taxes incurred	$ 55,674	$ 60,857

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2004	2003
	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 123,201	$ 124,142
Insurance reserves	166,983	145,537
Investments	37,959	33,000
Compensation and benefits	39,325	26,278
Due and deferred premium	19,668	-
Nonadmitted assets and other surplus items	13,313	21,623
Unrealized loss on investments	6,551	-
Litigation accruals	2,430	13,927
Costs of collection and loading	-	4,440
Other	19,998	42,385
Total deferred tax assets	429,428	411,332
Deferred tax assets nonadmitted	(224,538)	(229,550)
Admitted deferred tax assets	204,890	181,782

Deferred tax liabilities resulting from book/tax differences in:
Investments	20,039	13,599
Due and deferred premium	49,193	42,075
Depreciable assets	26,030	26,815
Unrealized gain on investments	12,977	6,169
Insurance reserves	3,696	1,088
Other	2,504	3,221
Total deferred tax liabilities	114,439	92,967
Net admitted deferred tax asset	$ 90,451	$ 88,815

C-35

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

The change in net deferred income taxes is comprised of the following:

	December 31
	2004	2003	Change
	(In Thousands)
Total deferred tax assets	$ 429,428	$ 411,332	$ 18,096
Total deferred tax liabilities	(114,439)	(92,967)	(21,472)
Net deferred tax asset	$ 314,989	$ 318,365	$ (3,376)
Remove current year change in unrealized gains			6,808
Change in net deferred income tax			3,432
Remove other items in surplus:
Additional minimum pension liability			(3,263)
Current year change in non-admitted assets			(1,085)
Other			3,039
Change in deferred taxes for rate reconciliation			$ 2,123

  The provision for federal income taxes incurred and change in deferred taxes is different from that which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes. The significant items causing this difference are:

Year Ended
December 31, 2004
(In Thousands)
Ordinary income	$ 245,011
Capital gains	(3,814)
Total pre-tax book income	$ 241,197
Provision computed at statutory rate	$ 84,419
Refinement of current tax balances	(13,606)
Refinement of deferred tax balances	(9,281)
Dividends received deduction	(12,668)
Interest Maintenance Reserve	5,244
Other	(557)
Total	$ 53,551
Federal income taxes incurred	$ 55,674
Change in net deferred income taxes	(2,123)
Total statutory income taxes	$ 53,551

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $14,143,000 and $100,559,000 from 2004 and 2003, respectively.

C-36

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

The Company has a receivable of $14,549,000 and a payable of $32,750,000 at December 31, 2004 and 2003, respectively, for federal income taxes under the intercompany tax sharing agreement.

  Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders' Surplus Account. This deferred income only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders' Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Company's Policyholders' Surplus Account accumulated balance of $32,641,000.

11. Investment in and Advances to Subsidiaries

  The Company has two wholly owned insurance subsidiaries at December 31, 2004, ReliaStar Life Insurance Company of New York ("RNY") and ReliaStar Reinsurance Group "UK" LTD. The Company also has two wholly owned noninsurance subsidiaries: NWNL Benefits Corporation and Norlic, Inc. and one partially owned noninsurance subsidiary Superior Vision Services ("SVS").

Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

	December 31
	2004	2003
	(In Thousands)
Preferred stock (cost $0 in 2004 and $4,664 in 2003)	$ -	$ 4,664
Common stock (cost $216,223 in 2004 and $213,573 in 2003)	312,928	313,686

Summarized financial information for these subsidiaries is as follows:

	December 31
	2004	2003
	(In Thousands)
Revenues	$ 424,758	$ 367,867
Income before net realized gains on investments	30,414	52,473
Net income	27,976	52,502
Admitted assets	2,733,665	2,712,832
Liabilities	2,427,479	2,399,298

C-37

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

The Company received cash dividends from its subsidiaries, RNY and SVS of $27,200,000 and $742,108 in 2004 and $25,500,000 and $0 in 2003, respectively.

  On February 27, 2004, the Company redeemed 44,350 shares of Preferred Series A SVS stock for cash at no gain or loss. In addition, the Company converted 738,161 shares of Preferred Series B SVS stock for 738,161 of common stock.

12. Capital and Surplus

  Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2,000,000. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

  Lion loaned $100,000,000 to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for U.S. Treasury Bonds payable semi-annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2004 and 2003, interest paid totaled $4,600,000 each year. There is no accrued interest for the years ended December 31, 2004 and 2003.

  On December 29, 2004, ING USA Annuity and Life Insurance Company ("ING USA") issued a 6.25% surplus note in the amount of $175,000,000 to the Company. The note matures on December 29, 2034. Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debt owed to all other classes of debtors, other than surplus note holders, of the Company in the event of (1) the institution of bankruptcy, reorganization, insolvency or liquidation proceedings by or against the Company, or (2) the appointment of a Trustee, receiver or other Conservator for a substantial part of the Company's properties. Any payment of principal and/or interest made is subject to the prior approval of the Minnesota Division of Insurance. For the year ended December 31, 2004, there was no interest paid or accrued.

  Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

C-38

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

13. Fair Values of Financial Instruments

  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

  Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

	December 31
	2004		2003
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)
Assets:
Bonds	$ 12,704,457	$ 13,072,109	$ 12,084,537	$ 12,526,062
Preferred stocks	50,508	50,921	44,479	43,987
Unaffiliated common stocks	1,243	1,243	1,072	1,072
Mortgage loans	2,231,587	2,355,664	2,169,371	2,360,151
Contract loans	663,678	663,678	671,241	671,241
Derivative securities	4,652	(5,222)	8,660	2,343
Short-term investments	139,395	139,395	23,908	23,908
Cash	41,994	41,994	50,831	50,831
Indebtedness from related parties	5,706	5,706	2,267	2,267
Separate account assets	4,386,414	4,386,414	4,368,512	4,368,512
Receivable for securities	754	754	37,928	37,928
Liabilities:
Individual and group annuities	8,493,290	8,481,154	7,813,260	7,746,805
Deposit-type contracts	603,626	607,460	670,907	614,891
Policyholder dividends	22,292	22,292	22,318	22,318
Indebtedness to related parties	25,935	25,935	57,383	57,383
Separate account liabilities	3,079,591	3,079,591	1,714,477	1,714,477
Payable for securities	1,429	1,429	1,429	1,429

C-39

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

  Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2.1% and 18.0% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2004 and 2003 is $13,429,388,000 and $12,478,443,000, respectively.

  Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balances. Fair values are based on independent pricing sources.

  Derivative financial instruments: Fair values for on-balance sheet derivative financial instruments (caps, options and floors) and off-balance sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

  Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

C-49

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values of the contracts. The carrying values of other policyholder liabilities, including individual and group annuities, policyholder dividends and deposit-type contracts, approximate their fair values.

The carrying value of all other financial instruments approximates their fair value.

14. Commitments and Contingencies

  The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of pending lawsuits will not have a materially adverse effect on the Company's operations or financial position.

Regulatory Matters

  As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Fund Regulatory Issues

  Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares, revenue sharing and directed brokerage, compensation, sales practices and suitability, arrangements with service providers, pricing, compliance and controls, and adequacy of disclosure.

  In addition to responding to governmental and regulatory requests on fund regulatory issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

C-41

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in reports previously filed by affiliates of the Company with the Securities and Exchange Commission ("SEC") pursuant to the Securities Exchange Act of 1934, as amended.

  An affiliate of the Company, ING Funds Distributors, LLC ("IFD") has received notice from the staff of the National Association of Securities Dealers ("NASD") that the staff has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and federal securities laws in connection with frequent trading arrangements.

  Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to the Company or certain affiliates before concluding their investigation of ING relating to fund trading. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of such action will have a material adverse effect on ING or ING's U.S.-based operations, including the Company.

  ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING's U.S.-based operations, including the Company.

Other Regulatory Matters

  The New York Attorney General and other regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives, potential conflicts of interest, potential anti-competitive activity, marketing practices, certain financial reinsurance arrangements, and disclosure. It is likely that the scope of these investigations will further broaden before the investigations are concluded. U.S. affiliates of ING have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

C-42

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Purchase Commitments

As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

	December 31
	2004	2003
	(In Thousands)
Investment purchase commitments	$ 203,433	$ 142,518

Operating Leases

  The Company leases office space under various noncancelable operating lease agreements that expire through January 2009. Rental expense for 2004 and 2003 was approximately $10,028,000 and $12,030,000, respectively.

At December 31, 2004, the minimum aggregate rental commitments under operating leases for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments

2005	$ 8,249,000
2006	7,825,000
2007	7,313,000
2008	6,948,000
2009	1,703,000
Thereafter	1,000

Certain rental commitments have renewal options extending through the year 2010 subject to adjustments in future periods.

At December 2004, the Company had committed to provide additional capital contributions of $36,507,000 in partnerships reported in other invested assets on the balance sheets.

C-43

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

Lessor Leases

  The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment. The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property. The cost of these properties are $145,682,000 at December 31, 2004, with accumulated depreciation of $78,336,000.

Future minimum lease payment receivables under non-cancelable operating leasing arrangements as of December 31, 2004 are as follows:

Year ending	Future minimum Lease
December 31	Payment Receivables
2005	$ 9,862,000
2006	7,484,000
2007	6,273,000
2008	4,152,000
2009	1,223,000
Thereafter	38,000

  Contingent rentals included in income for the years ended December 31, 2004 and December 31, 2003 amounted to $11,906,000 and $13,622,000, respectively. The net investment is classified as real estate.

15. Financing Agreements

  The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 30, 2005, the Company can borrow up to $125,000,000 from the Bank. Interest on any Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225%, or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $7,000 and $16,000 for the years ended December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, the Company had no amount payable to the Bank.

C-44

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  The Company maintains a revolving loan agreement with Bank of New York ("BONY"). Under this agreement, the Company can borrow up to $100,000,000 from BONY. Interest on any Company borrowing accrues at an annual rate equal to: (1) the cost of funds for BONY for the period applicable for the advance plus .35%, or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $0 and $7,000 for the years ended December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, the Company had no amounts payable to BONY.

  The Company borrowed $2,428,006,000 and repaid $2,428,006,000 in 2004 and borrowed $1,899,331,000 and repaid $1,899,331,000 in 2003. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase agreements. Interest paid on borrowed money was $240,000 and $268,000 during 2004 and 2003, respectively.

  The Company is the beneficiary of letters of credit totaling $872,711,000; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2004 and 2003.

16. Related Party Transactions
Affiliates

  Management and services contracts and all cost sharing arrangements with other affiliated ING U.S. life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

  Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid under these agreements was $167,979,000 and $125,174,000 for the years ended December 31, 2004 and 2003, respectively.

  Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset/liability management services. Total fees under the agreement were approximately $48,142,000 and $44,759,000 for the years ended December 31, 2004 and 2003, respectively.

C-45

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

  Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to $324,258,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus .15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $126,000 and $245,000 and interest income of $1,017,000 and $423,000 for the years ended December 31, 2004 and 2003, respectively. At December 31, 2004, the Company had no amounts payable to ING AIH and $75,000,000 receivable from ING AIH.

  Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

  Customer Services Agreement: The Company has entered into a services agreement with ING Financial Advisors ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair value and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

  Guarantee Agreement: The Company, effective January 2002, entered into a Guarantee Agreement with two other ING affiliates whereby it is jointly and severally liable for a $250,000,000 obligation of another ING affiliate, Security Life of Denver International Limited ("SLDI"). The Company's Board of Directors approved this transaction on April 25, 2002. The two other affiliated life insurers were Security-Connecticut (subsequently merged into the Company on October 1, 2003), and Security Life of Denver Insurance Company. The joint and several guarantees of the two insurers are capped at $250,000,000.

  Assets and liabilities, and the related revenues and expenses recorded as a result of transactions and agreements with affiliates, may not be the same as those recorded if the Company was not a wholly-owned subsidiary of its parent.

C-46

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

17. Guaranty Fund Assessments

  Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

  The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations ("NOLHGA") and the amount of premiums written in each state. The Company has recorded $2,017,000 and $2,637,000 for this liability as of December 31, 2004 and 2003, respectively. The Company has also recorded an asset of $3,120,000 and $21,000 as of December 31, 2004 and 2003, respectively, for future credits to premium taxes for assessments already paid.

18. Unpaid Accident and Health Claims
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

The liability for unpaid accident and health claims and claim adjustment expenses is included in Accident and Health Reserves and Unpaid Claims.

	2004	2003
	(In Thousands)

Balance at January 1	$ 1,283,283	$ 1,186,221
Less reinsurance recoverables	40,164	46,197
Net balance at January 1	1,243,119	1,140,024

Incurred related to:
Current year	398,300	486,373
Prior years	42,419	(25,417)
Total incurred	440,719	460,956

Paid related to:
Current year	267,990	203,752
Prior years	147,528	154,109
Total paid	415,518	357,861

Net balance at December 31	1,268,320	1,243,119
Plus reinsurance recoverables	58,258	40,164
Balance at December 31	$ 1,326,578	$ 1,283,283

C-47

RELIASTAR Life Insurance Company
Notes to Financial Statements - Statutory Basis

19. September 11 Events

  The terrorist attacks of September 11, 2001 (the September 11 events), resulted in a tremendous loss of life and property. Secondarily, those events interrupted the business activities of many entities and disrupted the U.S. economy at many levels. In the past, businesses have incurred losses as a result of catastrophes such as earthquakes, hurricanes and even other terrorist attacks. However, the September 11 events are unprecedented in the United States in terms of the magnitude of the losses incurred and the number of entities affected. The following disclosures relating to the September 11 events are required:

  As of December 31, 2004, the Company had estimated gross reinsurance claims of approximately $124.6 million for personal accident coverage, $201.3 million for workers compensation coverage and retrocession recoveries of $103.4 million for net incurred claims of $222.5 million from the events of September 11, 2001. The remaining retrocession recoveries at December 31, 2004, were approximately $32.0 million.

  The Company realizes there is still uncertainty regarding claim submissions and the number of occurrences from the events of September 11, 2001, but is comfortable with the current claim reserve reported as of December 31, 2004.

  The September 11, 2001, impact is based on Company estimates using information obtained from ceding companies and an external consultant. It is reasonably possible that a change in the Company's estimate will occur in the near term but the possible range of change cannot be determined.

The Company does not have any environmental remediation obligations.

C-48

333-47094	April 2005
PART C
OTHER INFORMATION

Item 26	Exhibits

(a)

  Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL") establishing the SelectHLife Variable Account. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.
(c)	(1)

  Amendment to Distribution Services Agreement dated March 7, 2002 between ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration on Form N-6, File No. 333-105319, as filed on April 17, 2003.)

(2)

  ReliaStar Life Insurance Company Distribution Agreement between ReliaStar Life Insurance Company and ING America Equities, Inc. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(3)	Specimen Selling Agreements. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
(4)

  Specimen ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

	(5)	Schedules for Sales Commissions. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)
(d)	(1)	Form of Policy. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)
	(2)	Four-Year Term Insurance Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)
	(3)	Full Death Benefit Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)
	(4)	Survivorship Term Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)
	(5)	Additional Insured Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)
	(6)	Policy Split Option Rider. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-18517, as filed on August 8, 1997.)
	(7)	Policy Illustration. (Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-18517, as filed on April 24, 2002.)
(e)	(1)	Revised Policy Application Form. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Supplement to Life Insurance Application. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on form N-6, File No. 333-92000, as filed on April 17, 2003.)
(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
(g)	Not Applicable.
(h)	(1)	(a)

  Participation Agreement dated as of March 27, 2000 by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and WSSI. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

  Amendment No. 2 to Participation Agreement by and among Reliastar Life Insurance Company, on behalf of itself and its separate accounts, AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and ING America Equities, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

(d)

  Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-105319, as filed on November 24, 2003.)

	(2)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger and Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Amendment dated as of March 28, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(c)

  Amendment dated as of October 11, 2000 to the Participation Agreement by and between ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment dated as of September 29, 2003 to Participation Agreement by and among The Alger American Fund, Fred Alger Management, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(e)

  Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(3)	(a)

  Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(b)

  Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING America Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(4)	(a)

  Participation Agreement dated as of March 16, 1988 by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

  Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

  Amendment No. 10 to Participation Agreement by and among ReliaStar Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment No. 11 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(e)

  Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(f)

  Amendment No. 13 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(g)

  Participation Agreement dated as of January 1, 1991 by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated by reference to Initial Registration Statement to Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(h)

  Amendment dated as of July 24, 1997 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(i)

  Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(j)

  Amendment No. 10 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(k)

  Amendment No. 11 to Participation Agreement by and among the ReliaStar Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(l)

  Amendment No. 12 to Participation Agreement by and among ReliaStar Life Insurance Company, Fidelity Variable Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(m)

  Service Agreement dated January 1, 1997 by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(n)

  Amendment effective as of April 1, 1999 to Service Agreement by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(o)

  Service Contract dated April 25, 1997 by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(p)

  Amendment dated April 1, 1999 to Service Contract by and between Fidelity Distributors Corporation and Washington Square Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

	(5)	(a)

  Participation Agreement dated as of May 1, 2002 by and between ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

  Amendment effective as of July 15, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, ING VP Bond Portfolio and ING Funds Distributor, LLC. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

	(6)	(a)

  Participation Agreement among the GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. (Incorporated by Reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(7)	(a)

  Participation Agreement dated as of December 6, 2001 by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(b)

  Amendment dated as of March 26, 2002 to Participation Agreement by and among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Adviser, LLC effective May 1, 2002) and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(c)

  Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-4, 333-100207, for Separate Account N of ReliaStar Life Insurance Company, as filed on October 24, 2002.)

(d)

  Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 by and between ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

(e)

  Service Agreement effective as of December 6, 2001 by and between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(f)

  Shareholder Servicing Agreement dated as of December 6, 2001 by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. in respect of the Service Class Shares of its Portfolios. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(g)

  Amendment dated as of March 26, 2002 to the Shareholder Servicing Agreement by and between ReliaStar Life Insurance Company and Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) in respect of the Service Class Shares of its Portfolio. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(h)

  Amendment dated as of May 1, 2003 to Shareholder Servicing Agreement (Service Shares) dated as of December 6, 2001 by and between ING Partners, Inc. and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, 333-92000, as filed on April 17, 2003.)

	(8)	(a)

  Participation Agreement dated as of May 1, 2001 between ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-47094, as filed on September 17, 2002.)

(b)

  Amendment effective as of October 1, 2002 to Participation Agreement between ReliaStar Life Insurance Company, ING Variable Portfolios Inc. and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(c)

  Amendment effective as of July 15, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, LLC. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

	(9)	(a)

  Participation Agreement dated May 1, 2001, by and among ReliaStar Life Insurance Company, Pilgrim Variable Products Trust and ING Pilgrim Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Amendment dated as of August 30, 2002 to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-6, File No. 33-69892, as filed on October 11, 2002.)

(c)

  Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, LLC. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 33-57244, as filed on February 9, 2004.)

		(d)	Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc.
(e)

  Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(f)

  Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

	(10)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Amendment to Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 69431, as filed on April 14, 2000.)

(c)

  Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment, effective July 1, 2002, to Letter Agreement dated August 8, 1997 between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

	(11)	(a)

  Participation Agreement dated as of August 8, 1997 by and between ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust and Neuberger&Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)

  Amendment No. 1 dated as of February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(c)

  Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment dated as of April 1, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

(e)

  Letter Agreement dated as of July 28, 1997 by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(f)

  Amendment dated as of April 1, 2003 to the Administrative Services Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-6, File No. 33-57244, as filed on December 12, 2003.)

	(12)	(a)

  Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(b)

  Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

	(13)	(a)

  Participation Agreement dated as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)

	(14)	(a)

  Participation Agreement dated as of January 14, 1994 by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

  Amendment No. 3 to Participation Agreement by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital Manager Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(c)

  Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(d)

  Amendment No. 5 to Participation Agreement by and among ReliaStar Life Insurance Company, Putnam Variable Trust and Putnam Retail Management, L.P. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-105319, as filed on April 15, 2004.)

(i)	Not Applicable.
(j)	Not Applicable
(k)	Opinion and Consent of Counsel.
(l)	Not Applicable
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm.
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)

  Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.)

Item 27	Directors and Officers of the Depositor
Name and Principal Business Address			Positions and Offices with Depositor
Donald W. Britton, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			President
Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director and Chairman
David A. Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director, Senior Vice President and Chief Financial Officer
Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director and Senior Vice President
Kathleen A. Murphy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Director
Catherine H. Smith, 151 Farmington Avenue, Hartford, CT 06156			Director
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President, Tax
Robert W. Crispin, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Senior Vice President, Investments
James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401			Senior Vice President
Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156			Senior Vice President
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380			Senior Vice President
Roger W. Fisher, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Vice President and Chief Accounting Officer
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327			Vice President and Treasurer
Carol S. Stern, 601 13th Street NW, Suite 550 N, Washington DC 20005.			Vice President and Chief Compliance Officer
Craig A. Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401			Vice President and Actuary
Kimberly M. Curley, 1290 Broadway, Denver, CO 80203			Vice President and Illustration Actuary
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND 58703			Vice President
Chad M. Eslinger, 2001 21st Avenue NW, Minot, ND 58703			Vice President
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203			Vice President
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203			Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401			Secretary
Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

  Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 9 to Registration Statement on Form N-6 for ReliaStar Life Insurance Company of New York Variable Life Separate Account I of ReliaStar Life Insurance Company of New York (File No. 333-47527), as filed on April 7, 2005.

Item 29	Indemnification

  Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has a controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

  Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with ING America Equities, Inc. (INGAE) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by INGAE) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters
(a)

  Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Director, President and Chief Executive Officer
Daniel P. Mulheran, Sr., 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue NW, Minot, ND 58703	Director and Vice President
Anita F. Woods, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue NW, Minot, ND 58703	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary
(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.	$31,102,593
*	Includes payments to agents/registered representatives, broker/dealers and regional managers/brokerage general agents; bonuses; and payments to ING Financial Partners, Inc. as a marketing allowance.
Item 31	Location of Accounts and Records

  Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South, Minneapolis, MN 55401 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327. 20 Washington Avenue South, Minneapolis, MN 55401.

Item 32	Management Services
None.
Item 33	Fee Representations

  ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies. ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Select HLife Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to this Registration Statement on Form N-6 (File No. 333-47094) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 13[h] day of April, 2005.

SELECTHLIFE VARIABLE ACCOUNT
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

	By:	/s/ Donald W. Britton*
Donald W. Britton President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature	Title	Date

/s/ Donald W. Britton*	President
Donald W. Britton	(principal executive officer)

/s/ Thomas J. McInerney*	Director and Chairman
Thomas J. McInerney

/s/ Kathleen A. Murphy*	Director
Kathleen A. Murphy

/s/ Jacques de Vaucleroy*	Director
Jacques de Vaucleroy		April
13, 2005
/s/ Catherine H. Smith*	Director
Catherine H. Smith

/s/ David A. Wheat*	Director, Senior Vice President and Chief Financial Officer
David A. Wheat	(principal financial officer)

/s/ Roger W. Fisher*	Vice President and Chief Accounting Officer
Roger W. Fisher	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

SELECTHLIFE VARIABLE ACCOUNT
Exhibit Index

Exhibit No.	Exhibit

26-(9)(d)	Form of Amendment to Participation Agreement by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor

26-(k)	Opinion and Consent of Counsel

26-(n)	Consent of Independent Registered Public Accounting Firm